    As filed with the Securities and Exchange Commission on December 28, 1995
-------------------------------------------------------------------------------

                                                               File Nos. 2-99977
                                                                        811-4596

                       SECURITIES AND EXCHANGE COMMISSION

                              WASHINGTON D.C. 20549


                                    FORM N-1A

                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 17

                                       AND

                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 22

                      LANDMARK MULTI-STATE TAX FREE FUNDS*
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                 6 ST. JAMES AVENUE, BOSTON, MASSACHUSETTS 02116
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 617-423-1679


       PHILIP W. COOLIDGE, 6 ST. JAMES AVENUE, BOSTON, MASSACHUSETTS 02116
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)


                                    COPY TO:
           ROGER P. JOSEPH, BINGHAM, DANA & GOULD, 150 FEDERAL STREET,
                           BOSTON, MASSACHUSETTS 02110

         It is proposed that this filing will become effective on January 2, 1996, pursuant to paragraph (b) of Rule 485.

         Pursuant to Rule 24f-2, Registrant has registered an indefinite number of its Shares of Beneficial Interest (without par value) under the Securities Act of 1933 and has filed a Rule 24f-2 Notice on October 30, 1995 for Registrant's fiscal year ended August 31, 1995.


-------------------------------------------------------------------------------
*Relating to shares of beneficial interest of Landmark New York Tax Free
 Reserves and Landmark Connecticut Tax Free Reserves.


                                     LANDMARK MULTI-STATE TAX FREE FUNDS
                                  (LANDMARK NEW YORK TAX FREE RESERVES AND
                                   LANDMARK CONNECTICUT TAX FREE RESERVES)
                                     REGISTRATION STATEMENT ON FORM N-1A

                                            CROSS REFERENCE SHEET

N-1A
ITEM NO.        N-1A ITEM                                                    LOCATION

PART A                                                                       PROSPECTUS

Item 1.         Cover Page.............................................      Cover Page
Item 2.         Synopsis...............................................      Expense Summary
Item 3.         Condensed Financial Information........................      Condensed Financial Information
Item 4.         General Description of Registrant......................      Investment Information; General
                                                                             Information; Appendix
Item 5.         Management of the Fund.................................      Management; Expenses
Item 5A.        Management's Discussion of Fund Performance............      Not Applicable
Item 6.         Capital Stock and Other Securities.....................      General Information; Voting and Other
                                                                             Rights; Purchases; Exchanges;
                                                                             Redemptions; Net Income and
                                                                             Distributions; Tax Matters
Item 7.        Purchase of Securities Being Offered...................       Purchases; Exchanges; Redemptions
Item 8.        Redemption or Repurchase...............................       Purchases; Exchanges; Redemptions
Item 9         Pending Legal Proceedings..............................       Not Applicable

                                                                             STATEMENT OF
                                                                             ADDITIONAL
PART B                                                                       INFORMATION

Item 10.       Cover Page.............................................       Cover Page
Item 11.       Table of Contents......................................       Cover Page
Item 12.       General Information and History........................       The Fund
Item 13.       Investment Objectives and Policies.....................       Investment Objectives, Policies and
                                                                             Restrictions
Item 14.       Management of the Fund.................................       Management
Item 15.       Control Persons and Principal Holders of Securities....       Management
Item 16.       Investment Advisory and Other Services.................       Management
Item 17.       Brokerage Allocation and Other Practices...............       Portfolio Transactions
Item 18.       Capital Stock and Other Securities.....................       Description of Shares, Voting Rights and
                                                                             Liabilities
Item 19.       Purchase, Redemption and Pricing of Securities
               Being Offered..........................................       Description of Shares, Voting Rights and
                                                                             Liabilities; Determination of Net Asset
                                                                             Value
Item 20.       Tax Status.............................................       Certain Additional Tax Matters
Item 21.       Underwriters...........................................       Management
Item 22.       Calculation of Performance Data........................       Performance Information
Item 23.       Financial Statements...................................       Independent Accountants and Financial
                                                                             Statements

PART C Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

--------------------------------------------------------------------------------
                                   PROSPECTUS
                                JANUARY 2, 1996
--------------------------------------------------------------------------------

                     LANDMARK NEW YORK TAX FREE RESERVES
                 (A member of the Landmark(SM) Family of Funds)

    This Prospectus describes Landmark New York Tax Free Reserves, a mutual fund in the Landmark Family of Funds. The Fund is a type of mutual fund commonly referred to as a "triple tax-exempt money market fund." Citibank, N.A. is the investment adviser of the Fund.
------------------------------------------------------------------------------
    INVESTMENTS IN THE FUND ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; HOWEVER, THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO. PROSPECTIVE INVESTORS SHOULD ALSO BE AWARE THAT SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, CITIBANK, N.A. OR ANY OF ITS AFFILIATES, ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
------------------------------------------------------------------------------


    This Prospectus concisely sets forth information about the Fund that a prospective investor should know before investing. A Statement of Additional Information dated January 2, 1996 (and incorporated by reference in this Prospectus) has been filed with the Securities and Exchange Commission. Copies of the Statement of Additional Information may be obtained without charge, and further inquiries about the Fund may be made, by contacting the investor's shareholder servicing agent (see inside back cover for address and phone number).


 TABLE OF CONTENTS
 Prospectus Summary ....................................................... 2
 Expense Summary .......................................................... 3
 Condensed Financial Information .......................................... 4
 Investment Information ................................................... 5
 Risk Considerations ...................................................... 6
 Valuation of Shares ...................................................... 7
 Purchases ................................................................ 7
 Exchanges ................................................................ 8
 Redemptions .............................................................. 8
 Net Income and Distributions ............................................. 9
 Management ...............................................................10
 Tax Matters ..............................................................12
 Performance Information ..................................................12
 General Information ......................................................13
 Appendix A -- Permitted Investments and
   Investment Practices ...................................................14
 Appendix B -- Ratings of Municipal Obligations ...........................16
 Appendix C -- Taxable Equivalent Yield Tables ............................19


-------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------
  INVESTORS SHOULD READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE REFERENCE.

--------------------------------------------------------------------------------
                              PROSPECTUS SUMMARY
------------------------------------------------------------------------------

    See the body of the Prospectus for more information on the topics discussed in this summary.

THE FUND: This Prospectus describes Landmark New York Tax Free Reserves, a triple tax-exempt money market mutual fund.

INVESTMENT OBJECTIVES AND POLICIES: To provide its shareholders with high levels of current income exempt from federal, New York State and New York City personal income taxes, preservation of capital and liquidity. The Fund invests primarily in short-term, high quality obligations issued by state and municipal governments and by public authorities, the interest on which is exempt from federal income taxes ("Municipal Obligations"), including obligations of the State of New York and its political subdivisions. There can be no assurance that the Fund will achieve its objectives.


INVESTMENT ADVISER AND DISTRIBUTOR: Citibank, N.A. ("Citibank" or the "Adviser"), a wholly-owned subsidiary of Citicorp, is the investment adviser. Citibank and its affiliates manage more than $73 billion in assets worldwide. The Landmark Funds Broker-Dealer Services, Inc. ("LFBDS" or the "Distributor") is the distributor of shares of the Fund. See "Management."


PURCHASES AND REDEMPTIONS: Customers of Shareholder Servicing Agents may purchase and redeem shares of the Fund on any Business Day. See "Purchases" and "Redemptions."

PRICING: Shares of the Fund are purchased and redeemed at net asset value (normally $1.00 per share) without a sales load or redemption fees. While there are no sales loads, shares of the Fund are subject to a distribution fee. See "Purchases," "Redemptions" and "Management -- Distribution Arrangements."

EXCHANGES: Shares may be exchanged for shares of most other Landmark Funds. See "Exchanges."

DIVIDENDS: Declared daily and distributed monthly. Shares begin accruing dividends on the day they are purchased. See "Net Income and Distributions."

REINVESTMENT: Dividends may be received either in cash or in Fund shares at net asset value, subject to the policies of a shareholder's Shareholder Servicing Agent. See "Net Income and Distributions."

WHO SHOULD INVEST: The Fund is designed for investors seeking liquidity, preservation of capital and current income exempt from federal income taxes, and for whom long-term capital growth is not a consideration. The Fund is also designed for investors seeking income exempt from New York State and New York City personal income taxes and who are willing to bear the increased risk of an investment portfolio which is concentrated in obligations of the State of New York and its political subdivisions. See "Investment Information."

RISK FACTORS: There can be no assurance that the Fund will achieve its investment objectives. In addition, while the Fund intends to maintain a stable net asset value of $1.00 per share, there can be no assurance that the Fund will be able to do so. Investments in high quality, short-term instruments may, in many circumstances, result in a lower yield than would be available from investments with a lower quality or a longer term.

    The Fund is a non-diversified mutual fund, which means that it is not subject to any statutory restrictions under the Investment Company Act of 1940 limiting the investment of its assets in one or relatively few issuers. The Fund may therefore invest a relatively high percentage of its assets in the obligations of a limited number of issuers. Also, the Fund may invest 25% or more of its assets in securities of issuers in similar or related industries or issuers located in the same state. Under normal circumstances, the Fund invests primarily in obligations of the State of New York and its political subdivisions. As a result, the Fund is more susceptible to any single economic, political or regulatory occurrence.


    Certain investment practices also may entail special risks. Prospective investors should read "Risk Considerations" for more information about risk factors.

--------------------------------------------------------------------------------
                                EXPENSE SUMMARY
--------------------------------------------------------------------------------

The following table summarizes estimated shareholder transaction and annual operating expenses for shares of the Fund.*

SHAREHOLDER TRANSACTION EXPENSES..................................    None
ANNUAL FUND OPERATING EXPENSES, AFTER FEE WAIVERS AND
  REIMBURSEMENTS (AS A PERCENTAGE OF AVERAGE NET ASSETS):

Investment Management Fee(1)......................................    .16%
12b-1 Fees(1)(2) .................................................    .02%
Other Expenses
  Administrative Services Fees(1).................................    .15%
  Shareholder Servicing Agent Fees ...............................    .25%
  Other Operating Expenses .......................................    .07%
                                                                      ---
Total Fund Operating Expenses(1)..................................    .65%
                                                                      ===

  * This table is intended to assist investors in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. The table shows the fees paid by the Fund to various service providers after giving effect to expected voluntary partial fee waivers.
(1) Absent fee waivers and reimbursements, investment management fees, 12b-1 fees, administrative services fees and total fund operating expenses would be .20%, .20%, .25% and .97%, respectively. There can be no assurance that the fee waivers and reimbursements reflected in the table will continue at their present levels. Under the administrative services plan adopted by the Fund, the aggregate of the fee paid to the Administrator, the fees paid to the Shareholder Servicing Agents and the fee paid to the Distributor under the rule 12b-1 distribution plan (not including the .10% portion of the fee that may be charged in anticipation of or reimbursement for print or electronic media advertising, see "Distribution Arrangements" below) may not exceed .60% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year. Individual components of the aggregate may vary from time to time. For more information on costs and expenses, see "Management" and "General Information -- Expenses."
(2) Fees under the 12b-1 distribution plan are asset-based sales charges. Long-term shareholders in the Fund could pay more in sales charges than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.


EXAMPLE: A shareholder of the Fund would pay the following expenses on a $1,000 investment, assuming redemption at the end of each period indicated below:


        ONE YEAR        THREE YEARS      FIVE YEARS      TEN YEARS
        ----------------------------------------------------------
           $7               $21             $36             $81

The Example assumes that all dividends are reinvested, and expenses are based on the Fund's fiscal year ended August 31, 1995, after waivers and reimbursements. If waivers and reimbursements were not in place, the amounts in the Example would be $10, $31, $54 and $119, respectively. The assumption of a 5% annual return is required by the Securities and Exchange Commission for all mutual funds, and is not a prediction of the Fund's future performance. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OF THE FUND. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------


The following table provides condensed financial information about the Fund for the periods indicated. This information should be read in conjunction with the financial statements appearing in the Fund's Annual Report to Shareholders, which are incorporated by reference in the Statement of Additional Information. The financial statements and notes, as well as the table below, covering periods through August 31, 1995 have been audited by Deloitte & Touche LLP, independent certified public accountants, whose report is included in the Fund's Annual Report. Copies of the Annual Report may be obtained without charge from an investor's Shareholder Servicing Agent (see inside of back cover for address and phone number).

                      -------------------------------------------------------------------------------------------------------------
                                                                 FINANCIAL HIGHLIGHTS

                                                                 YEAR ENDED AUGUST 31,
                        1995       1994       1993       1992       1991       1990       1989       1988       1987     1986+
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
 beginning of period  $1.00000   $1.00000   $1.00000   $1.00000   $1.00000   $1.00000   $1.00000   $1.00000   $1.00000   $1.00000
Net investment income  0.03136    0.01954    0.01858    0.02914    0.04211    0.05187    0.05012    0.03969    0.03477    0.03507
Dividends from net
 investment income    (0.03136)  (0.01954)  (0.01858)  (0.02914)  (0.04211)  (0.05187)  (0.05012)  (0.03969)  (0.03477)  (0.03507)
Net Asset Value,
 end of period        $1.00000   $1.00000   $1.00000   $1.00000   $1.00000   $1.00000   $1.00000   $1.00000   $1.00000   $1.00000

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of
 period (000's
 omitted)             $767,129   $684,687   $607,992   $675,238   $586,720   $622,820   $380,539   $349,677   $293,008   $240,616
Ratio of expenses
 to average net
 assets                  0.65%      0.65%      0.65%      0.65%      0.64%      0.66%      0.80%      0.80%      0.80%      0.78%*
Ratio of net
 investment income to
  average net assets     3.15%      1.96%      1.86%      2.88%      4.21%      5.18%      5.09%      3.97%      3.49%      4.00%*
Total return             3.18%      1.97%      1.87%      2.94%      4.29%      5.29%      5.17%      4.03%      3.54%      4.31%

Note: If agents of the Fund had not voluntarily waived all or a portion of their fees for the periods indicated, the ratios and net investment income per share would have been as follows:

Net investment
 income per share     $0.02917   $0.01715   $0.01628   $0.02691   $0.04001   $0.04947   $0.04914   $0.03889   $0.03387   $0.03314

RATIOS:
Expenses to average
 net assets              0.87%      0.88%      0.88%      0.87%      0.85%      0.89%      0.90%      0.88%      0.89%      1.00%*
Net investment income
 to average net assets   2.93%      1.72%      1.63%      2.66%      4.00%      4.94%      4.99%      3.89%      3.40%      3.78%*

*Annualized.
+For the period from the start of business, November 4, 1985, to August 31,1986.

------------------------------------------------------------------------------
                             INVESTMENT INFORMATION
------------------------------------------------------------------------------


INVESTMENT OBJECTIVES: The investment objectives of the Fund are to provide its shareholders with high levels of current income exempt from federal, New York State and New York City personal income taxes, preservation of capital and liquidity.

    The investment objectives of the Fund may not be changed without approval by the Fund's shareholders. Of course, there can be no assurance that the Fund will achieve its investment objectives.

INVESTMENT POLICIES: The Fund seeks its objectives by investing primarily in short-term, high quality fixed rate and variable rate obligations issued by or on behalf of states and municipal governments and their authorities, agencies, instrumentalities and political subdivisions, the interest on which is exempt from federal income taxes (these securities are referred to as "Municipal Obligations"). As a fundamental policy, the Fund invests at least 80% of its assets, under normal circumstances, in the following types of Municipal Obligations and in participation interests in these obligations issued by banks, insurance companies or other financial institutions ("Participation Interests"):

(1) Municipal bonds that at the date of purchase are rated Aa or better by Moody's Investors Service, Inc. ("Moody's") or AA or better by Standard & Poor's Rating Group ("S&P") or Fitch Investors Service, Inc. ("Fitch"), or are unrated but are of comparable quality as determined by the Adviser on the basis of a credit evaluation of the obligor, or of the bank issuing the Participation Interest or guarantee of the bonds, or of any insurance issued in support of the bonds or the Participation Interest;

(2) Municipal notes that at the date of purchase are rated MIG2/VMIG2 or better by Moody's, SP-2 or better by S&P or F-2 or better by Fitch, or are unrated but are of comparable quality as determined by the Adviser; and

(3) Municipal commercial paper that at the date of purchase is rated Prime-2 or better by Moody's, A-2 or better by S&P or F-2 or better by Fitch, or is unrated but is of comparable quality as determined by the Adviser.

    See Appendix A for an explanation of Municipal Obligations and Appendix B for an explanation of ratings of Municipal Obligations.

    Under normal circumstances, the Fund invests at least 65% of its assets in Municipal Obligations the interest on which is exempt from federal, New York State and New York City personal income taxes (these securities are referred to as "New York Municipal Obligations"). The Fund is a "triple tax-exempt money market fund." New York Municipal Obligations include Municipal Obligations of the State of New York and its political subdivisions and of Puerto Rico and other U.S. territories and their political subdivisions. To the extent that acceptable New York Municipal Obligations are not available to the Fund, the Fund may purchase Municipal Obligations issued by issuers in other states. The interest on these securities will be subject to New York State and New York City personal income taxes.

    Although the Fund attempts to invest all of its assets in Municipal Obligations, the Fund may invest up to 20% of its assets in taxable securities (such as U.S. Government obligations or certificates of deposit of domestic banks). Any taxable securities in which the Fund invests are of comparable quality to the Municipal Obligations in which the Fund invests.

    In determining the tax status of interest on Municipal Obligations, the Adviser relies on opinions of bond counsel who may be counsel to the issuer.

CERTAIN ADDITIONAL INVESTMENT POLICIES:
    $1.00 NET ASSET VALUE. The Fund employs specific investment policies and procedures designed to maintain a constant net asset value of $1.00 per share. There can be no assurance, however, that a constant net asset value will be maintained on a continuing basis. See "Net Income and Distributions."


    90-DAY AVERAGE MATURITY. All of the Fund's investments mature in 397 days or less from the date of purchase, have a variable rate of interest adjusted no less frequently than every 397 days, or are purchased pursuant to a repurchase agreement which provides for repurchase by the seller within 397 days from the date of purchase. The average maturity of the Fund's investments (on a dollar-weighted basis) is 90 days or less. All of the Fund's investments are "eligible securities" within the meaning of Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"), and are determined by the Adviser to present minimal credit risks. Investment in high quality, short-term instruments may, in many circumstances, result in a lower yield than would be available from investment in instruments with a lower quality or a longer term.


    PERMITTED INVESTMENTS. Uninvested cash may be held temporarily for the Fund pending investment. The Fund may borrow from banks up to 15% of its total assets for temporary or emergency purposes. For more information regarding permitted investments and investment practices, see Appendix A. The Fund will not necessarily invest or engage in each of the investments and investment practices in Appendix A but reserves the right to do so.

    INVESTMENT IN ANOTHER INVESTMENT COMPANY. The Fund may, in the future, seek its investment objectives by investing all of its investable assets in an open-end management investment company having the same investment objectives and policies and substantially the same investment restrictions as those of the Fund. This investment would be made only with the prior approval of the Fund's shareholders and only if the Fund's Trustees believe that the aggregate per share expenses of the Fund and such other investment company would be less than or approximately equal to the expenses which the Fund would incur if the assets of the Fund were to continue to be invested directly in portfolio securities.

    INVESTMENT RESTRICTIONS. The Statement of Additional Information contains a list of specific investment restrictions which govern the Fund's investment policies. Certain of these specific restrictions may not be changed without shareholder approval. Except as otherwise indicated, the Fund's investment restrictions and policies may be changed without shareholder approval. If a percentage or rating restriction (other than a restriction as to borrowing) is adhered to at the time an investment is made, a later change in percentage or rating resulting from changes in the Fund's securities will not be a violation of policy.

    BROKERAGE TRANSACTIONS. The primary consideration in placing the Fund's security transactions with broker-dealers for execution is to obtain and maintain the availability of execution at the most favorable prices and in the most effective manner possible.


------------------------------------------------------------------------------
                             RISK CONSIDERATIONS
------------------------------------------------------------------------------

    The risks of investing in the Fund vary depending upon the nature of the securities held, and the investment practices employed, on its behalf. Certain of these risks are described below.

    NON-DIVERSIFIED STATUS. The Fund is a non-diversified mutual fund. This means that it is not subject to any statutory restrictions under the 1940 Act limiting the investment of its assets in one or relatively few issuers (although certain diversification requirements are imposed by the Internal Revenue Code). Since the Fund may invest a relatively high percentage of its assets in the obligations of a limited number of issuers, the value of shares of the Fund may be more susceptible to any single economic, political or regulatory occurrence than the value of shares of a diversified mutual fund would be. The Fund also may invest 25% or more of its assets in securities the issuers of which are located in the same state or the interest on which is paid from revenues of similar type projects or that are otherwise related in such a way that a single economic, business or political development or change affecting one of the securities would also affect other securities. Investors should consider the greater risk inherent in these policies when compared with a more diversified mutual fund.


    "CONCENTRATION" IN PARTICIPATION INTERESTS. The Fund may invest more than 25% of its assets in Participation Interests in Municipal Obligations which are secured by bank letters of credit or guarantees. Banks are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments which may be made and interest rates and fees which may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operation of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations under a letter of credit or guarantee. For additional information concerning variable rate instruments and Participation Interests, see Appendix A.

    INVESTMENT PRACTICES. Certain of the investment practices employed for the Fund may entail certain risks. See Appendix A.

    RISKS AFFECTING INVESTMENTS IN NEW YORK MUNICIPAL OBLIGATIONS. The Fund intends to invest a high proportion of its assets in New York Municipal Obligations. Payment of interest and principal of these Municipal Obligations is dependent on the continuing ability of issuers in New York and obligors of state, municipal and public authority debt obligations to meet their obligations. Investors in the Fund should consider the greater risks inherent in the Fund's concentration in these obligations when compared with the safety that comes with a less geographically concentrated investment portfolio. The Adviser believes that by maintaining the Fund's investment portfolio in liquid, short-term high quality New York Municipal Obligations, including Participation Interests and other variable rate instruments that have high quality credit support from banks, insurance companies or other financial institutions, the Fund is somewhat insulated from the credit risks that may exist for long-term New York Municipal Obligations.


    Investors should be aware of special economic factors affecting New York before investing in the Fund. While these factors are summarized below, a more detailed description is set forth in the Statement of Additional Information and the Appendix thereto (see "Investment Objectives, Policies and Restrictions -- Risk Factors Affecting Investment in New York Municipal Obligations" in the Statement of Additional Information). The information below and in the Statement of Additional Information is a summary of certain information contained in official statements of issuers of New York Municipal Obligations and does not purport to be complete. The Fund is not responsible for the accuracy or timeliness of this information.

    New York State and other issuers of New York Municipal Obligations over the past several years have experienced financial difficulties, which caused the credit ratings of certain of their obligations to be downgraded by certain rating agencies. There can be no assurance that credit ratings on obligations of New York State, New York City and other New York Municipal Obligations will not be downgraded again.

    Investors also should compare the yield available on a portfolio of single state issues with the yield of a more diversified portfolio including other state issues before making an investment decision. For a comparison of yields on Municipal Obligations and taxable securities, see Appendix C.

------------------------------------------------------------------------------
                             VALUATION OF SHARES
------------------------------------------------------------------------------

    Net asset value per share of the Fund is determined each day the New York Stock Exchange is open for trading (a "Business Day"). This determination is made once each day as of 12:00 noon, Eastern time, by adding the market value of all of the Fund's securities and other assets, then subtracting the liabilities charged to the Fund, and then dividing the result by the number of the Fund's outstanding shares. The Fund attempts to stabilize the net asset value of its shares at $1.00 by valuing portfolio securities using the amortized cost method; however, there can be no assurance that the Fund's net asset value will always remain at $1.00 per share. The net asset value per share is effective for orders received and accepted by the Distributor prior to its calculation.


    The amortized cost method involves valuing a security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Although the amortized cost method provides certainty in valuation, it may result in periods during which the stated value of a security is higher or lower than the price the Fund would receive if the security were sold.

------------------------------------------------------------------------------
                                  PURCHASES
------------------------------------------------------------------------------

    Shares of the Fund are offered continuously and may be purchased on any Business Day without a sales load at the shares' net asset value next determined after an order is transmitted to and accepted by the Distributor. Shares may be purchased either through a securities broker which has a sales agreement with the Distributor or through a bank or other financial institution which has an agency agreement with the Distributor. Shares of the Fund are being offered exclusively to customers of a Shareholder Servicing Agent (i.e., a financial institution, such as a federal or state-chartered bank, trust company, savings and loan association or savings bank, or a securities broker, that has entered into a shareholder servicing agreement concerning the Fund). The Fund and the Distributor reserve the right to reject any purchase order and to suspend the offering of Fund shares for a period of time.

    While there is no sales load imposed on shares of the Fund, the Distributor receives fees from the Fund pursuant to a Distribution Plan. See "Management -- Distribution Arrangements."

    Each shareholder's account is established and maintained by his or her Shareholder Servicing Agent, which will be the shareholder of record of the Fund. Each Shareholder Servicing Agent may offer services to its customers such as pre-authorized or automatic purchase and redemption programs and "sweep" checking programs, and may establish its own terms, conditions and charges with respect to services it offers to its customers. Charges for these services may include fixed annual fees and account maintenance fees. The effect of any of these fees will be to reduce the net return on the investment of customers of that Shareholder Servicing Agent.

    Shareholder Servicing Agents will not transmit purchase orders to the Distributor until they have received the purchase price in federal or other immediately available funds. If Fund shares are purchased by check, there will be a delay (usually not longer than two business days) in transmitting the purchase order until the check is converted into federal funds.

------------------------------------------------------------------------------
                                  EXCHANGES
------------------------------------------------------------------------------


    Shares of the Fund may be exchanged for shares of the other Landmark Funds that are made available by a shareholder's Shareholder Servicing Agent, or may be acquired through an exchange of shares of those funds. No initial sales charge is imposed on shares being acquired through an exchange unless the shares being acquired are subject to a sales charge that is greater than the current sales charge of the Fund (in which case an initial sales charge will be imposed at a rate equal to the difference). Contingent deferred sales charges may apply to redemptions of some shares of other Landmark Funds disposed of or acquired through an exchange.

    Shareholders must place exchange orders through their Shareholder Servicing Agents, and may do so by telephone if their account applications so permit. For more information on telephone transactions see "Redemptions." All exchanges will be effected based on the relative net asset values per share next determined after the exchange order is received by the Distributor. See "Valuation of Shares." Shares of the Fund may be exchanged only after payment in federal funds for the shares has been made.

    This exchange privilege may be modified or terminated at any time, upon at least 60 days' notice when such notice is required by SEC rules, and is available only in those jurisdictions where such exchanges legally may be made. See the Statement of Additional Information for further details. Before making any exchange, shareholders should contact their Shareholder Servicing Agents to obtain more information and prospectuses of the Landmark Funds to be acquired through the exchange.


------------------------------------------------------------------------------
                                 REDEMPTIONS
------------------------------------------------------------------------------


    Fund shares may be redeemed at their net asset value (normally $1.00 per share) next determined after a redemption request in proper form is received by a shareholder's Shareholder Servicing Agent. Shareholders may redeem shares of the Fund only by authorizing their Shareholder Servicing Agents to redeem such shares on their behalf through the Distributor.

    REDEMPTIONS BY MAIL. Shareholders may redeem Fund shares by sending written instructions in proper form (as determined by a shareholder's Shareholder Servicing Agent) to their Shareholder Servicing Agents. Shareholders are responsible for ensuring that a request for redemption is in proper form.

    REDEMPTIONS BY TELEPHONE. Shareholders may redeem or exchange Fund shares by telephone, if their account applications so permit, by calling their Shareholder Servicing Agents. During periods of drastic economic or market changes or severe weather or other emergencies, shareholders may experience difficulties implementing a telephone exchange or redemption. In such an event, another method of instruction, such as a written request sent via an overnight delivery service, should be considered. The Fund and each Shareholder Servicing Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures may include recording of the telephone instructions and verification of a caller's identity by asking for his or her name, address, telephone number, Social Security number, and account number. If these or other reasonable procedures are not followed, the Fund or the Shareholder Servicing Agent may be liable for any losses to a shareholder due to unauthorized or fraudulent instructions. Otherwise, the shareholder will bear all risk of loss relating to a redemption or exchange by telephone.

    PAYMENT OF REDEMPTIONS. The proceeds of a redemption are paid in federal funds normally on the Business Day the redemption is effected, but in any event within seven days. If a shareholder requests redemption of shares which were purchased recently, the Fund may delay payment until it is assured that good payment has been received. In the case of purchases by check, this can take up to ten days. See "Determination of Net Asset Value" in the Statement of Additional Information regarding the Fund's right to pay the redemption price in kind with securities (instead of cash).


    Questions about redemption requirements should be referred to the shareholder's Shareholder Servicing Agent. The right of any shareholder to receive payment with respect to any redemption may be suspended or the payment of the redemption price postponed during any period in which the New York Stock Exchange is closed (other than weekends or holidays) or trading on the Exchange is restricted or if an emergency exists.

------------------------------------------------------------------------------
                         NET INCOME AND DISTRIBUTIONS
------------------------------------------------------------------------------


    The Fund's net income is determined each Business Day (and on such other days as is necessary in order to comply with the 1940 Act). This determination is made once during each such day as of 12:00 noon, Eastern time. Substantially all the Fund's net income is declared as a dividend to shareholders of record at the time of such determination. Shares begin accruing dividends on the day they are purchased, and accrue dividends up to and including the day prior to redemption. Dividends are distributed monthly on or prior to the last business day of each month. Unless a shareholder elects to receive dividends in cash (subject to the policies of the shareholder's Shareholder Servicing Agent), dividends are distributed in the form of full and fractional additional Fund shares at the rate of one share of the Fund for each one dollar of dividend income.

    Since the Fund's net income is declared as a dividend each time the Fund's net income is determined, the net asset value per share of the Fund is expected to remain at $1.00 per share immediately after each such determination and dividend declaration. Any increase in the value of a shareholder's investment in the Fund, representing the reinvestment of dividend income, is reflected by an increase in the number of shares of the Fund in the shareholder's account.

    Because of the short-term maturities of the portfolio investments of the Fund, the Fund does not expect to realize long-term capital gains or losses. Any net realized short-term capital gains will be declared and distributed to the Fund's shareholders annually after the close of the Fund's fiscal year. Distributions of short-term capital gains are taxable to shareholders as described in "Tax Matters". Any realized short-term capital losses will be offset against short-term capital gains or, to the extent possible, utilized as capital loss carryover. The Fund may distribute short-term capital gains more frequently than annually, reduce shares to reflect capital losses or make distributions of capital if necessary in order to maintain the Fund's net asset value of $1.00 per share.

    It is expected that the Fund will have a positive net income at the time of each determination thereof. If for any reason the Fund's net income is a negative amount, which could occur, for instance, upon default by an issuer of a portfolio security, the Fund would first offset the negative amount with respect to each shareholder account from the dividends declared during the month with respect to those accounts. If and to the extent that negative net income exceeds declared dividends at the end of the month, the Fund would reduce the number of outstanding Fund shares by treating each shareholder as having contributed to the capital of the Fund that number of full and fractional shares in his or her account which represents his or her share of the amount of such excess. Each shareholder would be deemed to have agreed to such contribution in these circumstances by his or her investment in the Fund.


------------------------------------------------------------------------------
                                  MANAGEMENT
------------------------------------------------------------------------------


     TRUSTEES AND OFFICERS: The Fund is supervised by its own Board of Trustees. A majority of the Trustees are not affiliated with the Adviser. More information on the Trustees and officers of the Fund appears under "Management" in the Statement of Additional Information.


INVESTMENT ADVISER: CITIBANK. The Fund draws on the strength and experience of Citibank. Citibank offers a wide range of banking and investment services to customers across the United States and throughout the world, and has been managing money since 1822. Its portfolio managers are responsible for investing in money market, equity and fixed income securities. Citibank and its affiliates manage more than $73 billion in assets worldwide, including the Landmark Funds and Portfolios. Citibank is a wholly-owned subsidiary of Citicorp.

    Citibank manages the assets of the Fund pursuant to an investment advisory agreement (the "Advisory Agreement"). Subject to policies set by the Fund's Trustees, Citibank makes investment decisions for the Fund.


    ADVISORY FEES. For its services under the Advisory Agreement, the Adviser receives investment advisory fees, which are accrued daily and paid monthly, of 0.20% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year. The Adviser has voluntarily agreed to waive a portion of its investment advisory fee.


    For the fiscal year ended August 31, 1995, the investment advisory fees payable to Citibank from the Fund were $1,405,747, of which $242,164 was voluntarily waived (after waiver, 0.17% of the Fund's average daily net assets for that fiscal year).


    BANKING RELATIONSHIPS. Citibank and its affiliates may have deposit, loan and other relationships with the issuers of securities purchased on behalf of the Fund, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities so purchased. Citibank has informed the Fund that, in making its investment decisions, it does not obtain or use material inside information in the possession of any division or department of Citibank or in the possession of any affiliate of Citibank.

    BANK REGULATORY MATTERS. The Glass-Steagall Act prohibits certain financial institutions, such as Citibank, from underwriting securities of open-end investment companies, such as the Fund. Citibank believes that its services under the Advisory Agreement and the activities performed by it or its affiliates as Shareholder Servicing Agents and sub-administrator are not underwriting and are consistent with the Glass-Steagall Act and other relevant federal and state laws. However, there is no controlling precedent regarding the performance of the combination of investment advisory, shareholder servicing and sub-administrative activities by banks. State laws on this issue may differ from applicable federal law and banks and financial institutions may be required to register as dealers pursuant to state securities laws. Changes in either federal or state statutes or regulations, or in their interpretations, could prevent Citibank or its affiliates from continuing to perform these services for the Fund. If Citibank or its affiliates were to be prevented from acting as the Adviser, sub-administrator or a Shareholder Servicing Agent, the Fund would seek alternative means for obtaining these services. The Fund does not expect that shareholders would suffer any adverse financial consequences as a result of any such occurrence.

ADMINISTRATIVE SERVICES PLAN: The Fund has an administrative services plan (the "Administrative Services Plan") which provides that the Fund may obtain the services of an administrator, a transfer agent, a custodian, a fund accountant and one or more Shareholder Servicing Agents, and may enter into agreements providing for the payment of fees for such services. Under the Administrative Services Plan, the total of the fees paid to the Fund's Administrator and Shareholder Servicing Agents and the distribution fee paid to the Distributor (other than any fee concerning electronic or other media advertising) may not exceed 0.60% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year. Within this overall limitation, individual fees may vary. See "Administrator," "Shareholder Servicing Agents" and "Transfer Agent, Custodian and Fund Accountant."

ADMINISTRATOR: LFBDS provides certain administrative services to the Fund under an administrative services agreement. These administrative services include providing general office facilities, supervising the overall administration of the Fund, and providing persons satisfactory to the Board of Trustees to serve as Trustees and officers of the Fund. These Trustees and officers may be directors, officers or employees of LFBDS or its affiliates.


    For these services, the Administrator receives fees accrued daily and paid monthly of 0.25% of the average daily net assets of the Fund on an annualized basis for the Fund's then-current fiscal year. However, the Administrator has voluntarily agreed to waive a portion of the fees payable to it.


    LFBDS is a wholly-owned subsidiary of Signature Financial Group, Inc. "Landmark" is a service mark of LFBDS.

SUB-ADMINISTRATOR: Pursuant to a sub-administrative services agreement, Citibank performs such sub-administrative duties for the Fund as from time to time are agreed upon by Citibank and LFBDS. Citibank's compensation as sub- administrator is paid by LFBDS.


SHAREHOLDER SERVICING AGENTS: The Fund has entered into separate shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent provides shareholder services, including answering customer inquiries, assisting in processing purchase, exchange and redemption transactions and furnishing Fund communications to shareholders. For these services, each Shareholder Servicing Agent receives a fee from the Fund at an annual rate of 0.25% of the average daily net assets of the Fund represented by shares owned by investors for whom such Shareholder Servicing Agent maintains a servicing relationship.

    Some Shareholder Servicing Agents may impose certain conditions on their customers in addition to or different from those imposed by the Fund, such as requiring a minimum initial investment or charging their customers a direct fee for their services. Each Shareholder Servicing Agent has agreed to transmit to its customers who are shareholders of the Fund appropriate prior written disclosure of any fees that it may charge them directly and to provide written notice at least 30 days prior to imposition of any transaction fees.


TRANSFER AGENT, CUSTODIAN AND FUND ACCOUNTANT: State Street Bank and Trust Company acts as transfer agent, dividend disbursing agent and custodian for the Fund. State Street also provides fund accounting services to the Fund and calculates the daily net asset value of the Fund.

DISTRIBUTION ARRANGEMENTS: LFBDS is the Distributor of the Fund's shares and also serves as distributor for each of the other Landmark Funds and as a Shareholder Servicing Agent for certain investors. As Distributor, LFBDS bears the cost of compensating personnel involved in the sale of shares of the Fund and bears all costs of travel, office expenses (including rent and overhead) and equipment. In those states where LFBDS is not a registered broker-dealer, shares of the Fund are sold through Signature Broker-Dealer Services, Inc., as dealer.

    Under a plan of distribution for the Fund (the "Plan"), the Fund pays the Distributor a fee at an annual rate not to exceed 0.10% of the average daily net assets of the Fund. The Plan also permits the Fund to pay the Distributor an additional fee (not to exceed 0.10% of the average daily net assets of the Fund) in anticipation of or as reimbursement for print or electronic media advertising expenses incurred in connection with the sale of Fund shares. However, the Distributor has agreed to waive a portion of these fees. The Plan was adopted in accordance with Rule 12b-1 under the 1940 Act.

    The Fund and the Distributor provide to the Trustees quarterly a written report of amounts expended pursuant to the Plan and the purposes for which the expenditures were made.

    From time to time LFBDS may make payments for distribution and/or shareholder servicing activities out of its past profits or any other sources available to it.


------------------------------------------------------------------------------
                                 TAX MATTERS
------------------------------------------------------------------------------


FEDERAL INCOME TAXES: This discussion of taxes is for general information only. Investors should consult their own tax advisers about their particular situations.

    The Fund intends to meet requirements of the Internal Revenue Code applicable to regulated investment companies so that it will not be liable for any federal income or excise taxes.

    The Fund expects that most of its net income will be attributable to interest on Municipal Obligations and as a result most of the Fund's dividends to shareholders will be excludable from shareholders' gross income. However, the Fund may invest from time to time in taxable securities, and certain Fund dividends may be subject to the federal alternative minimum tax. It is also possible, but not intended, that the Fund may realize short-term or long-term capital gains or losses. Generally, distributions from the Fund's short-term capital gains will be taxed as ordinary income, and distributions from long-term net capital gains will be taxed as such regardless of how long the shares of the Fund have been held. Dividends and distributions are treated in the same manner for federal tax purposes whether they are paid in cash or as additional shares.

    Fund dividends of tax-exempt income are taken into account in determining the amount of a shareholder's social security and railroad retirement benefits that may be subject to federal income tax. No deduction may be claimed for interest on indebtedness incurred or carried for the purpose of purchasing or holding Fund shares. Investors who are, or who are related to, "substantial users" of facilities financed by private activity bonds should consult their tax advisers before buying Fund shares.

    Early each year, the Fund will notify its shareholders of the amount and federal tax status of distributions paid to shareholders for the preceding year.

    The account application asks each new shareholder to certify that the shareholder's Social Security or taxpayer identification number is correct and that the shareholder is not subject to 31% backup withholding for failing to report income to the IRS. The Fund may be required to withhold (and pay over to the IRS for the shareholder's credit) 31% of certain distributions paid to shareholders who fail to provide this information or otherwise violate IRS regulations.

STATE AND LOCAL TAXES: Except as noted below, Fund dividends which are excludable from shareholders' gross income for federal income tax purposes may not necessarily be exempt from the income or other tax laws of any state or local taxing authority. Investors should consult their own tax advisers in this regard.

    To the extent that dividends received from the Fund are derived from interest on New York Municipal Obligations, the dividends will also be excluded from the gross income of individual shareholders who are New York residents for New York State and New York City personal income tax purposes. DIVIDENDS FROM THE FUND ARE NOT EXCLUDED IN DETERMINING NEW YORK STATE OR NEW YORK CITY FRANCHISE TAXES ON CORPORATIONS AND FINANCIAL INSTITUTIONS.

------------------------------------------------------------------------------
                           PERFORMANCE INFORMATION
------------------------------------------------------------------------------

    Fund performance may be quoted in advertising, shareholder reports and other communications in terms of yield, effective yield, tax equivalent yield, total rate of return or tax equivalent total rate of return. All performance information is historical and is not intended to indicate future performance. Yields and total rates of return fluctuate in response to market conditions and other factors.

    The Fund may provide its period and average annualized "total rates of return" and "tax equivalent total rates of return." The "total rate of return" refers to the change in the value of an investment in the Fund over a stated period and is compounded to include the value of any shares purchased with any dividends or capital gains declared during such period. Period total rates of return may be "annualized." An "annualized" total rate of return assumes that the period total rate of return is generated over a one-year period. The "tax equivalent total rate of return" refers to the total rate of return that a fully taxable money market fund would have to generate in order to produce an after-tax total rate of return equivalent to that of the Fund. The use of a tax equivalent total rate of return allows investors to compare the total rates of return of the Fund, the dividends from which are exempt from federal personal income taxes, with the total rates of return of funds the dividends from which are not so tax exempt.

    The Fund may provide annualized "yield," "effective yield" and "tax equivalent yield" quotations. The "yield" of the Fund refers to the income generated by an investment in the Fund over a seven-day period (which period is stated in any such advertisement or communication). This income is then annualized; that is, the amount of income generated by the investment over that period is assumed to be generated each week over a 365-day period and is shown as a percentage of the investment. The "effective yield" is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the yield because of the compounding effect of this assumed reinvestment. The "tax equivalent yield" refers to the yield that a fully taxable money market fund would have to generate in order to produce an after-tax yield equivalent to that of the Fund. The use of a tax equivalent yield allows investors to compare the yield of the Fund, the dividends from which are exempt from federal personal income tax, with yields of funds the dividends from which are not so tax exempt. The Fund may also provide yield, effective yield and tax equivalent yield quotations for longer periods.

    Of course, any fees charged by a shareholder's Shareholder Servicing Agent will reduce that shareholder's net return on his or her investment. See the Statement of Additional Information for more information concerning the calculation of yield and total rate of return quotations for the Fund.


------------------------------------------------------------------------------
                             GENERAL INFORMATION
------------------------------------------------------------------------------


     ORGANIZATION: Landmark New York Tax Free Reserves is a non-diversified series of Landmark Multi-State Tax Free Funds (the "Trust"). The Trust is a Massachusetts business trust which was organized on August 30, 1985; it was known as Landmark New York Tax Free Reserves until its name was changed effective December 18, 1991. The Trust is a non-diversified, open-end management investment company registered under the 1940 Act. There are presently two active series of the Trust in addition to the Fund.

    Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the trust's obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the trust itself was unable to meet its obligations.

VOTING AND OTHER RIGHTS: The Trust may issue an unlimited number of shares, may create new series of shares and may divide shares in each series into classes. Each share of the Trust gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each series of the Trust have equal voting rights except that, in matters affecting only a particular series, only shares of that particular series are entitled to vote.

    At any meeting of shareholders of the Fund, a Shareholder Servicing Agent may vote any shares of which it is the holder of record and for which it does not receive voting instructions proportionately in accordance with the instructions it received for all other shares of which that Shareholder Servicing Agent is the holder of record.

    The Trust's activities are supervised by its Board of Trustees. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will usually be sought only for changes in the Fund's fundamental investment restrictions and for the election of Trustees under certain circumstances. Trustees may be removed by shareholders under certain circumstances. Each share of the Fund is entitled to participate equally in dividends and other distributions and the proceeds of any liquidation of the Fund.

CERTIFICATES: The Fund's Transfer Agent maintains a share register for shareholders of record, i.e., Shareholder Servicing Agents. Share certificates are not issued.


EXPENSES: For the fiscal year ended August 31, 1995, total operating expenses of the Fund, after giving effect to fee waivers and reimbursements, were 0.65% of the Fund's average daily net assets for that fiscal year. All fee waivers and reimbursements are voluntary and may be reduced or terminated at any time.

                        ------------------------------


    The Statement of Additional Information dated the date hereof contains more detailed information about the Fund, including information related to (i) investment policies and restrictions, (ii) the Trustees, officers, Adviser and Administrator, (iii) securities transactions, (iv) the Fund's shares, including rights and liabilities of shareholders, (v) the methods used to calculate performance information, (vi) programs for the purchase of shares, and (vii) the determination of net asset value.

    No person has been authorized to give any information or make any representations not contained in this Prospectus in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor. This Prospectus does not constitute an offering by the Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

------------------------------------------------------------------------------
                                  APPENDIX A
------------------------------------------------------------------------------


                          PERMITTED INVESTMENTS AND
                             INVESTMENT PRACTICES

    MUNICIPAL BONDS. Municipal bonds are debt obligations of states, cities, municipalities and municipal agencies and authorities which generally have a maturity at the time of issue of one year or more and which are issued to raise funds for various public purposes, such as construction of a wide range of public facilities, refunding outstanding obligations or obtaining funds for institutions and facilities. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. The principal of and interest on revenue bonds are payable from the income of specific projects or authorities and generally are not supported by the issuer's general power to levy taxes. In some cases, revenues derived from specific taxes are pledged to support payments on a revenue bond.

    In addition, certain kinds of private activity bonds ("IDBs") are issued by or on behalf of public authorities to provide funding for various privately operated industrial facilities, such as warehouse, office, plant and store facilities and environmental and pollution control facilities. IDBs are, in most cases, revenue bonds. The payment of the principal and interest on IDBs usually depends solely on the ability of the user of the facilities financed by the bonds or other guarantor to meet its financial obligations and, in certain instances, the pledge of real and personal property as security for payment. Many IDBs may not be readily marketable; however, the IDBs or the participation certificates in IDBs purchased by the Fund will have liquidity because they generally will be supported by demand features to "high quality" banks, insurance companies or other financial institutions.


    MUNICIPAL NOTES. There are four major varieties of state and municipal notes: Tax and Revenue Anticipation Notes ("TRANs"); Tax Anticipation Notes ("TANs"); Revenue Anticipation Notes ("RANs"); and Bond Anticipation Notes ("BANs"). TRANs, TANs and RANs are issued by states, municipalities and other tax-exempt issuers to finance short-term cash needs or, occasionally, to finance construction. Many TRANs, TANs and RANs are general obligations of the issuing entity payable from taxes or designated revenues, respectively, expected to be received within the related fiscal period. BANs are issued with the expectation that their principal and interest will be paid out of proceeds from renewal notes or bonds to be issued prior to the maturity of the BANs. BANs are issued by both general obligation and revenue bond issuers usually to finance such items as land acquisition, facility acquisition and/or construction and capital improvement projects.


    VARIABLE RATE INSTRUMENTS AND PARTICIPATION INTERESTS. Variable rate instruments provide for a periodic adjustment in the interest rate paid on the instrument and usually permit the holder to receive payment of principal and accrued interest upon a specified number of day's notice. Variable rate instrument in which the Fund may invest include participation interests in Municipal Obligations owned by a bank, insurance company or other financial institution or affiliated organization ("Participation Interests"). A variable rate instrument or a Participation Interest may be backed by an irrevocable letter of credit or guarantee of, or a right to put to, a bank, or an insurance policy of an insurance company. See "Stand-by Commitments." Purchase of a Participation Interest may involve the risk that the Fund will not be deemed to be the owner of the underlying Municipal Obligation for purposes of the ability to claim tax exemption of interest paid on that Municipal Obligation. If interest rates rise or fall, the rates payable on variable rate instruments will generally be readjusted. As a result variable rate instruments do not offer the same opportunity for capital appreciation or loss as fixed rate instruments.

    STAND-BY COMMITMENTS. When the Fund purchases Municipal Obligations it may also acquire stand-by commitments from banks with respect to such Municipal Obligations. The Fund also may acquire stand-by commitments from broker-dealers. Under a stand-by commitment, a bank or broker-dealer agrees to purchase at the Fund's option a specified Municipal Obligation at a specified price. A stand-by commitment is the equivalent of a "put" option with respect to a particular Municipal Obligation. The Fund intends to acquire stand-by commitments solely to facilitate liquidity. Stand-by commitments are subject to certain risks, which include the ability of the issuer of the commitment to pay for the Municipal Obligations at the time the commitment is exercised, the fact that the commitment is not marketable, and that the maturity of the underlying security will generally be different from that of the commitment.

    "WHEN-ISSUED" SECURITIES. In order to ensure the availability of suitable securities, the Fund may purchase securities on a "when-issued" or on a "forward delivery" basis, which means that the securities would be delivered to the Fund at a future date beyond customary settlement time. Under normal circumstances, the Fund takes delivery of the securities. In general, the purchaser does not pay for the securities until received and does not start earning interest until the contractual settlement date. While awaiting delivery of the securities, the Fund establishes a segregated account consisting of cash, cash equivalents or high quality debt securities equal to the amount of the Fund's commitments to purchase "when-issued" securities. An increase in the percentage of the Fund's assets committed to the purchase of securities on a "when-issued" basis may increase the volatility of its net asset value.

    REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements. Repurchase agreements are transactions in which an institution sells the Fund a security at one price, subject to the Fund's obligation to resell and the selling institution's obligation to repurchase that security at a higher price normally within a seven day period. There may be delays and risks of loss if the seller is unable to meet its obligation to repurchase. Repurchase agreements may involve Municipal Obligations or other securities.

    PRIVATE PLACEMENTS AND ILLIQUID INVESTMENTS. The Fund may invest up to 10% of its net assets in securities for which there is no readily available market. These illiquid securities may include privately placed restricted securities for which no institutional market exists. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price.

------------------------------------------------------------------------------
                                  APPENDIX B
------------------------------------------------------------------------------


                      RATINGS OF MUNICIPAL OBLIGATIONS*

    The ratings of Moody's Investors Service, Inc., Standard & Poor's Ratings Group and Fitch Investors Service, Inc. represent their opinions as to the quality of various debt obligations. It should be emphasized, however, that ratings are not absolute standards of quality. Consequently, Municipal Obligations with the same maturity, coupon and rating may have different yields while Municipal Obligations of the same maturity and coupon with different ratings may have the same yield.

-----------------
*As described by the rating agencies. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so.


                DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S
                       TWO HIGHEST LONG-TERM DEBT RATINGS:


    Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and generally are referred to as "gilt edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

    Note: Those bonds in the Aa group which Moody's believes possess the strongest investment attributes are designated by the symbol Aa 1.

          DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S TWO HIGHEST
                      RATINGS OF STATE AND MUNICIPAL NOTES:


    Moody's ratings for state and municipal short-term obligations are designated Moody's Investment Grade ("MIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. A short-term rating ("VMIG") may also be assigned to variable rate demand obligations. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends, for example, may be less important over the short run. Symbols used are as follows:


    MIG 1/VMIG 1 -- Notes bearing this designation are of the best quality, with strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

    MIG 2/VMIG 2 -- Notes bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

                DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S
                      TWO HIGHEST COMMERCIAL PAPER RATINGS:

    Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually senior short-term obligations not having an original maturity in excess of one year.

    Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of senior short-term debt obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: (1) leading market positions in well established industries; (2) high rates of return on funds employed; (3) conservative capitalization structures with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well established access to a range of financial markets and assured sources of alternate liquidity.

    Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                DESCRIPTION OF STANDARD & POOR'S RATINGS GROUP'S
                       TWO HIGHEST LONG-TERM DEBT RATINGS:

    AAA -- Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

    AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

    Plus (+) or Minus (-): The AA rating may be modified by the addition of a plus or minus sign to show relative standing within the AA rating category.


              DESCRIPTION OF STANDARD & POOR'S RATINGS GROUP'S TWO
                  HIGHEST RATINGS OF STATE AND MUNICIPAL NOTES:


    A Standard & Poor's note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

    -- Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

    -- Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

    Note rating symbols are as follows:

    SP-1 -- Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

    SP-2 -- Satisfactory capacity to pay principal and interest.

              DESCRIPTION OF STANDARD & POOR'S RATINGS GROUP'S TWO
                        HIGHEST COMMERCIAL PAPER RATINGS:

    A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

    A -- Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

    A-1 -- This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

    A-2 -- Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

                       DESCRIPTION OF STANDARD & POOR'S
                        RATINGS GROUP'S DUAL RATINGS:

    Standard & Poor's assigns "dual" ratings to all debt issues that have as part of their structure a put option or demand feature.

    The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the put option or demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols are used to denote the put option (for example, "AAA/A-1+"). For demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, "SP-1+/A-1+").

   DESCRIPTION OF FITCH INVESTORS SERVICE, INC.'S TWO HIGHEST BOND RATINGS:

    The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

    AAA -- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

    AA -- Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated
"F-1+".

    Plus (+) or Minus (-): The AA rating may be modified by the addition of a plus or minus sign to show relative standing within the AA rating category.

              DESCRIPTION OF FITCH INVESTORS SERVICE, INC.'S THREE
                  HIGHEST RATINGS OF STATE AND MUNICIPAL NOTES:

    The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

    F-1+ -- Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

    F-1 -- Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+".

    F-2 -- Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-2+" and "F-1" ratings.

              DESCRIPTION OF FITCH INVESTORS SERVICE, INC.'S THREE
                        HIGHEST COMMERCIAL PAPER RATINGS:

    The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

    F-1+ -- Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

    F-1 -- Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+".

    F-2 -- Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" and "F-1" ratings.

------------------------------------------------------------------------------
                                   APPENDIX C
------------------------------------------------------------------------------

                         TAXABLE EQUIVALENT YIELD TABLES


                       (RATES FOR 1995+ UNDER FEDERAL AND
                       NEW YORK PERSONAL INCOME TAX LAWS)

    The tables below show the approximate taxable bond yields which are equivalent to tax-exempt bond yields under 1995 federal and New York personal income tax laws. SUCH YIELDS MAY DIFFER UNDER THE LAWS APPLICABLE TO SUBSEQUENT YEARS IF THE EFFECT OF ANY SUCH LAW IS TO CHANGE ANY TAX BRACKET OR THE AMOUNT OF TAXABLE INCOME WHICH IS APPLICABLE TO A TAX BRACKET. Separate calculations, showing the applicable taxable income brackets, are provided for investors who file joint returns and for investors who file individual returns. While it is expected that a substantial portion of the dividends paid to shareholders of the Fund will be exempt from federal, New York State and New York City personal income taxes, portions of such dividends from time to time may be subject to federal income taxes and/or New York State and New York City personal income taxes.

                                                           FEDERAL TABLE
 ----------------------------------------------------------------------------------------------------------------------------------
                 TAXABLE INCOME*                                                  TAX-EXEMPT YIELD
 ----------------------------------------------------------------------------------------------------------------------------------
        SINGLE RETURN         JOINT RETURN       INCOME
                                                   TAX     2.00%  2.50%  3.00%  3.50%  4.00%  4.50%  5.00%  5.50%  6.00%   6.50%
                                                BRACKET**
                   BUT                  BUT
       OVER     NOT OVER     OVER     NOT OVER                                EQUIVALENT TAXABLE YIELD
     $      0   $ 23,350   $      0   $ 39,000   15.00%    2.35%  2.94%  3.53%  4.12%  4.71%  5.29%  5.88%  6.47%   7.06%   7.65%
     $ 23,350   $ 56,550   $ 39,000   $ 94,250   28.00%    2.78%  3.47%  4.17%  4.86%  5.56%  6.25%  6.94%  7.64%   8.33%   9.03%
     $ 56,550   $117,950   $ 94,250   $143,000   31.00%    2.90%  3.62%  4.35%  5.07%  5.80%  6.52%  7.25%  7.97%   8.70%   9.42%
     $117,950   $256,500   $143,000   $256,500   36.00%    3.13%  3.91%  4.69%  5.47%  6.25%  7.03%  7.81%  8.59%   9.38%  10.16%
     $256,500              $256,500              39.60%    3.31%  4.14%  4.97%  5.79%  6.62%  7.45%  8.28%  9.11%   9.93%  10.76%

    *Net amount subject to Federal Personal Income Tax after deductions and exemptions.
   **Effective Federal Tax Bracket for 1995.

                                                 FEDERAL AND NEW YORK STATE TABLE
 ----------------------------------------------------------------------------------------------------------------------------------
                 TAXABLE INCOME*                                                  TAX-EXEMPT YIELD
 ----------------------------------------------------------------------------------------------------------------------------------
        SINGLE RETURN         JOINT RETURN       INCOME
                                                   TAX     2.00%  2.50%  3.00%  3.50%  4.00%  4.50%  5.00%  5.50%  6.00%   6.50%
                                                BRACKET**
                   BUT                  BUT
       OVER     NOT OVER     OVER     NOT OVER                                EQUIVALENT TAXABLE YIELD
     $      0   $ 23,350                         20.40%    2.51%  3.14%  3.77%  4.40%  5.03%  5.65%  6.28%  6.91%   7.54%   8.17%
                           $      0   $ 39,000   20.19%    2.51%  3.13%  3.76%  4.39%  5.01%  5.64%  6.26%  6.89%   7.52%   8.14%
     $ 23,350   $ 56,550                         33.47%    3.01%  3.76%  4.51%  5.26%  6.01%  6.76%  7.52%  8.27%   9.02%   9.77%
                           $ 39,000   $ 94,250   33.47%    3.01%  3.76%  4.51%  5.26%  6.01%  6.76%  7.52%  8.27%   9.02%   9.77%
     $ 56,550   $117,950                         36.24%    3.14%  3.92%  4.71%  5.49%  6.27%  7.08%  7.84%  8.63%   9.41%  10.19%
                           $ 94,250   $143,000   36.24%    3.14%  3.92%  4.71%  5.49%  6.27%  7.08%  7.84%  8.63%   9.41%  10.19%
     $117,950   $256,500   $143,000   $256,500   40.86%    3.38%  4.23%  5.07%  5.92%  6.76%  7.61%  8.45%  9.30%  10.15%  10.99%
     $256,500              $256,500              44.19%    3.58%  4.48%  5.38%  6.27%  7.17%  8.06%  8.96%  9.85%  10.75%  11.65%

 *Net amount subject to federal and New York State personal income tax after deductions and exemptions.
**Effective combined federal and state tax bracket. State tax rate based on the average state rate for the federal income tax bracket and 1995 State Tax rates.
 +Rates for 1996 under Federal and New York personal income tax laws were not available in time to be included in this Prospectus.
-----------------------------------------------------------------------------------------------------------------------------------

                                          FEDERAL, NEW YORK STATE AND NEW YORK CITY TABLE
-----------------------------------------------------------------------------------------------------------------------------------
                 TAXABLE INCOME*                                                  TAX-EXEMPT YIELD
-----------------------------------------------------------------------------------------------------------------------------------
        SINGLE RETURN         JOINT RETURN       INCOME
                                                   TAX     2.00%  2.50%  3.00%  3.50%  4.00%  4.50%  5.00%  5.50%  6.00%   6.50%
                                                BRACKET**
                   BUT                  BUT
       OVER     NOT OVER     OVER     NOT OVER                                EQUIVALENT TAXABLE YIELD
     $      0   $ 23,350                         23.45%    2.61%  3.27%  3.92%  4.57%  5.23%  5.88%  6.53%   7.18%  7.84%   8.49%
                           $      0   $ 39,000   23.19%    2.60%  3.25%  3.91%  4.56%  5.21%  5.86%  6.51%   7.16%  7.81%   8.46%
     $ 23,350   $ 56,500                         36.64%    3.16%  3.95%  4.73%  5.52%  6.31%  7.10%  7.89%   8.68%  9.47%  10.26%
                           $ 39,000   $ 94,250   36.63%    3.16%  3.95%  4.73%  5.52%  6.31%  7.10%  7.89%   8.68%  9.47%  10.26%
     $ 56,500   $117,950                         39.31%    3.30%  4.12%  4.94%  5.77%  6.59%  7.41%  8.24%   9.06%  9.89%  10.71%
                           $ 94,250   $143,000   39.30%    3.29%  4.12%  4.94%  5.77%  6.59%  7.41%  8.24%   9.06%  9.88%  10.71%
     $117,950   $256,500   $143,000   $256,500   43.71%    3.55%  4.44%  5.33%  6.22%  7.11%  7.99%  8.88%   9.77% 10.66%  11.55%
     $256,500              $256,500              46.88%    3.77%  4.71%  5.65%  6.59%  7.53%  8.47%  9.41%  10.35% 11.30%  12.24%

 *Net amount subject to federal and New York State personal income tax after deductions and exemptions.
**Effective combined federal, state tax bracket. State tax rate based on the average rate for the federal income tax bracket and
  1995 State Tax rates including surcharges.
-----------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                          SHAREHOLDER SERVICING AGENTS
--------------------------------------------------------------------------------

FOR CITIBANK NEW YORK RETAIL BANKING AND BUSINESS AND PROFESSIONAL CUSTOMERS:
Citibank, N.A.
450 West 33rd Street, New York, NY 10001
(212) 564-3456 or (800) 846-5300

FOR CITIGOLD CLIENTS:
Citigold
P.O. Box 5130, New York, NY 10126-5130
Call Your Citigold Executive, or in NY or CT (800) 285-1701, or for all other states (800) 285-1707

FOR CITIBANK PRIVATE BANKING CLIENTS:
Citibank, N.A.
The Citibank Private Bank
153 East 53rd Street, New York, NY 10043
Call Your Citibank Private Banking Account Officer,
Registered Representative or (212) 559-5959

FOR CITIBANK GLOBAL ASSET MANAGEMENT CLIENTS:
Citibank, N.A.
Citibank Global Asset Management
153 East 53rd Street, New York 10043
(212) 559-7117

FOR CITIBANK NORTH AMERICAN INVESTOR SERVICES CLIENTS:
Citibank, N.A.
111 Wall Street, New York, NY 10043
Call Your Account Manager or (212) 657-9100

FOR CITICORP INVESTMENT SERVICES CUSTOMERS:
Citicorp Investment Services
One Court Square, Long Island City, NY 11120
Call Your Investment Consultant or (800) 846-5200
(212) 736-8170 in New York City

[LOGO] LANDMARK FUNDS

MONEY MARKET FUNDS:
Cash Reserves
Premium Liquid Reserves
Institutional Liquid Reserves

U.S. Treasury Reserves
Premium U.S. Treasury Reserves
Institutional U.S. Treasury Reserves

Tax Free Reserves
California Tax Free Reserves
Connecticut Tax Free Reserves
New York Tax Free Reserves

STOCK & BOND FUNDS:
U.S. Government Income Fund
Intermediate Income Fund
National Tax Free Income Fund
New York Tax Free Income Fund

Balanced Fund
Equity Fund
International Equity Fund
Small Cap Equity Fund
Emerging Asian Markets Equity Fund

TRUSTEES AND OFFICERS


C. Oscar Morong, Jr., Chairman
Philip W. Coolidge*, President
H. B. Alvord
Elliott J. Berv
Mark T. Finn
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
Walter E. Robb, III

E. Kirby Warren
William S. Woods, Jr.

SECRETARY
Thomas M. Lenz*

TREASURER
John R. Elder*
*Affiliated Person of Administrator and Distributor

-------------------------------------------------------------------------------

INVESTMENT ADVISER
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
The Landmark Funds Broker-Dealer Services, Inc.
6 St. James Avenue, Boston, MA 02116
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
Deloitte & Touche LLP
125 Summer Street, Boston, MA02110

LEGAL COUNSEL
Bingham, Dana & Gould
150 Federal Street, Boston, MA 02110

-------------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENTS
(See Inside of Cover)

-------------------------------------------------------------------------------

NYTFR/P/96/RB                    Printed on Recycled Paper [Symbol]


[LOGO] LANDMARK(SM) FUNDS
           Advised by Citibank, N.A.



LANDMARK
NEW YORK
TAX FREE RESERVES



PROSPECTUS
JANUARY 2, 1996

--------------------------------------------------------------------------------
                                   PROSPECTUS
                                JANUARY 2, 1996
--------------------------------------------------------------------------------

                    LANDMARK CONNECTICUT TAX FREE RESERVES
                 (A member of the Landmark(SM) Family of Funds)

--------------------------------------------------------------------------------
    This Prospectus describes Landmark Connecticut Tax Free Reserves, a mutual fund in the Landmark Family of Funds. The Fund is a type of mutual fund commonly referred to as a "double tax-exempt money market fund." Citibank,
N.A. is the investment adviser of the Fund.
--------------------------------------------------------------------------------
    INVESTMENTS IN THE FUND ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00
PER SHARE; HOWEVER, THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO. PROSPECTIVE INVESTORS SHOULD ALSO BE AWARE THAT SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, CITIBANK, N.A. OR
ANY OF ITS AFFILIATES, ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
--------------------------------------------------------------------------------

    This Prospectus concisely sets forth information about the Fund that a prospective investor should know before investing. A Statement of Additional Information dated January 2, 1996 (and incorporated by reference in this Prospectus) has been filed with the Securities and Exchange Commission. Copies of the Statement of Additional Information may be obtained without charge, and further inquiries about the Fund may be made, by contacting the investor's shareholder servicing agent (see inside back cover for address and phone number).

--------------------------------------------------------------------------------
 Table of Contents
 Prospectus Summary ....................................................... 2
 Expense Summary .......................................................... 3
 Condensed Financial Information .......................................... 4
 Investment Information ................................................... 5
 Risk Considerations ...................................................... 6
 Valuation of Shares ...................................................... 7
 Purchases ...............................................................  8
 Exchanges ................................................................ 8
 Redemptions .............................................................. 8
 Net Income and Distributions ............................................. 9
 Management ...............................................................10
 Tax Matters ..............................................................12
 Performance Information ..................................................12
 General Information ......................................................13
 Appendix A -- Permitted Investments and
   Investment Practices ...................................................14
 Appendix B -- Ratings of Municipal Obligations ...........................16
 Appendix C -- Taxable Equivalent Yield Tables ............................19
--------------------------------------------------------------------------------


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
  INVESTORS SHOULD READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE REFERENCE.

--------------------------------------------------------------------------------
                              PROSPECTUS SUMMARY
--------------------------------------------------------------------------------

    See the body of the Prospectus for more information on the topics discussed in this summary.

THE FUND: This Prospectus describes Landmark Connecticut Tax Free Reserves, a double tax-exempt money market mutual fund.

INVESTMENT OBJECTIVES AND POLICIES: To provide its shareholders with high levels of current income exempt from both federal and Connecticut personal income taxes, preservation of capital and liquidity. The Fund invests primarily in short-term, high quality obligations issued by state and municipal governments and by public authorities, the interest on which is exempt from federal income taxes ("Municipal Obligations"), including obligations of the State of Connecticut and its political subdivisions. There can be no assurance that the Fund will achieve its objectives.


INVESTMENT ADVISER AND DISTRIBUTOR: Citibank, N.A. ("Citibank" or the "Adviser"), a wholly-owned subsidiary of Citicorp, is the investment adviser. Citibank and its affiliates manage more than $73 billion in assets worldwide. The Landmark Funds Broker-Dealer Services, Inc. ("LFBDS" or the "Distributor") is the distributor of shares of the Fund. See "Management."


PURCHASES AND REDEMPTIONS: Customers of Shareholder Servicing Agents may purchase and redeem shares of the Fund on any Business Day. See "Purchases" and "Redemptions."

PRICING: Shares of the Fund are purchased and redeemed at net asset value (normally $1.00 per share) without a sales load or redemption fees. While there are no sales loads, shares of the Fund are subject to a distribution fee. See "Purchases," "Redemptions" and "Management -- Distribution Arrangements."

Exchanges: Shares may be exchanged for shares of most other Landmark Funds. See "Exchanges."

DIVIDENDS: Declared daily and distributed monthly. Shares begin accruing dividends on the day they are purchased. See "Net Income and Distributions."


REINVESTMENT: Dividends may be received either in cash or in Fund shares at net asset value, subject to the policies of a shareholder's Shareholder Servicing Agent. See "Net Income and Distributions."

WHO SHOULD INVEST: The Fund is designed for investors seeking liquidity, preservation of capital and current income exempt from federal income taxes, and for whom long-term capital growth is not a consideration. The Fund is also designed for investors seeking income exempt from Connecticut personal income taxes and who are willing to bear the increased risk of an investment portfolio which is concentrated in obligations of the State of Connecticut and its political subdivisions. See "Investment Information."

RISK FACTORS: There can be no assurance that the Fund will achieve its investment objectives. In addition, while the Fund intends to maintain a stable net asset value of $1.00 per share, there can be no assurance that the Fund will be able to do so. Investments in high quality, short-term instruments may, in many circumstances, result in a lower yield than would be available from investments with a lower quality or a longer term.

    The Fund is a non-diversified mutual fund, which means that it is not subject to any statutory restrictions under the Investment Company Act of 1940 limiting the investment of its assets in one or relatively few issuers. The Fund may therefore invest a relatively high percentage of its assets in the obligations of a limited number of issuers. Also, the Fund may invest 25% or more of its assets in securities of issuers in similar or related industries or issuers located in the same state. Under normal circumstances, the Fund invests primarily in obligations of the State of Connecticut and its political subdivisions. As a result, the Fund is more susceptible to any single economic, political or regulatory occurrence.

    Certain investment practices also may entail special risks. Prospective investors should read "Risk Considerations" for more information about risk factors.

--------------------------------------------------------------------------------
                                EXPENSE SUMMARY
--------------------------------------------------------------------------------


The following table summarizes estimated shareholder transaction and annual operating expenses for shares of the Fund.*

SHAREHOLDER TRANSACTION EXPENSES: ...................................    None
ANNUAL FUND OPERATING EXPENSES, AFTER FEE WAIVERS AND REIMBURSEMENTS
 (AS A PERCENTAGE OF AVERAGE NET ASSETS):
Investment Management Fee(1) ........................................    .14%
12b-1 Fees(1)(2) ....................................................    .00%
Other Expenses
  Administrative Services Fees(1)....................................    .00%
  Shareholder Servicing Agent Fees ..................................    .25%
  Other Operating Expenses ..........................................    .26%
                                                                         ---
Total Fund Operating Expenses(1) ....................................    .65%
                                                                         ===

  * This table is intended to assist investors in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. The table shows the fees paid by the Fund to various service providers after giving effect to expected voluntary partial fee waivers.
(1) Absent fee waivers and reimbursements, investment management fees, 12b-1 fees, administrative services fees and total fund operating expenses would be .20%, .20%, .25% and 1.16%, respectively. There can be no assurance that the fee waivers and reimbursements reflected in the table will continue at their present levels. Under the administrative services plan adopted by the Fund, the aggregate of the fee paid to the Administrator, the fees paid to the Shareholder Servicing Agents and the fee paid to the Distributor under the rule 12b-1 distribution plan (not including the .10% portion of the fee that may be charged in anticipation of or reimbursement for print or electronic media advertising, see "Distribution Arrangements" below) may not exceed .60% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year. Individual components of the aggregate may vary from time to time. For more information on costs and expenses, see "Management" and "General Information -- Expenses."
(2) Fees under the 12b-1 distribution plan are asset-based sales charges. Long-term shareholders in a Fund could pay more in sales charges than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.


EXAMPLE: A shareholder of the Fund would pay the following expenses on a $1,000 investment, assuming redemption at the end of each period indicated below:


        ONE YEAR        THREE YEARS      FIVE YEARS      TEN YEARS
        ----------------------------------------------------------
          $ 7               $21             $36             $81

The Example assumes that all dividends are reinvested, and expenses are based on the Fund's fiscal year ended August 31, 1995, after waivers and reimbursements. If waivers and reimbursements were not in place, the amounts in the Example would be $12, $37, $64 and $141, respectively. The assumption of a 5% annual return is required by the Securities and Exchange Commission for all mutual funds, and is not a prediction of the Fund's future performance. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OF THE FUND. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------


The following table provides condensed financial information about the Fund for the periods indicated. This information should be read in conjunction with the financial statements appearing in the Fund's Annual Report to Shareholders, which are incorporated by reference in the Statement of Additional Information. The financial statements and notes, as well as the table below, covering the periods through August 31, 1995 have been audited by Deloitte & Touche LLP, independent certified public accountants, whose report is included in the Fund's Annual Report. Copies of the Annual Report may be obtained without charge from an investor's Shareholder Servicing Agent (see inside of back cover for address and phone number).

                                                       ------------------------
                                                         FINANCIAL HIGHLIGHTS
                                                         YEAR ENDED AUGUST 31,
                                                         1995           1994+
                                                       ---------     ---------
Net Asset Value, beginning of period ...............   $ 1.00000     $ 1.00000
Net investment income ..............................     0.03564       0.01754
Less dividends from net investment income ..........    (0.03564)     (0.01754)
                                                       ---------     ---------
Net Asset Value, end of period .....................   $ 1.00000     $ 1.00000
                                                       =========     =========

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted) ..........     $46,556       $15,949
Ratio of expenses to average net assets ............       0.22%         0.00%*
Ratio of net investment income to average net assets       3.60%         2.16%*
Total return .......................................       3.62%         1.75%**

Note: If certain agents of the Fund had not voluntarily waived all or a portion of their fees from the Fund and the Administrator had not voluntarily assumed expenses for the period indicated, the ratios and net investment income per share would have been as follows:

Net investment income per share ....................   $ 0.02732       $ 0.00128
RATIOS:
Expenses to average net assets .....................       1.06%         2.42%*
Net investment income to average net assets ........       2.76%         0.19%*

 * Annualized.

** Not annualized.

 + For the period from the start of business, December 1, 1993, to August 31, 1994.

--------------------------------------------------------------------------------
                            INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES: The investment objectives of the Fund are to provide its shareholders with high levels of current income exempt from both federal and Connecticut personal income taxes, preservation of capital and liquidity.

    The investment objectives of the Fund may not be changed without approval by the Fund's shareholders. Of course, there can be no assurance that the Fund will achieve its investment objectives.

INVESTMENT POLICIES: The Fund seeks its objectives by investing primarily in short-term, high quality fixed rate and variable rate obligations issued by or on behalf of states and municipal governments and their authorities, agencies, instrumentalities and political subdivisions, the interest on which is exempt from federal income taxes (these securities are referred to as "Municipal Obligations"). As a fundamental policy, the Fund invests at least 80% of its assets, under normal circumstances, in the following types of Municipal Obligations and in participation interests in these obligations issued by banks, insurance companies or other financial institutions ("Participation Interests"):

(1) Municipal bonds that at the date of purchase are rated Aa or better by Moody's Investors Service, Inc. ("Moody's") or AA or better by Standard & Poor's Rating Group ("S&P") or Fitch Investors Service, Inc. ("Fitch"), or are unrated but are of comparable quality as determined by the Adviser on the basis of a credit evaluation of the obligor, or of the bank issuing the Participation Interest or guarantee of the bonds, or of any insurance issued in support of the bonds or the Participation Interest;

(2) Municipal notes that at the date of purchase are rated MIG 2/VMIG 2 or better by Moody's, SP-2 or better by S&P or F-2 or better by Fitch, or are unrated but are of comparable quality as determined by the Adviser; and

(3) Municipal commercial paper that at the date of purchase is rated Prime-2 or better by Moody's, A-2 or better by S&P or F-2 or better by Fitch, or is unrated but is of comparable quality as determined by the Adviser.

See Appendix A for an explanation of Municipal Obligations and Appendix B for an explanation of ratings of Municipal Obligations.

    Under normal circumstances, the Fund invests at least 65% of its assets in Municipal Obligations the interest on which is exempt from both federal and Connecticut personal income taxes (these securities are referred to as "Connecticut Municipal Obligations"). The Fund is a "double tax-exempt money market fund." Connecticut Municipal Obligations include Municipal Obligations issued by or on behalf of the State of Connecticut, its political subdivisions and public entities created under Connecticut law, and obligations of Puerto Rico and other U.S. territories and their political subdivisions. To the extent that acceptable Connecticut Municipal Obligations are not available to the Fund, the Fund may purchase Municipal Obligations issued by issuers in other states. The interest on these securities will be subject to Connecticut personal income taxes.

    Although the Fund attempts to invest all of its assets in Municipal Obligations, the Fund may invest up to 20% of its assets in taxable securities (such as U.S. Government obligations or certificates of deposit of domestic banks). Any taxable securities in which the Fund invests are of comparable quality to the Municipal Obligations in which the Fund invests.

    In determining the tax status of interest on Municipal Obligations, the Adviser relies on opinions of bond counsel who may be counsel to the issuer.

CERTAIN ADDITIONAL INVESTMENT POLICIES:
    $1.00 NET ASSET VALUE. The Fund employs specific investment policies and procedures designed to maintain a constant net asset value of $1.00 per share. There can be no assurance, however, that a constant net asset value will be maintained on a continuing basis. See "Net Income and Distributions."


    90-DAY AVERAGE MATURITY. All of the Fund's investments mature in 397 days or less from the date of purchase, have a variable rate of interest adjusted no less frequently than every 397 days, or are purchased pursuant to a repurchase agreement which provides for repurchase by the seller within 397 days from the date of purchase. The average maturity of the Fund's investments (on a dollar-weighted basis) is 90 days or less. All of the Fund's investments are "eligible securities" within the meaning of Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"), and are determined by the Adviser to present minimal credit risks. Investment in high quality, short-term instruments may, in many circumstances, result in a lower yield than would be available from investment in instruments with a lower quality or a longer term.


    PERMITTED INVESTMENTS. Uninvested cash reserves may be held temporarily for the Fund pending investment. The Fund may borrow from banks up to 15% of its total assets for temporary or emergency purposes. For more information regarding permitted investments and investment practices, see Appendix A. The Fund will not necessarily invest or engage in each of the investments and investment practices in Appendix A but reserves the right to do so.

    INVESTMENT IN ANOTHER INVESTMENT COMPANY. The Fund may, in the future, seek its investment objectives by investing all of its investable assets in an open-end management investment company having the same investment objectives and policies and substantially the same investment restrictions as those of the Fund. This investment would be made only if the Fund's Trustees believe that the aggregate per share expenses of the Fund and such other investment company would be less than or approximately equal to the expenses which the Fund would incur if the assets of the Fund were to continue to be invested directly in portfolio securities.

    INVESTMENT RESTRICTIONS. The Statement of Additional Information contains a list of specific investment restrictions which govern the Fund's investment policies. Certain of these specific restrictions may not be changed without shareholder approval. Except as otherwise indicated, the Fund's investment restrictions and policies may be changed without shareholder approval. If a percentage or rating restriction (other than a restriction as to borrowing) is adhered to at the time an investment is made, a later change in percentage or rating resulting from changes in the Fund's securities will not be a violation of policy.

    BROKERAGE TRANSACTIONS. The primary consideration in placing the Fund's security transactions with broker-dealers for execution is to obtain and maintain the availability of execution at the most favorable prices and in the most effective manner possible.


--------------------------------------------------------------------------------
                             RISK CONSIDERATIONS
--------------------------------------------------------------------------------

    The risks of investing in the Fund vary depending upon the nature of the securities held, and the investment practices employed, on its behalf. Certain of these risks are described below.

    NON-DIVERSIFIED STATUS. The Fund is a non-diversified mutual fund. This means that it is not subject to any statutory restrictions under the 1940 Act limiting the investment of its assets in one or relatively few issuers (although certain diversification requirements are imposed by the Internal Revenue Code). Since the Fund may invest a relatively high percentage of its assets in the obligations of a limited number of issuers, the value of shares of the Fund may be more susceptible to any single economic, political or regulatory occurrence than the value of shares of a diversified mutual fund would be. The Fund also may invest 25% or more of its assets in securities the issuers of which are located in the same state or the interest on which is paid from revenues of similar type projects or that are otherwise related in such a way that a single economic, business or political development or change affecting one of the securities would also affect other securities. Investors should consider the greater risk inherent in these policies when compared with a more diversified mutual fund.


    "CONCENTRATION" IN PARTICIPATION INTERESTS. The Fund may invest more than 25% of its assets in Participation Interests in Municipal Obligations which are secured by bank letters of credit or guarantees. Banks are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments which may be made and interest rates and fees which may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operation of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations under a letter of credit or guarantee. For additional information concerning variable rate instruments and Participation Interests, see Appendix A.

    INVESTMENT PRACTICES. Certain of the investment practices employed for the Fund may entail certain risks. See Appendix A.


    RISKS AFFECTING INVESTMENTS IN CONNECTICUT MUNICIPAL OBLIGATIONS. The Fund intends to invest a high proportion of its assets in Connecticut Municipal Obligations. Payment of interest and principal of these Municipal Obligations is dependent on the continuing ability of issuers in Connecticut and obligors of state, municipal and public authority debt obligations to meet their obligations. Investors in the Fund should consider the greater risks inherent in the Fund's concentration in these obligations when compared with the safety that comes with a less geographically concentrated investment portfolio. The Adviser believes that by maintaining the Fund's investment portfolio in liquid, short-term high quality Connecticut Municipal Obligations, including Participation Interests and other variable rate instruments that have high quality credit support from banks, insurance companies or other financial institutions, the Fund is somewhat insulated from the credit risks that may exist for long-term Connecticut Municipal Obligations.

    Investors should be aware of special economic factors affecting Connecticut before investing in the Fund. While these factors are summarized below, a more detailed description is set forth in the Statement of Additional Information and the Appendix thereto (see "Investment Objectives, Policies and Restrictions -- Risk Factors Affecting Investment in Connecticut Municipal Obligations" in the Statement of Additional Information). The information below and in the Statement of Additional Information is a summary of certain information contained in official statements of issuers of Connecticut Municipal Obligations and does not purport to be complete. The Fund is not responsible for the accuracy or timeliness of this information.

    Despite serious economic problems facing the State, Connecticut has essentially maintained its credit standing. General Fund surpluses in the State's 1986 and 1987 fiscal years were followed by operating deficits in its 1988, 1989, 1990 and 1991 fiscal years. As a result of the recurring budgetary problems, in 1990 S&P and Moody's downgraded the State's general obligation bonds. In 1991, S&P further downgraded the State's general obligation bonds. Effective in 1991, the State legislature enacted a comprehensive personal income tax and reduced some state sales taxes. As a result of these and other budgetary actions, the General Fund had surpluses for the State's 1992, 1993, 1994 and 1995 fiscal years. The State has adopted a balanced budget for the 1996 fiscal year; however, budgetary pressures persist. Many of the Fund's Municipal Obligations are likely to be obligations of Connecticut governmental issuers which rely in whole or in part, directly or indirectly, on real property taxes as a source of revenue.

    Investors also should compare the yield available on a portfolio of single state issues with the yield of a more diversified portfolio including other state issues before making an investment decision. For a comparison of yields on Municipal Obligations and taxable securities, see Appendix C.

--------------------------------------------------------------------------------
                             VALUATION OF SHARES
--------------------------------------------------------------------------------

    Net asset value per share of the Fund is determined each day the New York Stock Exchange is open for trading (a "Business Day"). This determination is made once each day as of 12:00 noon, Eastern time, by adding the market value of all of the Fund's securities and other assets, then subtracting the liabilities charged to the Fund, and then dividing the result by the number of the Fund's outstanding shares. The Fund attempts to stabilize the net asset value of its shares at $1.00 by valuing portfolio securities using the amortized cost method; however, there can be no assurance that the Fund's net asset value will always remain at $1.00 per share. The net asset value per share is effective for orders received and accepted by the Fund's Distributor.

    The amortized cost method involves valuing a security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Although the amortized cost method provides certainty in valuation, it may result in periods during which the stated value of a security is higher or lower than the price the Fund would receive if the security were sold.

--------------------------------------------------------------------------------
                                  PURCHASES
--------------------------------------------------------------------------------


    Shares of the Fund are offered continuously and may be purchased on any Business Day without a sales load at the shares' net asset value next determined after an order is transmitted to and accepted by the Distributor. Shares may be purchased either through a securities broker which has a sales agreement with the Distributor or through a bank or other financial institution which has an agency agreement with the Distributor. Shares of the Fund are being offered exclusively to customers of a Shareholder Servicing Agent (i.e., a financial institution, such as a federal or state-chartered bank, trust company, savings and loan association or savings bank, or a securities broker, that has entered into a shareholder servicing agreement concerning the Fund). The Fund and the Distributor reserve the right to reject any purchase order and to suspend the offering of Fund shares for a period of time.


    While there is no sales load imposed on shares of the Fund, the Distributor receives fees from the Fund pursuant to a Distribution Plan. See "Management -- Distribution Arrangements."

    Each shareholder's account is established and maintained by his or her Shareholder Servicing Agent, which will be the shareholder of record of the Fund. Each Shareholder Servicing Agent may offer services to its customers such as pre-authorized or automatic purchase and redemption programs and "sweep" checking programs, and may establish its own terms, conditions and charges with respect to services it offers to its customers. Charges for these services may include fixed annual fees and account maintenance fees. The effect of any of these fees will be to reduce the net return on the investment of customers of that Shareholder Servicing Agent.

    Shareholder Servicing Agents will not transmit purchase orders to the Distributor until they have received the purchase price in federal or other immediately available funds. If Fund shares are purchased by check, there will be a delay (usually not longer than two business days) in transmitting the purchase order until the check is converted into federal funds.

--------------------------------------------------------------------------------
                                  Exchanges
--------------------------------------------------------------------------------


    Shares of the Fund may be exchanged for shares of the other Landmark Funds that are made available by a shareholder's Shareholder Servicing Agent, or may be acquired through an exchange of shares of those funds. No initial sales charge is imposed on shares being acquired through an exchange unless the shares being acquired are subject to a sales charge that is greater than the current sales charge of the Fund (in which case an initial sales charge will be imposed at a rate equal to the difference). Contingent deferred sales charges may apply to redemptions of some shares of other Landmark Funds disposed of or acquired through an exchange.

    Shareholders must place exchange orders through their Shareholder Servicing Agents, and may do so by telephone if their account applications so permit. For more information on telephone transactions see "Redemptions." All exchanges will be effected based on the relative net asset values per share next determined after the exchange order is received by the Distributor. See "Valuation of Shares." Shares of the Fund may be exchanged only after payment in federal funds for the shares has been made.

    This exchange privilege may be modified or terminated at any time, upon at least 60 days' notice when such notice is required by SEC rules, and is available only in those jurisdictions where such exchanges legally may be made. See the Statement of Additional Information for further details. Before making any exchange, shareholders should contact their Shareholder Servicing Agents to obtain more information and prospectuses of the Landmark Funds to be acquired through the exchange.


--------------------------------------------------------------------------------
                                 REDEMPTIONS
--------------------------------------------------------------------------------


    Fund shares may be redeemed at their net asset value (normally $1.00 per share) next determined after a redemption request in proper form is received by a shareholder's Shareholder Servicing Agent. Shareholders may redeem shares of the Fund only by authorizing their Shareholder Servicing Agents to redeem such shares on their behalf through the Distributor.

    REDEMPTIONS BY MAIL. Shareholders may redeem Fund shares by sending written instructions in proper form (as determined by a shareholder's Shareholder Servicing Agent) to their Shareholder Servicing Agents. Shareholders are responsible for ensuring that a request for redemption is in proper form.

    REDEMPTIONS BY TELEPHONE. Shareholders may redeem or exchange Fund shares by telephone, if their account applications so permit, by calling their Shareholder Servicing Agents. During periods of drastic economic or market changes or severe weather or other emergencies, shareholders may experience difficulties implementing a telephone exchange or redemption. In such an event, another method of instruction, such as a written request sent via an overnight delivery service, should be considered. The Fund and each Shareholder Servicing Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures may include recording of the telephone instructions and verification of a caller's identity by asking for his or her name, address, telephone number, Social Security number, and account number. If these or other reasonable procedures are not followed, the Fund or the Shareholder Servicing Agent may be liable for any losses to a shareholder due to unauthorized or fraudulent instructions. Otherwise, the shareholder will bear all risk of loss relating to a redemption or exchange by telephone.

    PAYMENT OF REDEMPTIONS. The proceeds of a redemption are paid in federal funds normally on the Business Day the redemption is effected, but in any event within seven days. If a shareholder requests redemption of shares which were purchased recently, the Fund may delay payment until it is assured that good payment has been received. In the case of purchases by check, this can take up to ten days. See "Determination of Net Asset Value" in the Statement of Additional Information regarding the Fund's right to pay the redemption price in kind with securities (instead of cash).


    Questions about redemption requirements should be referred to the shareholder's Shareholder Servicing Agent. The right of any shareholder to receive payment with respect to any redemption may be suspended or the payment of the redemption price postponed during any period in which the New York Stock Exchange is closed (other than weekends or holidays) or trading on the Exchange is restricted or if an emergency exists.

--------------------------------------------------------------------------------
                         NET INCOME AND DISTRIBUTIONS
--------------------------------------------------------------------------------


    The Fund's net income is determined each Business Day (and on such other days as is necessary in order to comply with the 1940 Act). This determination is made once during each such day as of 12:00 noon, Eastern time. All the Fund's net income is declared as a dividend to shareholders of record at the time of such determination. Shares begin accruing dividends on the day they are purchased, and accrue dividends up to and including the day prior to redemption. Dividends are distributed monthly on or prior to the last business day of each month. Unless a shareholder elects to receive dividends in cash (subject to the policies of the shareholder's Shareholder Servicing Agent), dividends are distributed in the form of full and fractional additional Fund shares at the rate of one share of the Fund for each one dollar of dividend income.

    Since the Fund's net income is declared as a dividend each time the Fund's net income is determined, the net asset value per share of the Fund is expected to remain at $1.00 per share immediately after each such determination and dividend declaration. Any increase in the value of a shareholder's investment in the Fund, representing the reinvestment of dividend income, is reflected by an increase in the number of shares of the Fund in the shareholder's account.

    Because of the short-term maturities of the portfolio investments of the Fund, the Fund does not expect to realize long-term capital gains or losses. Any net realized short-term capital gains will be declared and distributed to the Fund's shareholders annually after the close of the Fund's fiscal year. Distributions of short-term capital gains are taxable to shareholders as described in "Tax Matters". Any realized short-term capital losses will be offset against short-term capital gains or, to the extent possible, utilized as capital loss carryover. The Fund may distribute short-term capital gains more frequently than annually, reduce shares to reflect capital losses or make distributions of capital if necessary in order to maintain the Fund's net asset value of $1.00 per share.

    It is expected that the Fund will have a positive net income at the time of each determination thereof. If for any reason the Fund's net income is a negative amount, which could occur, for instance, upon default by an issuer of a portfolio security, the Fund would first offset the negative amount with respect to each shareholder account from the dividends declared during the month with respect to those accounts. If and to the extent that negative net income exceeds declared dividends at the end of the month, the Fund would reduce the number of outstanding Fund shares by treating each shareholder as having contributed to the capital of the Fund that number of full and fractional shares in his or her account which represents his or her share of the amount of such excess. Each shareholder would be deemed to have agreed to such contribution in these circumstances by his or her investment in the Fund.

--------------------------------------------------------------------------------
                                  MANAGEMENT
--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS: The Fund is supervised by its own Board of Trustees. A majority of the Trustees are not affiliated with the Adviser. More information on the Trustees and officers of the Fund appears under "Management" in the Statement of Additional Information.


INVESTMENT ADVISER: CITIBANK. The Fund draws on the strength and experience of Citibank. Citibank offers a wide range of banking and investment services to customers across the United States and throughout the world, and has been managing money since 1822. Its portfolio managers are responsible for investing in money market, equity and fixed income securities. Citibank and its affiliates manage more than $73 billion in assets worldwide, including the Landmark Funds and Portfolios. Citibank is a wholly-owned subsidiary of Citicorp.


    Citibank manages the assets of the Fund pursuant to an investment advisory agreement (the "Advisory Agreement"). Subject to policies set by the Fund's Trustees, Citibank makes investment decisions for the Fund.

    ADVISORY FEES. For its services under the Advisory Agreement, the Adviser receives investment advisory fees, which are accrued daily and paid monthly, of 0.20% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year. The Adviser has voluntarily agreed to waive all or a portion of its investment advisory fee.


    For the fiscal year ended August 31, 1995, the investment advisory fees payable to Citibank from the Fund were $74,063, all of which was voluntarily waived.


    BANKING RELATIONSHIPS. Citibank and its affiliates may have deposit, loan and other relationships with the issuers of securities purchased on behalf of the Fund, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities so purchased. Citibank has informed the Fund that, in making its investment decisions, it does not obtain or use material inside information in the possession of any division or department of Citibank or in the possession of any affiliate of Citibank.

    BANK REGULATORY MATTERS. The Glass-Steagall Act prohibits certain financial institutions, such as Citibank, from underwriting securities of open-end investment companies, such as the Fund. Citibank believes that its services under the Advisory Agreement and the activities performed by it or its affiliates as Shareholder Servicing Agents and sub-administrator are not underwriting and are consistent with the Glass-Steagall Act and other relevant federal and state laws. However, there is no controlling precedent regarding the performance of the combination of investment advisory, shareholder servicing and sub-administrative activities by banks. State laws on this issue may differ from applicable federal law and banks and financial institutions may be required to register as dealers pursuant to state securities laws. Changes in either federal or state statutes or regulations, or in their interpretations, could prevent Citibank or its affiliates from continuing to perform these services for the Fund. If Citibank or its affiliates were to be prevented from acting as the Adviser, sub-administrator or a Shareholder Servicing Agent, the Fund would seek alternative means for obtaining these services. The Fund does not expect that shareholders would suffer any adverse financial consequences as a result of any such occurrence.

ADMINISTRATIVE SERVICES PLAN: The Fund has an administrative services plan (the "Administrative Services Plan") which provides that the Fund may obtain the services of an administrator, a transfer agent, a custodian, a fund accountant and one or more Shareholder Servicing Agents, and may enter into agreements providing for the payment of fees for such services. Under the Administrative Services Plan, the total of the fees paid to the Fund's Administrator and Shareholder Servicing Agents and the distribution fee paid to the Distributor (other than any fee concerning electronic or other media advertising) may not exceed 0.60% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year. Within this overall limitation, individual fees may vary. See "Administrator," "Shareholder Servicing Agents" and "Transfer Agent, Custodian and Fund Accountant."

ADMINISTRATOR: LFBDS provides certain administrative services to the Fund under an administrative services agreement. These administrative services include providing general office facilities, supervising the overall administration of the Fund, and providing persons satisfactory to the Board of Trustees to serve as Trustees and officers of the Fund. These Trustees and officers may be directors, officers or employees of LFBDS or its affiliates.


    For these services, the Administrator receives fees accrued daily and paid monthly of 0.25% of the average daily net assets of the Fund on an annualized basis for the Fund's then-current fiscal year. However, the Administrator has voluntarily agreed to waive all or a portion of the fees payable to it.


    LFBDS is a wholly-owned subsidiary of Signature Financial Group, Inc. "Landmark" is a service mark of LFBDS.

SUB-ADMINISTRATOR: Pursuant to a sub-administrative services agreement, Citibank performs such sub-administrative duties for the Fund as from time to time are agreed upon by Citibank and LFBDS. Citibank's compensation as sub-administrator is paid by LFBDS.


SHAREHOLDER SERVICING AGENTS: The Fund has entered into separate shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent provides shareholder services, including answering customer inquiries, assisting in processing purchase, exchange and redemption transactions and furnishing Fund communications to shareholders. For these services, each Shareholder Servicing Agent receives a fee from the Fund at an annual rate of 0.25% of the average daily net assets of the Fund represented by shares owned by investors for whom such Shareholder Servicing Agent maintains a servicing relationship.

    Some Shareholder Servicing Agents may impose certain conditions on their customers in addition to or different from those imposed by the Fund, such as requiring a minimum initial investment or charging their customers a direct fee for their services. Each Shareholder Servicing Agent has agreed to transmit to its customers who are shareholders of the Fund appropriate prior written disclosure of any fees that it may charge them directly and to provide written notice at least 30 days prior to imposition of any transaction fees.


TRANSFER AGENT, CUSTODIAN AND FUND ACCOUNTANT: State Street Bank and Trust Company acts as transfer agent, dividend disbursing agent and custodian for the Fund. State Street also provides fund accounting services to the Fund and calculates the daily net asset value of the Fund.

DISTRIBUTION ARRANGEMENTS: LFBDS is the Distributor of the Fund's shares and also serves as distributor for each of the other Landmark Funds and as a Shareholder Servicing Agent for certain investors. As Distributor, LFBDS bears the cost of compensating personnel involved in the sale of shares of the Fund and bears all costs of travel, office expenses (including rent and overhead) and equipment. In those states where LFBDS is not a registered broker-dealer, shares of the Fund are sold through Signature Broker-Dealer Services, Inc., as dealer.

    Under a plan of distribution for the Fund (the "Plan"), the Fund pays the Distributor a fee at an annual rate not to exceed 0.10% of the average daily net assets of the Fund. The Plan also permits the Fund to pay the Distributor an additional fee (not to exceed 0.10% of the average daily net assets of the Fund) in anticipation of or as reimbursement for print or electronic media advertising expenses incurred in connection with the sale of Fund shares. However, the Distributor has agreed to waive a portion of these fees. The Plan was adopted in accordance with Rule 12b-1 under the 1940 Act.

    The Fund and the Distributor provide to the Trustees quarterly a written report of amounts expended pursuant to the Plan and the purposes for which the expenditures were made.

    From time to time LFBDS may make payments for distribution and/or shareholder servicing activities out of its past profits or any other sources available to it.


--------------------------------------------------------------------------------
                                 TAX MATTERS
--------------------------------------------------------------------------------


FEDERAL INCOME TAXES: This discussion of taxes is for general information only. Investors should consult their own tax advisers about their particular situations.

    The Fund intends to meet requirements of the Internal Revenue Code applicable to regulated investment companies so that it will not be liable for any federal income or excise taxes.

    The Fund expects that most of its net income will be attributable to interest on Municipal Obligations and as a result, most of the Fund's dividends to shareholders will be excludable from shareholders' gross income. However, the Fund may invest from time to time in taxable securities, and certain Fund dividends may be subject to the federal alternative minimum tax. It is also possible, but not intended, that the Fund may realize short-term or long-term capital gains or losses. Generally, distributions from the Fund's short-term capital gains will be taxed as ordinary income, and distributions of long-term net capital gains will be taxed as such regardless of how long the shares of the Fund have been held. Dividends and distributions are treated in the same manner for federal tax purposes whether they are paid in cash or as additional shares.

    Fund dividends of tax-exempt income are taken into account in determining the amount of a shareholder's social security and railroad retirement benefits that may be subject to federal income tax. No deduction may be claimed for interest on indebtedness incurred or carried for the purpose of purchasing or holding Fund shares. Investors who are, or who are related to, "substantial users" of facilities financed by private activity bonds should consult their tax advisers before buying Fund shares.

    Early each year, the Fund will notify its shareholders of the amount and federal tax status of distributions paid to shareholders for the preceding year.

    The account application asks each new shareholder to certify that the shareholder's Social Security or taxpayer identification number is correct and that the shareholder is not subject to 31% backup withholding for failing to report income to the IRS. The Fund may be required to withhold (and pay over to the IRS for the shareholder's credit) 31% of certain distributions paid to shareholders who fail to provide this information or otherwise violate IRS regulations.

STATE AND LOCAL TAXES: Except as noted below, Fund dividends which are excludable from shareholders' gross income for federal income tax purposes may not necessarily be exempt from the income or other tax laws of any state or local taxing authority. Investors should consult their own tax advisers in this regard.

    Under existing law, the Fund expects that shareholders will not be subject to the Connecticut personal income tax on exempt-interest dividends received from the Fund to the extent that such distributions are derived from interest on Connecticut Municipal Obligations. Capital-gain dividends derived from Connecticut Municipal Obligations other than obligations of U.S. territories or possessions and their political subdivisions are also free from this tax. Other distributions from the Fund, including exempt-interest dividends attributable to obligations of issuers in other states, other long-term capital gains and all short-term capital gains, will not be exempt from the Connecticut personal income tax. Moreover, distributions by the Fund derived from interest income, other than interest on Connecticut Municipal Obligations, that is treated as a preference item for federal income tax purposes may be subject to the net Connecticut minimum tax in the case of any shareholder subject to the Connecticut personal income tax and required to pay the federal alternative minimum tax.


--------------------------------------------------------------------------------
                           PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


    Fund performance may be quoted in advertising, shareholder reports and other communications in terms of yield, effective yield, tax equivalent yield, total rate of return or tax equivalent total rate of return. All performance information is historical and is not intended to indicate future performance. Yields and total rates of return fluctuate in response to market conditions and other factors.

    The Fund may provide its period and average annualized "total rates of return" and "tax equivalent total rates of return." The "total rate of return" refers to the change in the value of an investment in the Fund over a stated period and is compounded to include the value of any shares purchased with any dividends or capital gains declared during such period. Period total rates of return may be "annualized." An "annualized" total rate of return assumes that the period total rate of return is generated over a one-year period. The "tax equivalent total rate of return" refers to the total rate of return that a fully taxable money market fund would have to generate in order to produce an after-tax total rate of return equivalent to that of the Fund. The use of a tax equivalent total rate of return allows investors to compare the total rates of return of the Fund, the dividends from which are exempt from federal personal income taxes, with the total rates of return of funds the dividends from which are not so tax exempt.

    The Fund may provide annualized "yield," "effective yield" and "tax equivalent yield" quotations. The "yield" of the Fund refers to the income generated by an investment in the Fund over a seven-day period (which period is stated in any such advertisement or communication). This income is then annualized; that is, the amount of income generated by the investment over that period is assumed to be generated each week over a 365-day period and is shown as a percentage of the investment. The "effective yield" is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the yield because of the compounding effect of this assumed reinvestment. The "tax equivalent yield" refers to the yield that a fully taxable money market fund would have to generate in order to produce an after-tax yield equivalent to that of the Fund. The use of a tax equivalent yield allows investors to compare the yield of the Fund, the dividends from which are exempt from federal personal income tax, with yields of funds the dividends from which are not so tax exempt. The Fund may also provide yield, effective yield and tax equivalent yield quotations for longer periods.

    Of course, any fees charged by a shareholder's Shareholder Servicing Agent will reduce that shareholder's net return on his or her investment. See the Statement of Additional Information for more information concerning the calculation of yield and total rate of return quotations for the Fund.

--------------------------------------------------------------------------------
                             GENERAL INFORMATION
--------------------------------------------------------------------------------

ORGANIZATION: Landmark Connecticut Tax Free Reserves is a non-diversified series of Landmark Multi-State Tax Free Funds (the "Trust"). The Trust is a Massachusetts business trust which was organized on August 30, 1985; it was known as Landmark New York Tax Free Reserves until its name was changed effective December 18, 1991. The Fund was established as a separate series of the Trust on September 13, 1993. The Trust is a non-diversified, open-end management investment company registered under the 1940 Act. There are presently two active series of the Trust in addition to the Fund.

    Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the trust's obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the trust itself was unable to meet its obligations.

VOTING AND OTHER RIGHTS: The Trust may issue an unlimited number of shares, may create new series of shares and may divide shares in each series into classes. Each share of the Trust gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each series of the Trust have equal voting rights except that, in matters affecting only a particular series, only shares of that particular series are entitled to vote.

    At any meeting of shareholders of the Fund, a Shareholder Servicing Agent may vote any shares of which it is the holder of record and for which it does not receive voting instructions proportionately in accordance with the instructions it receives for all other shares of which that Shareholder Servicing Agent is the holder of record.

    The Trust's activities are supervised by its Board of Trustees. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will usually be sought only for changes in the Fund's fundamental investment restrictions and for the election of Trustees under certain circumstances. Trustees may be removed by shareholders under certain circumstances. Each share of the Fund is entitled to participate equally in dividends and other distributions and the proceeds of any liquidation of the Fund.


CERTIFICATES: The Fund's Transfer Agent maintains a share register for shareholders of record, i.e., Shareholder Servicing Agents. Share certificates are not issued.

EXPENSES: For the fiscal year ended August 31, 1995, total operating expenses of the Fund, after giving effect to fee waivers and reimbursements, were 0.22% of the Fund's average daily net assets for that fiscal year. All fee waivers and reimbursements are voluntary and may be reduced or terminated at any time.

                        ------------------------------

    The Statement of Additional Information dated the date hereof contains more detailed information about the Fund, including information related to (i) investment policies and restrictions, (ii) the Trustees, officers, Adviser and Administrator, (iii) securities transactions, (iv) the Fund's shares, including rights and liabilities of shareholders, (v) the methods used to calculate performance information, (vi) programs for the purchase of shares, and (vii) the determination of net asset value.

    No person has been authorized to give any information or make any representations not contained in this Prospectus in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor. This Prospectus does not constitute an offering by the Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

--------------------------------------------------------------------------------
                                  Appendix A
--------------------------------------------------------------------------------


                            PERMITTED INVESTMENTS
                           AND INVESTMENT PRACTICES

    MUNICIPAL BONDS. Municipal bonds are debt obligations of states, cities, municipalities and municipal agencies and authorities which generally have a maturity at the time of issue of one year or more and which are issued to raise funds for various public purposes, such as construction of a wide range of public facilities, refunding outstanding obligations or obtaining funds for institutions and facilities. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. The principal of and interest on revenue bonds are payable from the income of specific projects or authorities and generally are not supported by the issuer's general power to levy taxes. In some cases, revenues derived from specific taxes are pledged to support payments on a revenue bond.

    In addition, certain kinds of private activity bonds ("IDBs") are issued by or on behalf of public authorities to provide funding for various privately operated industrial facilities, such as warehouse, office, plant and store facilities and environmental and pollution control facilities. IDBs are, in most cases, revenue bonds. The payment of the principal and interest on IDBs usually depends solely on the ability of the user of the facilities financed by the bonds or other guarantor to meet its financial obligations and, in certain instances, the pledge of real and personal property as security for payment. Many IDBs may not be readily marketable; however, the IDBs or the participation certificates in IDBs purchased by the Fund will have liquidity because they generally will be supported by demand features to "high quality" banks, insurance companies or other financial institutions.


    MUNICIPAL NOTES. There are four major varieties of state and municipal notes: Tax and Revenue Anticipation Notes ("TRANs"); Tax Anticipation Notes ("TANs"); Revenue Anticipation Notes ("RANs"); and Bond Anticipation Notes ("BANs"). TRANs, TANs and RANs are issued by states, municipalities and other tax-exempt issuers to finance short-term cash needs or, occasionally, to finance construction. Many TRANs, TANs and RANs are general obligations of the issuing entity payable from taxes or designated revenues, respectively, expected to be received within the related fiscal period. BANs are issued with the expectation that their principal and interest will be paid out of proceeds from renewal notes or bonds to be issued prior to the maturity of the BANs, BANs are issued by both general obligation and revenue bond issuers usually to finance such items as land acquisition, facility acquisition and/or construction and capital improvement projects.


    VARIABLE RATE INSTRUMENTS AND PARTICIPATION INTERESTS. Variable rate instruments provide for a periodic adjustment in the interest rate paid on the instrument and usually permit the holder to receive payment of principal and accrued interest upon a specified number of day's notice. Variable rate instruments in which the Fund may invest include participation interests in Municipal Obligations owned by a bank, insurance company or other financial institution or affiliated organization ("Participation Interests"). A variable rate instrument or a Participation Interest may be backed by an irrevocable letter of credit or guarantee of, or a right to put to, a bank, or an insurance policy of an insurance company. See "Stand-by Commitments." Purchase of a Participation Interest may involve the risk that the Fund will not be deemed to be the owner of the underlying Municipal Obligation for purposes of the ability to claim tax exemption of interest paid on that Municipal Obligation. If interest rates rise or fall, the rates payable on variable rate instruments will generally be readjusted. As a result variable rate instruments do not offer the same opportunity for capital appreciation or loss as fixed rate instruments.

    STAND-BY COMMITMENTS. When the Fund purchases Municipal Obligations it may also acquire stand-by commitments from banks with respect to such Municipal Obligations. The Fund also reserves the right to acquire, and may acquire in the future, subject to receipt of an exemptive order pursuant to the 1940 Act, stand-by commitments from broker-dealers. There can be no assurance that such an order will be granted. Under a stand-by commitment, a bank or broker-dealer agrees to purchase at the Fund's option a specified Municipal Obligation at a specified price. A stand-by commitment is the equivalent of a "put" option with respect to a particular Municipal Obligation. The Fund intends to acquire stand-by commitments solely to facilitate liquidity. Stand-by commitments are subject to certain risks, which include the ability of the issuer of the commitment to pay for the Municipal Obligations at the time the commitment is exercised, the fact that the commitment is not marketable, and that the maturity of the underlying security will generally be different from that of the commitment.

    "WHEN-ISSUED" SECURITIES. In order to ensure the availability of suitable securities, the Fund may purchase securities on a "when-issued" or on a "forward delivery" basis, which means that the securities would be delivered to the Fund at a future date beyond customary settlement time. Under normal circumstances, the Fund takes delivery of the securities. In general, the purchaser does not pay for the securities until received and does not start earning interest until the contractual settlement date. While awaiting delivery of the securities, the Fund establishes a segregated account consisting of cash, cash equivalents or high quality debt securities equal to the amount of the Fund's commitments to purchase "when-issued" securities. An increase in the percentage of the Fund's assets committed to the purchase of securities on a "when-issued" basis may increase the volatility of its net asset value.

    REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements. Repurchase agreements are transactions in which an institution sells the Fund a security at one price, subject to the Fund's obligation to resell and the selling institution's obligation to repurchase that security at a higher price normally within a seven day period. There may be delays and risks of loss if the seller is unable to meet its obligation to repurchase. Repurchase agreements may involve Municipal Obligations or other securities.

    RESTRICTED SECURITIES. The Fund may purchase restricted securities that are not registered for sale to the general public. Provided that a dealer or institutional trading market in such securities exists, these restricted securities are not treated as illiquid securities for purposes of the Fund's investment limitations. Institutional trading in restricted securities is relatively new, and the liquidity of the Fund's investments could be impaired if trading does not develop or declines.

    PRIVATE PLACEMENTS AND ILLIQUID INVESTMENTS. The Fund may invest up to 10% of its net assets in securities for which there is no readily available market. These illiquid securities may include privately placed restricted securities for which no institutional market exists. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price.



--------------------------------------------------------------------------------
                                  APPENDIX B
--------------------------------------------------------------------------------

                      RATINGS OF MUNICIPAL OBLIGATIONS*

    The ratings of Moody's Investors Service, Inc., Standard & Poor's Ratings Group and Fitch Investors Service, Inc. represent their opinions as to the quality of various debt obligations. It should be emphasized, however, that ratings are not absolute standards of quality. Consequently, Municipal Obligations with the same maturity, coupon and rating may have different yields while Municipal Obligations of the same maturity and coupon with different ratings may have the same yield.



----------
*As described by the rating agencies. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so.



                DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S
                       TWO HIGHEST LONG-TERM DEBT RATINGS:

    Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and generally are referred to as "gilt edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

    Note: Those bonds in the Aa group which Moody's believes possess the strongest investment attributes are designated by the symbol Aa 1.

                DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S
               TWO HIGHEST RATINGS OF STATE AND MUNICIPAL NOTES:


    Moody's ratings for state and municipal short-term obligations are designated Moody's Investment Grade ("MIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. A short-term rating ("VMIG") may also be assigned to variable rate demand obligations. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends, for example, may be less important over the short run. Symbols used are as follows:


    MIG 1/VMIG 1 -- Notes bearing this designation are of the best quality, with strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

    MIG 2/VMIG 2 -- Notes bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

                DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S
                      TWO HIGHEST COMMERCIAL PAPER RATINGS:

    Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually senior short-term obligations not having an original maturity in excess of one year.

    Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of senior short-term debt obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: (1) leading market positions in well established industries;
(2) high rates of return on funds employed; (3) conservative capitalization structures with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well established access to a range of financial markets and assured sources of alternate liquidity.

    Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                DESCRIPTION OF STANDARD & POOR'S RATINGS GROUP'S
                       TWO HIGHEST LONG-TERM DEBT RATINGS:

    AAA -- Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

    AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

    Plus (+) or Minus (-): The AA rating may be modified by the addition of a plus or minus sign to show relative standing within the AA rating category.

                DESCRIPTION OF STANDARD & POOR'S RATINGS GROUP'S
               TWO HIGHEST RATINGS OF STATE AND MUNICIPAL NOTES:

    A Standard & Poor's note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

    -- Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

    -- Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).


    Note rating symbols are as follows:


    SP-1 -- Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

    SP-2 -- Satisfactory capacity to pay principal and interest.

                DESCRIPTION OF STANDARD & POOR'S RATINGS GROUP'S
                     TWO HIGHEST COMMERCIAL PAPER RATINGS:

    A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

    A -- Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

    A-1 -- This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

    A-2 -- Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

                   DESCRIPTION OF STANDARD & POOR'S RATINGS
                            GROUP'S DUAL RATINGS:

    Standard & Poor's assigns "dual" ratings to all debt issues that have as part of their structure a put option or demand feature.

    The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the put option or demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols are used to denote the put option (for example, "AAA/A-1+"). For demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, "SP-1+/A-1+").

                 DESCRIPTION OF FITCH INVESTORS SERVICE, INC.'S
                           TWO HIGHEST BOND RATINGS:

    The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.


    AAA -- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

    AA -- Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

    Plus (+) or Minus (-): The AA rating may be modified by the addition of a plus or minus sign to show relative standing within the AA rating category.

                 DESCRIPTION OF FITCH INVESTORS SERVICE, INC.'S
               THREE HIGHEST RATINGS OF STATE AND MUNICIPAL NOTES:


    The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.


    F-1+ -- Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.


    F-1 -- Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+".

    F-2 -- Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-2+" and "F-1" ratings.

                 DESCRIPTION OF FITCH INVESTORS SERVICE, INC.'S
                     THREE HIGHEST COMMERCIAL PAPER RATINGS:

    The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

    F-1+ -- Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

    F-1 -- Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+".

    F-2 -- Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" and "F-1" ratings.

--------------------------------------------------------------------------------
                                  APPENDIX C
--------------------------------------------------------------------------------


                         TAXABLE EQUIVALENT YIELD TABLES
                       (RATES FOR 1995+ UNDER FEDERAL AND
                      CONNECTICUT PERSONAL INCOME TAX LAWS)

    The tables below show the approximate taxable bond yields which are equivalent to tax-exempt bond yields under 1995 federal and Connecticut personal income tax laws. SUCH YIELDS MAY DIFFER UNDER THE LAWS APPLICABLE TO SUBSEQUENT YEARS IF THE EFFECT OF ANY SUCH LAW IS TO CHANGE ANY TAX BRACKET OR THE AMOUNT OF TAXABLE INCOME WHICH IS APPLICABLE TO A TAX BRACKET. Separate calculations, showing the applicable taxable income brackets, are provided for investors who file joint returns and for investors who file individual returns. While it is expected that a substantial portion of the dividends paid to shareholders of the Fund will be exempt from federal and Connecticut personal income taxes, portions of such dividends from time to time may be subject to federal income taxes and/or Connecticut personal income taxes.

                                                          FEDERAL TABLE
------------------------------------------------------------------------------------------------------------------------------
            TAXABLE INCOME*                                                         TAX-EXEMPT YIELD
------------------------------------------------------------------------------------------------------------------------------
  SINGLE RETURN            JOINT RETURN      INCOME
                                              TAX         2.00%  2.50%  3.00%  3.50%  4.00%  4.50%  5.00%  5.50%  6.00%  6.50%
                                             BRACKET**
             BUT                     BUT
OVER       NOT OVER     OVER       NOT OVER                                     EQUIVALENT TAXABLE YIELD
$          $ 23,350   $      0     $ 39,000   15.00%      2.35%  2.94%  3.53%  4.12%  4.71%  5.29%  5.88%  6.47%  7.06%   7.65%
$ 23,350   $ 56,550   $ 39,000     $ 94,250   28.00%      2.78%  3.47%  4.17%  4.86%  5.56%  6.25%  6.94%  7.64%  8.33%   9.03%
$ 56,550   $117,950   $ 94,250     $143,600   31.00%      2.90%  3.62%  4.35%  5.07%  5.80%  6.52%  7.25%  7.97%  8.70%   9.42%
$117,950   $256,500   $143,600     $256,500   36.00%      3.13%  3.91%  4.69%  5.47%  6.25%  7.03%  7.81%  8.59%  9.38%  10.16%
$256,500              $256,500                39.60%      3.31%  4.14%  4.97%  5.79%  6.62%  7.45%  8.28%  9.11%  9.93%  10.76%

 * Net amount subject to Federal Personal income tax after deductions and exemptions.
** Effective Federal Tax Bracket for 1995.

                                             FEDERAL AND CONNECTICUT TABLE
------------------------------------------------------------------------------------------------------------------------------
              TAXABLE INCOME*                                                       TAX-EXEMPT YIELD
------------------------------------------------------------------------------------------------------------------------------
  SINGLE RETURN            JOINT RETURN      INCOME
                                              TAX         2.00%  2.50%  3.00%  3.50%  4.00%  4.50%  5.00%  5.50%  6.00%  6.50%
                                             BRACKET**
             BUT                     BUT
OVER       NOT OVER     OVER       NOT OVER                                     EQUIVALENT TAXABLE YIELD
$          $ 23,350                           18.70%      2.46%  3.08%  3.69%  4.31%  4.92%  5.54%  6.15%  6.77%  7.38%   8.00%
                      $      0     $ 39,000   18.68%      2.46%  3.07%  3.69%  4.30%  4.92%  5.53%  6.15%  6.76%  7.38%   7.99%
$ 23,350   $ 56,550   $ 39,000     $ 94,250   31.24%      2.91%  3.64%  4.36%  5.09%  5.82%  6.54%  7.27%  8.00%  8.73%   9.45%
$ 56,550   $117,950   $ 94,250     $143,600   34.11%      3.04%  3.79%  4.55%  5.31%  6.07%  6.83%  7.59%  8.35%  9.11%   9.86%
$117,950   $256,500   $143,600     $256,500   38.88%      3.27%  4.09%  4.91%  5.73%  6.54%  7.36%  8.18%  9.00%  9.82%  10.63%
$256,500              $256,500                42.32%      3.47%  4.33%  5.20%  6.07%  6.93%  7.80%  8.67%  9.54% 10.40%  11.27%

 * Net amount subject to Federal and Connecticut personal income tax after deductions and exemptions.
** Effective combined federal and state tax bracket.
 + Rates for 1996 under Federal and Connecticut personal income tax laws were not available in time to be included in this Prospectus.
State rate based on the 1995 average state rate for the 1995 federal tax bracket. Combined Federal and State rate assumes itemization of state tax deduction.

--------------------------------------------------------------------------------
                                  SHAREHOLDER
                                SERVICING AGENTS
--------------------------------------------------------------------------------
FOR CITIBANK NEW YORK RETAIL BANKING AND
BUSINESS AND PROFESSIONAL CUSTOMERS:
Citibank, N.A.
450 West 33rd Street, New York, NY 10001
(212) 564-3456 or (800) 846-5300

FOR CITIGOLD CLIENTS:
Citigold
P.O. Box 5130, New York, NY 10126-5130
Call Your Citigold Executive, or in NY or CT (800) 285-1701, or for all other states (800) 285-1707

FOR CITIBANK PRIVATE BANKING CLIENTS:
Citibank, N.A.
The Citibank Private Bank
153 East 53rd Street, New York, NY 10043
Call Your Citibank Private Banking Account Officer,
Registered Representative or (212) 559-5959

FOR CITIBANK GLOBAL ASSET MANAGEMENT CLIENTS:
Citibank, N.A.
Citibank Global Asset Management
153 East 53rd Street, New York, NY 10043
(212) 559-7117

FOR CITIBANK NORTH AMERICAN INVESTOR
SERVICES CLIENTS:
Citibank, N.A.
111 Wall Street, New York, NY 10043
Call Your Account Manager or (212) 657-9100

FOR CITICORP INVESTMENT SERVICES CUSTOMERS:
Citicorp Investment Services
One Court Square, Long Island City, NY 11120
Call Your Investment Consultant or (800) 846-5200
(212) 736-8170 in New York City





[LOGO]  LANDMARK
        FUNDS

MONEY MARKET FUNDS:
Cash Reserves
Premium Liquid Reserves
Institutional Liquid Reserves

U.S. Treasury Reserves
Premium U.S. Treasury Reserves
Institutional U.S. Treasury Reserves

Tax Free Reserves
California Tax Free Reserves
Connecticut Tax Free Reserves
New York Tax Free Reserves

STOCK & BOND FUNDS:
U.S. Government Income Fund
Intermediate Income Fund
National Tax Free Income Fund
New York Tax Free Income Fund

Balanced Fund
Equity Fund
International Equity Fund
Small Cap Equity Fund
Emerging Asian Markets Equity Fund

TRUSTEES AND OFFICERS
C. Oscar Morong, Jr., Chairman
Philip W. Coolidge*, President
H. B. Alvord
Elliott J. Berv
Mark T. Finn
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
Walter E. Robb, III
E. Kirby Warren
William S. Woods, Jr.


SECRETARY
Thomas M. Lenz*

TREASURER
John R. Elder*
*Affiliated Person of Administrator and Distributor

-------------------------------------------------------------------------------

INVESTMENT ADVISER
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
The Landmark Funds Broker-Dealer Services, Inc.
6 St. James Avenue, Boston, MA 02116
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
Deloitte & Touche LLP
125 Summer Street, Boston, MA 02110

LEGAL COUNSEL
Bingham, Dana & Gould
150 Federal Street, Boston, MA 02110

--------------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENTS
(See Inside of Cover)


CTTR/P/96/RB                       Printed on Recycled Paper   [Recycle Symbol]


[LOGO]  LANDMARK(SM) FUNDS
        Advised by Citibank, N.A.



--------------------------------------------------------------------------------
LANDMARK
CONNECTICUT
TAX FREE RESERVES
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
PROSPECTUS
January 2, 1996
--------------------------------------------------------------------------------

                                                                    STATEMENT OF
                                                          ADDITIONAL INFORMATION
                                                                 January 2, 1996

LANDMARK NEW YORK TAX FREE RESERVES
(A member of the LandmarkSM Family of Funds)

         Landmark New York Tax Free Reserves (the "Fund") is a separate series of Landmark Multi-State Tax Free Funds (the "Trust"). The address and telephone number of the Trust are 6 St. James Avenue, Boston, Massachusetts 02116,
(617) 423-1679.

         FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, CITIBANK, N.A. OR ANY OF ITS AFFILIATES, ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

Table of Contents                                                           Page

The Fund                                                                       2
Investment Objectives, Policies and
  Restrictions                                                                 2
Performance Information                                                       14
Determination of Net Asset Value                                              15
Management                                                                    16
Portfolio Transactions                                                        24
Description of Shares, Voting Rights
  and Liabilities                                                             25
Certain Additional Tax Matters                                                27
Independent Accountants and Financial
  Statements                                                                  27
Appendix                                                                      29

         This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the Fund's Prospectus, dated January 2, 1996, by which shares of the Fund are offered. This Statement of Additional Information should be read in conjunction with the Prospectus, a copy of which may be obtained by an investor without charge by contacting the Fund's Distributor (see back cover for address and phone number).


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

                                   1. THE FUND


         The Trust is a no-load, non-diversified, open-end management investment company which was organized as a business trust under the laws of the Commonwealth of Massachusetts on August 30, 1985. The Trust was known as "Landmark New York Tax Free Reserves" until its name was changes on December 18, 1991. Shares of the Trust are divided into three separate series, one of which, the Fund, is described in this Statement of Additional Information. References in this Statement of Additional Information to the Prospectus are to the Prospectus, dated January 2, 1996, of the Fund by which shares of the Fund are offered.


         The Fund is a type of mutual fund commonly referred to as a "triple tax-exempt money market fund." The net asset value of each of the Fund's shares is expected to remain constant at $1.00, although there can be no assurance that this will be so on a continuing basis. (See "Determination of Net Asset Value.")

         Citibank, N.A. ("Citibank" or the "Adviser") is the investment adviser to the Fund. The Adviser manages the investments of the Fund from day to day in accordance with the Fund's investment objectives and policies. The selection of investments for the Fund, and the way they are managed, depend on the conditions and trends in the economy and the financial marketplaces.

         The Landmark Funds Broker-Dealer Services, Inc. ("LFBDS" or the "Administrator"), the administrator of the Trust, supervises the overall administration of the Trust. The Board of Trustees of the Trust provides broad supervision over the affairs of the Trust. Shares of the Fund are continuously sold by LFBDS, the Fund's distributor (the "Distributor"), only to investors who are customers of a financial institution, such as a federal or state-chartered bank, trust company, savings and loan association or savings bank, or a securities broker, that has entered into a shareholder servicing agreement with the Trust (collectively, "Shareholder Servicing Agents"). Although shares of the Fund are sold without a sales load, LFBDS may receive a fee from the Fund pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act").

               2. INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

                              INVESTMENT OBJECTIVES

         The investment objectives of the Fund are to provide its shareholders with high levels of current income exempt from federal, New York State and New York City personal income taxes, preservation of capital and liquidity.

         The investment objectives of the Fund may not be changed without approval by the Fund's shareholders. Of course, there can be no assurance that the Fund will achieve its investment objectives.

                               INVESTMENT POLICIES

         The Fund seeks its investment objectives by investing primarily in short-term, high quality fixed rate and variable rate obligations issued by or on behalf of the State of New York, other states, territories and possessions of the United States and their authorities, agencies, instrumentalities and political subdivisions, the interest on which is exempt from federal income taxes, including participation interests in such obligations issued by banks, insurance companies or other financial institutions. (These securities, whether or not the interest thereon is subject to the federal alternative minimum tax, are referred to herein as "Municipal Obligations").

         Dividends paid by the Fund which are attributable to interest income on tax-exempt obligations of the State of New York and its political subdivisions, and of Puerto Rico, other U.S. territories and their political subdivisions ("New York Municipal Obligations"), will be exempt from federal, New York State and New York City personal income taxes. The Fund may purchase Municipal Obligations issued by other states, their agencies and instrumentalities, the interest income on which will be exempt from federal income tax but will be subject to New York State and New York City personal income taxes. In determining the tax status of interest on Municipal Obligations and New York Municipal Obligations, the Adviser relies on opinions of bond counsel who may be counsel to the issuer.

         Under normal circumstances, the Fund invests at least 65% of its assets in New York Municipal Obligations, although the exact amount of the Fund's assets invested in such securities varies from time to time. Although the Fund attempts to invest 100% of its assets in Municipal Obligations, the Fund may invest up to 20% of its total assets in securities the interest income on which is subject to federal, state and local income tax or the federal alternative minimum tax. The Fund may invest more than 25% of its assets in participation interests issued by banks in industrial development bonds and other Municipal Obligations. In view of this possible "concentration" in bank participation interests, an investment in the Fund should be made with an understanding of the characteristics of the banking industry and the risks which such an investment may entail. (See "Variable Rate Instruments and Participation Interests" hereafter.) Uninvested cash reserves may be held temporarily for the Fund pending investment. The Fund's investments may include "when-issued" and "forward delivery" Municipal Obligations, stand-by commitments and taxable repurchase agreements.

         The Trust's Board of Trustees has determined that the term "high quality" means Municipal Obligations which at the time of purchase are rated within the AAA or AA categories by Standard & Poor's Rating Group ("Standard & Poor's") or Fitch Investors Service, Inc. ("Fitch") or within the Aaa or Aa categories by Moody's Investors Service, Inc. ("Moody's") in the case of bonds; MIG 1/VMIG 1 or MIG 2/VMIG 2 by Moody's, SP-1+, SP-1 or SP-2 by Standard & Poor's or F-1+, F-1 or F-2 by Fitch in the case of notes; A-1+, A-1 or A-2 by Standard & Poor's or Prime-1, Prime-2 by Moody's or F-1+, F-1 or F-2 by Fitch, in the case of tax-exempt commercial paper; or which are unrated but are determined to be of comparable quality by or on behalf of the Trust's Board of Trustees on the basis of a credit evaluation of the obligor or of the bank issuing a participation interest, letter of credit or guarantee, or insurance policy issued in support of the Municipal Obligations or participation interests. (See "Variable Rate Instruments and Participation Interests" below.) Such instruments may produce a lower yield than would be available from less highly rated instruments. The Trust's Board of Trustees has determined that Municipal Obligations which are backed by the full faith and credit of the U.S. Government will be considered to have a rating equivalent to Moody's Aaa. (See "Ratings of Municipal Obligations" in Appendix B to the Prospectus.)

         All of the Fund's investments mature or are deemed to mature within 397 days from the date of acquisition and the average maturity of the investments in the Fund's portfolio (on a dollar-weighted basis) is 90 days or less. The maturities of variable rate instruments held in the Fund's portfolio are deemed to be the longer of the period remaining until the next interest rate adjustment or the period until the Fund would be entitled to payment pursuant to demand rights, a letter of credit, guarantee or insurance policy or a right to tender or put the instrument, although the stated maturities may be in excess of 397 days. (See "Variable Rate Instruments and Participation Interests" below.)

         As a non-diversified investment company, the Fund is not subject to any statutory restrictions under the 1940 Act with respect to limiting the investment of its assets in one or relatively few issuers. This concentration may present greater risks than in the case of a diversified company. However, the Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order so to qualify under current law, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's total assets must be represented by cash, U.S. Government securities, investment company securities and other securities limited in respect of any one issuer (or related) to not more than 5% in value of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer. In addition, and again under current law, at the close of each quarter of its taxable year, not more than 25% in value of the Fund's total assets may be invested in securities, other than U.S. Government securities, of one issuer (or related issuers).

         For a general discussion of Municipal Obligations and an explanation of the ratings of Municipal Obligations by Moody's, Standard & Poor's and Fitch, see Appendix A and B to the Fund's Prospectus. For a comparison of yields on such Municipal Obligations and taxable securities, see the "Taxable Equivalent Yield Tables" in Appendix C to the Prospectus.

         Except as stated below, the Fund's investment policies are not fundamental and may be changed by the Board of Trustees of the Trust without approval by the Fund's shareholders. As a fundamental policy, the Fund invests at least 80% of its assets, under normal circumstances, in:

         (1) Municipal bonds with remaining maturities of one year or less that are rated at the date of purchase within the Aaa or Aa categories by Moody's or within the AAA or AA categories by Standard & Poor's or F-1+, F-1 or F-2 Fitch or, if not rated by any of these rating agencies, are of comparable quality as determined by the Adviser on the basis of the credit evaluation of the obligor on the bonds or of the bank issuing a participation interest or guarantee or of any insurance policy issued in support of the bonds or the participation interests.

         (2) Municipal notes with remaining maturities of one year or less that are rated at the date of purchase MIG 1/VMIG 1 or MIG 2/VMIG 2 by Moody's, SP-1+, SP-1 or SP-2 by Standard & Poor's or F-1+,F-1 or F-2 by Fitch or, if not rated by any of these rating agencies, are of comparable quality as determined by the Adviser. The principal kinds of municipal notes are tax and revenue anticipation notes, tax anticipation notes, bond anticipation notes and revenue anticipation notes. Notes sold in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuing municipality or agency. The Fund's investments may be concentrated in municipal obligations of New York issuers.

         (3) Municipal commercial paper that is rated Prime-1 or Prime-2 by Moody's, A-1+, A-1 or A-2 by Standard & Poor's or F-1+, F-1 or F-2 by Fitch or, if not rated by any of these rating agencies, is of comparable quality as determined by the Adviser. Issues of municipal commercial paper typically represent very short-term, unsecured, negotiable promissory notes. These obligations are often issued to meet seasonal working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases municipal commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions which may be called upon in the event of default by the issuer of the commercial paper.

         Subsequent to its purchase by the Fund, a rated Municipal Obligation may cease to be rated or its rating may be reduced below the minimum required for purchase for the Fund. Neither event will require sale of such Municipal Obligation by the Fund (other than variable rate instruments which must be sold if they are not "high quality"), but the Adviser will consider such event in determining whether the Fund should continue to hold the Municipal Obligation. To the extent that the ratings given to the Municipal Obligations or other securities held by the Fund are altered due to changes in either the Moody's or Standard & Poor's ratings systems (see Appendix B to the Prospectus for an explanation of these rating systems), the Adviser will adopt such changed ratings as standards for its future investments in accordance with the investment policies contained in the Prospectus. Certain Municipal Obligations issued by instrumentalities of the U.S. Government are not backed by the full faith and credit of the U.S. Treasury but only by the creditworthiness of the instrumentality. The Trust's Board of Trustees has determined that any Municipal Obligation that depends directly, or indirectly through a government insurance program or other guarantee, on the full faith and credit of the U.S. Government will be considered to have a rating in the highest category. Where necessary to ensure that the Municipal Obligations are of "high quality" (i.e., within the two highest ratings assigned by any major rating service), or where the obligations are not freely transferable, the Fund will require that the obligation to pay the principal and accrued interest be backed by an unconditional irrevocable bank letter of credit, a guarantee, insurance policy or other comparable undertaking of an approved financial institution.

         The Fund may invest 25% or more of its assets in securities that are related in such a way that an economic, business or political development or change affecting one of the securities would also affect the other securities including, for example, securities the interest upon which is paid from revenues of similar type projects, or securities the issuers of which are located in the same state.

VARIABLE RATE INSTRUMENTS AND PARTICIPATION INTERESTS

         Variable rate instruments that the Fund may purchase are tax-exempt Municipal Obligations (including municipal notes and municipal commercial paper) that provide for a periodic adjustment in the interest rate paid on the instrument and permit the holder to receive payment upon a specified number of days' notice of the unpaid principal balance plus accrued interest either from the issuer or by drawing on a bank letter of credit, a guarantee or an insurance policy issued with respect to such instrument or by tendering or "putting" such instrument to a third party.

         The variable rate instruments in which the Fund's assets may be invested are payable upon a specified period of notice which may range from one day up to one year. The terms of the instruments provide that interest rates are adjustable at intervals ranging from daily to up to one year and the adjustments are based upon the prime rate of a bank or other appropriate interest rate adjustment index as provided in the respective instruments. The Fund will decide which variable rate instruments it will purchase in accordance with procedures prescribed by the Board of Trustees to minimize credit risks. An unrated variable rate instrument may be determined to meet the Fund's high quality criteria if it is backed by a letter of credit or guarantee or a right to tender or put the instrument to a third party or is insured by an insurer that meets the high quality criteria for the Fund discussed above or on the basis of a credit evaluation of the underlying obligor. If the credit of the obligor is of "high quality," no credit support from a bank or other financial institution will be necessary. Each unrated variable rate instrument will be evaluated on a quarterly basis to determine that it continues to meet the Fund's high quality criteria. If an instrument is ever deemed to be of less than high quality, the Fund either will sell it in the market or exercise the liquidity feature described below.

         Variable rate instruments in which the Fund may invest include participation interests in variable rate, tax-exempt Municipal Obligations owned by a bank, insurance company or other financial institution or affiliated organizations. Although the rate of the underlying Municipal Obligations may be fixed, the terms of the participation interest may result in the Fund receiving a variable rate on its investment. A participation interest gives the Fund an undivided interest in the Municipal Obligation in the proportion that the Fund's participation bears to the total principal amount of the Municipal Obligation and provides the liquidity feature. Each participation may be backed by an irrevocable letter of credit or guarantee of, or a right to put to, a bank (which may be the bank issuing the participation interest, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the participation interest) or insurance policy of an insurance company that has been determined by or on behalf of the Board of Trustees of the Trust to meet the prescribed quality standards of the Fund. The Fund has the right to sell the participation interest back to the institution or draw on the letter of credit or insurance after a specified period of notice, for all or any part of the full principal amount of the Fund's participation in the security, plus accrued interest. The Fund intends to exercise the liquidity feature only (1) upon a default under the terms of the bond documents, (2) as needed to provide liquidity to the Fund in order to make redemptions of Fund shares, or (3) to maintain a high quality investment portfolio. In some cases, this liquidity feature may not be exercisable in the event of a default on the underlying Municipal Obligations; in these cases, the underlying Municipal Obligations must meet the Fund's high credit standards at the time of purchase of the participation interest. Issuers of participation interests will retain a service and letter of credit fee and a fee for providing the liquidity feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the participations were purchased by the Fund. The total fees generally range from 5% to 15% of the applicable prime rate or other interest rate index. With respect to insurance, the Fund will attempt to have the issuer of the participation interest bear the cost of the insurance, although the Fund retains the option to purchase insurance if necessary, in which case the cost of insurance will be an expense of the Fund subject to the expense limitation of 2 1/2% of the first $30 million of the Fund's average net assets, 2% of the next $70 million and 1 1/2% of the Fund's average net assets in excess of $100 million. The Adviser has been instructed by the Trust's Board of Trustees to monitor continually the pricing, quality and liquidity of the variable rate instruments held by the Fund, including the participation interests, on the basis of published financial information and reports of the rating agencies and other bank analytical services to which the Fund may subscribe. Although participation interests may be sold, the Fund intends to hold them until maturity, except under the circumstances stated above.

         In view of the "concentration" of the Fund in bank participation interests in Municipal Obligations secured by bank letters of credit or guarantees, an investment in the Fund should be made with an understanding of the characteristics of the banking industry and the risks which such an investment may entail. Banks are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments which may be made and interest rates and fees which may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operation of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations under a letter of credit.

         Periods of high inflation and periods of economic slowdown, together with the fiscal measures adopted to attempt to deal with them, have brought wide fluctuations in interest rates. When interest rates rise, the value of fixed income securities generally falls, and vice versa. While this is true for variable rate instruments generally, the variable rate nature of the underlying instruments should minimize these changes in value. Accordingly, as interest rates decrease or increase, the potential for capital appreciation and the risk of potential capital depreciation is less than would be the case with a portfolio of fixed income securities. Because the adjustment of interest rates on the variable rate instruments is made in relation to movements of various interest rate adjustment indices, the variable rate instruments are not comparable to long-term fixed rate securities. Accordingly, interest rates on the variable rate instruments may be higher or lower than current market rates for fixed rate obligations of comparable quality with similar maturities.

         Because of the variable rate nature of the instruments, when prevailing interest rates decline the Fund's yield will decline and its shareholders will forego the opportunity for capital appreciation. On the other hand, during periods when prevailing interest rates increase, the Fund's yield will increase and its shareholders will have reduced risk of capital depreciation.

         For purposes of determining whether a variable rate instrument held by the Fund matures within 397 days from the date of its acquisition, the maturity of the instrument will be deemed to be the longer of (1) the period required before the Fund is entitled to receive payment of the principal amount of the instrument after notice or (2) the period remaining until the instrument's next interest rate adjustment. The maturity of a variable rate instrument will be determined in the same manner for purposes of computing the Fund's dollar-weighted average portfolio maturity.

"WHEN-ISSUED" SECURITIES

         New issues of certain Municipal Obligations frequently are offered on a "when-issued" or "forward delivery" basis. The payment obligation and the interest rate that will be received on the Municipal Obligations are each fixed at the time the buyer enters into the commitment although settlement, i.e., delivery of and payment for the Municipal Obligations, takes place beyond customary settlement time (but normally within 45 days after the date of the Fund's commitment to purchase). Although the Fund will only make commitments to purchase "when-issued" or "forward delivery" Municipal Obligations with the intention of actually acquiring them, the Fund may sell these securities before the settlement date if deemed advisable by the Adviser.

         Municipal Obligations purchased on a "when-issued" or "forward delivery" basis and the securities held in the Fund's portfolio are subject to changes in value based upon the public's perception of the credit-worthiness of the issuer and changes, real or anticipated, in the level of interest rates. The value of these Municipal Obligations and securities generally change in the same way, that is, both experience appreciation when interest rates decline and depreciation when interest rates rise. Purchasing Municipal Obligations on a "when-issued" or "forward delivery" basis can involve a risk that the yields available in the market on the settlement date may actually be higher or lower than those obtained in the transaction itself. A separate account of the Fund consisting of cash or liquid debt securities equal to the amount of the "when-issued" or "forward delivery" commitments will be established at the Fund's custodian bank. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market value. If the market value of such securities declines, additional cash or highly liquid securities will be placed in the account daily so that the value of the account will equal the amount of the Fund's commitments. On the settlement date of the "when-issued" or "forward delivery" securities, the Fund's obligations will be met from then-available cash flow, sale of securities held in the separate account, sale of other securities or, although not normally expected, from sale of the "when-issued" or "forward delivery" securities themselves (which may have a value greater or lesser than the Fund's payment obligations). Sale of securities to meet such obligations may result in the realization of capital gains or losses, which are not exempt from federal income tax.

STAND-BY COMMITMENTS

         When the Fund purchases Municipal Obligations it may also acquire stand-by commitments from banks with respect to such Municipal Obligations. The Fund also may acquire stand-by commitments from broker-dealers. Under the stand-by commitment, a bank or broker-dealer agrees to purchase at the Fund's option a specified Municipal Obligation at a specified price. A stand-by commitment is the equivalent of a "put" option acquired by the Fund with respect to a particular Municipal Obligation held in the Fund's portfolio.

         The amount payable to the Fund upon the exercise of a stand-by commitment normally would be (1) the acquisition cost of the Municipal Obligation (excluding any accrued interest paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the security, plus (2) all interest accrued on the security since the last interest payment date during the period the security was owned by the Fund. Absent unusual circumstances relating to a change in market value, the Fund would value the underlying Municipal Obligation at amortized cost. Accordingly, the amount payable by a bank or dealer during the time a stand-by commitment is exercisable would be substantially the same as the market value of the underlying Municipal Obligation. The Fund values stand-by commitments at zero for purposes of computing the value of its net assets.

         The stand-by commitments that the Fund may enter into are subject to certain risks, which include the ability of the issuer of the commitment to pay for the securities at the time the commitment is exercised and the fact that the commitment is not marketable by the Fund and the maturity of the underlying security will generally be different from that of the commitment.

TAXABLE SECURITIES

         Although the Fund attempts to invest 100% of its net assets in tax-exempt Municipal Obligations, the Fund may invest up to 20% of the value of its net assets in securities of the kind described below, the interest income on which is subject to federal income tax. Circumstances in which the Fund may invest in taxable securities include the following: (a) pending investment of proceeds of sales of Fund shares or of portfolio securities; (b) pending settlement of purchases of portfolio securities; (c) to maintain liquidity for the purpose of meeting anticipated redemptions; and (d) when, in the opinion of the Fund's investment adviser, it is advisable to do so because of adverse market conditions affecting the market for Municipal Obligations. The kinds of taxable securities in which the Fund's assets may be invested are limited to the following short-term, fixed-income securities (maturing in 397 days or less from the time of purchase): (1) obligations of the U.S. Government or its agencies, instrumentalities or authorities; (2) commercial paper rated Prime-1 or Prime-2 by Moody's, A-1+, A-1 or A-2 by Standard & Poor's or F-1+, F-1 or F-2 by Fitch;
(3) certificates of deposit of U.S. banks with assets of $1 billion or more; and
(4) repurchase agreements with respect to any Municipal Obligations or other securities which the Fund is permitted to own. The Fund's assets may also be invested in Municipal Obligations which are subject to an alternative minimum tax.

REPURCHASE AGREEMENTS

         The Fund may invest assets in instruments subject to repurchase agreements only with member banks of the Federal Reserve System or "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. Government securities. Under the terms of a typical repurchase agreement, the Fund would acquire an underlying debt instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase and the Fund to resell the instrument at a fixed price and time, thereby determining the yield during the Fund's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. Repurchase agreements may be deemed to be loans under the 1940 Act. All repurchase agreements entered into by the Fund shall be fully collateralized at all times during the period of the agreement in that the value of the underlying security shall be at least equal to the amount of the loan, including the accrued interest thereon, and the Fund or its custodian or sub-custodian shall have possession of the collateral, which the Trust's Board of Trustees believes will give it a valid, perfected security interest in the collateral. Whether a repurchase agreement is the purchase and sale of a security or a collateralized loan has not been definitively established. This might become an issue in the event of the bankruptcy of the other party to the transaction. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Fund but only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, the Fund may suffer time delays and incur costs in connection with the disposition of the collateral. The Trust's Board of Trustees believes that the collateral underlying repurchase agreements may be more susceptible to claims of the seller's creditors than would be the case with securities owned by the Fund. Repurchase agreements will give rise to income which will not qualify as tax-exempt income when distributed by the Fund. The Fund will not invest in a repurchase agreement maturing in more than seven days if any such investment together with illiquid securities held by the Fund exceed 10% of the Fund's total net assets. Repurchase agreements are also subject to the same risks described herein with respect to stand-by commitments.

                        RISK FACTORS AFFECTING INVESTMENT
                        IN NEW YORK MUNICIPAL OBLIGATIONS

         The Fund intends to invest a high proportion of the its assets in Municipal Obligations of the State of New York and its political subdivisions, municipalities, agencies, instrumentalities and public authorities. Payment of interest and preservation of principal is dependent upon the continuing ability of New York issuers and/or obligors of state, municipal and public authority debt obligations to meet their obligations thereunder.

         The fiscal stability of New York State is related, at least in part, to the fiscal stability of its localities and authorities. Various State agencies, authorities and localities have issued large amounts of bonds and notes either guaranteed or supported by the State through lease-purchase arrangements, other contractual arrangements or moral obligation provisions. While debt service is normally paid out of revenues generated by projects of such State agencies, authorities and localities, the State has had to provide special assistance in recent years, in some cases of a recurring nature, to enable such agencies, authorities and localities to meet their financial obligations and, in some cases, to prevent or cure defaults. To the extent State agencies and local governments require State assistance to meet their financial obligations, the ability of the State to meet its own obligations as they become due or to obtain additional financing could be adversely affected.

         The Adviser believes that by maintaining the Fund's investment portfolio in liquid, short-term, high quality investments, including participation interests and other variable rate instruments that have high quality credit support from banks, insurance companies or other financial institutions, the Fund is somewhat insulated from the credit risks that may exist for long-term New York Municipal Obligations.

         For further information concerning New York Municipal Obligations, see the Appendix to this Statement of Additional Information. The summary set forth above and in the Appendix is included for the purpose of providing a general description of New York State and New York City credit and financial conditions. This summary is based on information from statements of issuers of New York Municipal Obligations and does not purport to be complete. The Trust is not responsible for the accuracy or timeliness of this information.

                             INVESTMENT RESTRICTIONS

         The Trust has adopted the following policies with respect to the Fund which may not be changed without approval by a "majority of the outstanding shares" of the Fund, which as used in this Statement of Additional Information, means the vote of the lesser of (i) 67% or more of the shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding "voting securities" of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding "voting securities" of the Fund. The term "voting securities" as used in this paragraph has the same meaning as in the 1940 Act. The Fund will vote the shares held by its shareholders who do not give voting instructions in the same proportion as the shares of the Fund's shareholders who do give voting instructions. Shareholders of the Fund who do not vote will have no effect on the outcome of these matters.

         The Trust may not with respect to the Fund:

         (1) Make investments other than as described under "Investment Policies" above or any other form of federal tax-exempt investment which meets the Fund's high quality criteria, as determined by the Board of Trustees and which is consistent with the Fund's investment objectives and policies.

         (2) Borrow money. This restriction shall not apply to borrowings from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing was made. While borrowings exceed 5% of the value of the Fund's total assets, the Trust will not make any investments on behalf of the Fund. Interest paid on borrowings will reduce net income.

         (3) Pledge, hypothecate, mortgage or otherwise encumber the Fund's assets, except in an amount up to 15% of the value of the Fund's total assets and only to secure borrowings for temporary or emergency purposes.

         (4) Sell securities short or purchase securities on margin, or engage in the purchase and sale of put, call, straddle or spread options or in writing such options, except to the extent that securities subject to a demand obligation and stand-by commitments may be purchased as set forth under "Investment Policies" above.

         (5) Underwrite the securities of other issuers, except insofar as the Trust may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security of the Fund.

         (6) Purchase securities subject to restrictions on disposition under the Securities Act of 1933 ("restricted securities"). The Trust will not invest on behalf of the Fund in a repurchase agreement maturing in more than seven days if any such investment together with securities that are not readily marketable held by the Fund exceed 10% of the Fund's total net assets.

         (7) Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests, but this shall not prevent the Trust from investing in Municipal Obligations secured by real estate or interests in real estate.

         (8) Make loans to others, except through the purchase of portfolio investments, including repurchase agreements, as described under "Investment Policies" above.

         (9) Purchase more than 10% of all outstanding voting securities of any one issuer or invest in companies for the purpose of exercising control.

         (10) Invest more than 25% of the Fund's assets in the securities of "issuers" in any single industry, provided that the Trust may invest more than 25% of the Fund's assets in bank participation interests and there shall be no limitation on the purchase of those Municipal Obligations and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the issuing entity and a security is backed only by the assets and revenues of the entity, the entity would be deemed to be the sole issuer of the security. Similarly, in the case of a private activity bond, if that bond is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity, such as an insurance company or other corporate obligor, guarantees a security or a bank issues a letter of credit, such a guarantee or letter of credit would be considered a separate security and would be treated as an issue of such government, other entity or bank.

         (11) Invest in securities of other investment companies, except the Trust may purchase on behalf of the Fund unit investment trust securities (i.e., securities issued by an investment company which (i) is organized under a trust indenture or contract of custodianship or similar instrument, (ii) does not have a board of directors, and (iii) issues only redeemable securities, each of which represents an undivided interest in a unit of specified securities) where such unit trusts meet the investment objectives and policies of the Fund and then only up to 5% of the Fund's net assets, except as they may be acquired as part of a merger, consolidation or acquisition of assets. As of the date of this Statement of Additional Information, the Trust has no intention of investing in unit investment trust securities on behalf of the Fund.


         For purposes of the investment restrictions described above, the issuer of a tax-exempt security is deemed to be the entity (public or private) ultimately responsible for the payment of principal of and interest on the security. If, however, the acting government or some other entity, such as an insurance company or other corporate obligor, guarantees a security or a bank issues a Letter of Credit, such a guarantee or Letter of Credit may, in accordance with applicable Securities and Exchange Commission ("SEC") rules, be considered a separate security and treated as an issue of such government, other entity or bank.


         If a percentage restriction or a rating restriction (other than a restriction as to borrowing) on investment or utilization of assets set forth above is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from the changes in the value of the portfolio securities or a later change in the rating of a portfolio security will not be considered a violation of such policy.

                           3. PERFORMANCE INFORMATION

         Any current yield quotation of the Fund which is used in such a manner as to be subject to the provisions of Rule 482(d) under the Securities Act of 1933, as amended, consists of an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a specific seven calendar day period and is calculated by dividing the net change in the value of an account having a balance of one share at the beginning of the period by the value of the account at the beginning of the period and multiplying the quotient by 365/7. For this purpose the net change in account value would reflect the value of additional shares purchased with dividends declared on the original share and dividends declared on both the original share and any such additional shares, but would not reflect any realized gains or losses from the sale of securities or any unrealized appreciation or depreciation on portfolio securities. In addition, any effective yield quotation of the Fund so used shall be calculated by compounding the current yield quotation for such period by multiplying such quotation by 7/365, adding 1 to the product, raising the sum to a power equal to 365/7, and subtracting 1 from the result.

         Any tax equivalent yield quotation of the Fund is calculated as follows: If the entire current yield quotation for such period is tax-exempt, the tax equivalent yield will be the current yield quotation divided by 1 minus a stated income tax rate or rates. If a portion of the current yield quotation is not tax-exempt, the tax equivalent yield will be the sum of (a) that portion of the yield which is tax-exempt divided by 1 minus a stated income tax rate or rates and (b) the portion of the yield which is not tax-exempt.

         A total rate of return quotation for the Fund is calculated for any period by (a) dividing (i) the sum of the net asset value per share on the last day of the period and the net asset value per share on the last day of the period of shares purchasable with dividends and capital gains distributions declared during such period with respect to a share held at the beginning of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii) the public offering price on the first day of such period, and (b) subtracting 1 from the result. Any annualized total rate of return quotation is calculated by (x) adding 1 to the period total rate of return quotation calculated above, (y) raising such sum to a power which is equal to 365 divided by the number of days in such period, and (z) subtracting 1 from the result.

         Any tax equivalent total rate of return quotation of the Fund is calculated as follows: If the entire current total rate of return quotation for such period is tax-exempt, the tax equivalent total rate of return will be the current total rate of return quotation divided by 1 minus a stated income tax rate or rates. If a portion of the current total rate of return quotation is not tax-exempt, the tax equivalent total rate of return will be the sum of (a) that portion of the total rate of return which is tax-exempt divided by 1 minus a stated income tax rate or rates and (b) the portion of the total rate of return which is not tax-exempt.

         Set forth below is total rate of return information, assuming that dividends and capital gains distributions, if any, were reinvested, for the Fund for the periods indicated, at the beginning of which periods no sales charges were applicable to purchases of shares of the Fund (unless otherwise indicated).


                                                                                       REDEEMABLE VALUE OF A
                                                                                        HYPOTHETICAL $1,000
                                                        ANNUALIZED TOTAL RATE OF       INVESTMENT AT THE END
PERIOD                                                           RETURN                    OF THE PERIOD


Ten years ended August 31, 1995                                   3.65%                      $1,422.10
Five years ended August 31, 1995                                  2.85%                      $1,150.90
One year ended August 31, 1995                                    3.18%                      $1,031.80

         The annualized yield of the Fund for the seven-day period ended August 31, 1995 was 3.13%, the effective compound annualized yield of the Fund for such period was 3.18% and the annualized tax equivalent yield of the Fund for such period was 5.60% (assuming (i) a combined New York State, New York City and federal tax bracket of 46.88% and (ii) that 95.00% of the Fund's assets were invested in New York Municipal Obligations).


                       4. DETERMINATION OF NET ASSET VALUE


         The net asset value of each of the shares of the Fund is determined on each day on which the New York Stock Exchange is open for trading. This determination is made once during each such day as of 12:00 noon, Eastern time, by dividing the value of the Fund's net assets (i.e., the value of its assets less its liabilities, including expenses payable or accrued) by the number of shares of the Fund outstanding at the time the determination is made. As of the date of this Statement of Additional Information, the NYSE is open for trading every weekday except for the following holidays (or the days on which they are observed): New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It is anticipated that the net asset value of each share of the Fund will remain constant at $1.00 and, although no assurance can be given that it will be able to do so on a continuing basis, as described below, the Fund employs specific investment policies and procedures to accomplish this result.


         The securities held by the Fund are valued at their amortized cost. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If fluctuating interest rates cause the market value of the securities held by the Fund to deviate more than 1/2 of 1% from their value determined on the basis of amortized cost, the Board of Trustees of the Trust will consider whether any action should be initiated, as described in the following paragraph. Although the amortized cost method provides certainty in valuation, it may result in periods during which the stated value of an instrument is higher or lower than the price the Fund would receive if the instrument were sold.


         Pursuant to the rules of the SEC, the Trust's Board of Trustees has established procedures to stabilize the value of the Fund's net assets within 1/2 of 1% of the value determined on the basis of amortized cost. These procedures include a review of the extent of any such deviation of net asset value, based on available market rates. Should that deviation exceed 1/2 of 1%, the Trust's Board of Trustees will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to investors in the Fund. Such action may include withdrawal in kind, selling securities prior to maturity and utilizing a net asset value as determined by using available market quotations. The Fund maintains a dollar-weighted average maturity of 90 days or less, does not purchase any instrument with a remaining maturity greater than 397 days or subject to a repurchase agreement having a duration of greater than 397 days, and limits its investments, including repurchase agreements, to those U.S. dollar-denominated instruments that are determined by the Adviser to present minimal credit risks and comply with certain reporting and recordkeeping procedures. The Trust also has established procedures to ensure that securities purchased by it meet the high quality criteria described above in "Investment Policies."


         Subject to compliance with applicable regulations, the Trust has reserved the right to pay the redemption price of shares of the Fund, either totally or partially, by a distribution in kind of readily marketable securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares or beneficial interests being sold. If a holder of shares or beneficial interests received a distribution in kind, such holder could incur brokerage or other charges in converting the securities to cash.


         The Trust may suspend the right of redemption or postpone the date of payment for shares of the Fund for more than seven days during any period when
(a) trading in the markets the Fund normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists making disposal of the Fund's investments or determination of its net asset value not reasonably practicable; (b) the NYSE is closed (other than customary weekend and holiday closings); or (c) the SEC has by order permitted such suspension.


                                  5. MANAGEMENT


         The Trustees and officers of the Trust, their ages and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Asterisks indicate that those Trustees and officers are "interested persons" (as defined in the 1940 Act) of the Trust. Unless otherwise indicated below, the address of each Trustee and officer is 6 St. James Avenue, Boston, Massachusetts.


TRUSTEES


H. B. ALVORD; 73 -- Treasurer - Tax Collector, County of Los Angeles (retired, March, 1984); Trustee, The 59 Wall Street Trust and The 59 Wall Street Fund, Inc. (Registered Investment Companies). His address is P.O. Box 1812, Pebble Beach, California.

ELLIOTT J. BERV; 52 -- Chairman and Director, Catalyst, Inc. (Management Consultants) (since August, 1992); President, Chief Operating Officer and Director, Deven International, Inc. (International Consultants) (June, 1991 to July, 1992); President and Director, Elliott J. Berv & Associates (Management Consultants) (since May, 1984). His address is 15 Stornoway Drive, Cumberland Foreside, Maine.

PHILIP W. COOLIDGE; 44* -- President of the Trust; Chairman, Chief Executive Officer and President, Signature Financial Group, Inc. and The Landmark Funds Broker-Dealer Services, Inc. (since December, 1988).

MARK T. FINN; 52 -- President and Director, Delta Financial, Inc. (since June,
1983); Chairman of the Board and Chief Executive Officer, FX 500 Ltd. (Commodity Trading Advisory Firm) (since April, 1990); Director, Vantage Consulting Group, Inc. (since October, 1988). His address is 3500 Pacific Avenue, P.O. Box 539, Virginia Beach, Virginia.

RILEY C. GILLEY; 69 -- Vice President and General Counsel, Corporate Property Investors (December, 1988 to September, 1991); Retired Partner, Breed, Abbott & Morgan (Attorneys) (Retired, December, 1987). His address is 4041 Gulf Shore Boulevard North, Naples, Florida.

DIANA R. HARRINGTON; 55 -- Professor, Babson College (since September, 1993); Visiting Professor, Kellogg Graduate School of Management, Northwestern University (September, 1992 to September, 1993); Professor, Darden Graduate School of Business, University of Virginia (September, 1978 to September, 1993); Consultant to Kidder, Peabody & Co. Incorporated (since January, 1990). Her address is 120 Goulding Street, Holliston, Massachusetts.

SUSAN B. KERLEY; 44 -- President, Global Research Associates, Inc. (Investment Research) (since August, 1990); Manager of Special Investments, Rockefeller & Co. (April, 1988 to August, 1990); Director of Research, Rogers, Casey & Barksdale (Investment Research and Consulting) (November, 1983 to March, 1988); Director, New York Life Insurance Company (Institutional Mutual Funds) (since December, 1990). Her address is P.O. Box 9572, New Haven, Connecticut.

C. OSCAR MORONG, JR.; 60 -- Chairman of the Board of Trustees of the Trust; Managing Director, Morong Capital Management (since February, 1993); Senior Vice President and Investment Manager, CREF Investments, Teachers Insurance & Annuity Association (retired January, 1993). His address is 1385 Outlook Drive West, Mountainside, New Jersey.

WALTER E. ROBB, III; 69 -- President, Benchmark Advisors, Inc. (Corporate Financial Advisors) (since 1989); Trustee of certain registered investment companies in the MFS Family of Funds. His address is 35 Farm Road, Sherborn, Massachusetts.

E. KIRBY WARREN; 61 -- Professor of Management, Graduate School of Business, Columbia University (since 1987). His address is Columbia University, Graduate School of Business, 725 Uris Hall, New York, New York.

WILLIAM S. WOODS, JR.; 75 -- Vice President - Investments, Sun Company (retired, April, 1984). His address is 35 Colwick Road, Cherry Hill, New Jersey.


OFFICERS


PHILIP W. COOLIDGE; 44* -- President of the Trust; Chairman, Chief Executive Officer and President, Signature Financial Group, Inc., and The Landmark Funds Broker-Dealer Services, Inc. (since December, 1988).

DAVID G. DANIELSON; 30* -- Assistant Treasurer of the Trust; Assistant Manager, Signature Financial Group, Inc. since May 1991; Graduate Student, Northeastern University from April 1990 to March 1991.

JOHN R. ELDER; 47* -- Treasurer of the Trust; Vice President, Signature Financial Group, Inc. (since April 1995); Treasurer, Phoenix Family of Mutual Funds (Phoenix Home Life Mutual Insurance Company) (from 1983 to March 1995).

LINDA T. GIBSON; 30* -- Assistant Secretary of the Trust; Legal Counsel, Signature Financial Group, Inc. (since June 1991); law student, Boston University School of Law (from September 1989 to May 1992); Product Manager, Signature Financial Group, Inc. (January 1989 to September 1989).

JAMES S. LELKO; 30* -- Assistant Treasurer of the Trust; Assistant Manager, Signature Financial Group, Inc. since January 1993; Senior Tax Compliance Accountant, Putnam Companies since prior to Deccember 1992.

THOMAS M. LENZ; 37* -- Secretary of the Trust; Vice President and Associate General Counsel, Signature Financial Group, Inc. (since November 1989); Attorney, Ropes & Gray (September 1984 to November 1989).

MOLLY S. MUGLER; 44* -- Assistant Secretary of the Trust; Legal Counsel and Assistant Secretary, Signature Financial Group, Inc. (since December, 1988); Assistant Secretary, The Landmark Funds Broker-Dealer Services,
Inc. (since December, 1988).

BARBARA M. O'DETTE; 36* -- Assistant Treasurer of the Trust; Assistant Treasurer, Signature Financial Group, Inc. and The Landmark Funds Broker-Dealer Services, Inc. (since December, 1988).

ANDRES E. SALDANA; 33* -- Assistant Secretary of the Trust; Legal Counsel and Assistant Secretary Signature Financial Group, Inc. since November 1992; Attorney, Ropes & Gray from September 1990 to November 1992.

DANIEL E. SHEA; 33* -- Assistant Treasurer of the Trust; Assistant Manager of Fund Administration, Signature Financial Group, Inc. since November 1993; Supervisor and Senior Technical Advisor, Putnam Investments since prior to 1990.


         The Trustees and officers of the Trust also hold comparable positions with certain other funds for which LFBDS or an affiliate serves as the distributor or administrator.

                                           TRUSTEES COMPENSATION TABLE

                                            AGGREGATE COMPENSATION              TOTAL COMPENSATION FROM
              TRUSTEE                         FROM THE TRUST(1)                  TRUST AND COMPLEX(2)

H.B.Alvord                                         $9,325.30                          $40,000.00

Elliott J. Berv                                    $4,672.76                          $40,000.00

Philip W. Coolidge                                    0                                    0

Mark T. Finn                                       $4,249.81                          $40,000.00

Riley C. Gilley                                   $13,377.81                          $44,000.00

Diana R. Harrington                               $11,969.91                          $40,000.00

Susan B. Kerley                                   $11,969.91                          $40,000.00

C. Oscar Morong, Jr.                              $10,595.26                          $44,500.00

Walter E. Robb, III                                $5,361.40                          $44,500.00

E. Kirby Warren                                   $10,595.26                          $44,500.00

William S. Woods, Jr.                             $13,485.25                          $44,000.00
---------------------
(1) For the fiscal year ended August 31, 1995.
(2) Information relates to the fiscal year ended August 31, 1995. Messrs.
    Alvord, Berv, Coolidge, Finn, Gilley, Morong, Robb, Warren and Woods and
    Mses. Harrington and Kerley are trustees of 12, 12, 28, 14, 11, 12, 12, 12,
    11, 11 and 11 Funds, respectively, of the Landmark Family of Funds.

         As of December 15, 1995, all Trustees and officers as a group owned less than 1% of the Fund's outstanding shares. As of the same date, more than 95% of the outstanding shares of the Fund were held of record by Citibank, N.A. or an affiliate, as a Shareholder Servicing Agent of the Fund, for the accounts of their respective clients.


           The Declaration of Trust of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust unless, as to liability to the Trust or its investors, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts, by vote of a majority of disinterested Trustees of the Trust, or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

ADVISER

           Citibank manages the assets of the Trust pursuant to an investment advisory agreement (the "Advisory Agreement"). Subject to such policies as the Board of Trustees of the Trust may determine, the Adviser manages the securities of the Fund and makes investment decisions for the Fund. The Adviser furnishes at its own expense all services, facilities and personnel necessary in connection with managing the Fund's investments and effecting securities transactions for the Fund. The Advisory Agreement will continue in effect as long as its continuance is specifically approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund, and, in either case, by a majority of the Trustees of the Trust who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Advisory Agreement.

           The Advisory Agreement provides that the Adviser may render services to others. The Advisory Agreement is terminable without penalty on not more than 60 days' nor less than 30 days' written notice by the Trust when authorized either by a vote of a majority of the outstanding voting securities of the Fund or by a vote of a majority of the Board of Trustees of the Trust, or by the Adviser on not more than 60 days' nor less than 30 days' written notice, and will automatically terminate in the event of its assignment. The Advisory Agreement provides that neither the Adviser nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of security transactions for the Fund, except for willful misfeasance, bad faith or gross negligence or reckless disregard of its or their obligations and duties under the Advisory Agreement.


         The Prospectus contains a description of the fees payable to the Adviser for services under the Advisory Agreement. The Adviser has voluntarily agreed to waive a portion of the fees payable to it under the Advisory Agreement on a month-to-month basis. For the fiscal years ended August 31, 1993, August 31, 1994 and August 31, 1995, the fees payable to Citibank under the Advisory Agreement were $1,303,774, $1,265,739 and $1,405,747 (of which Citibank voluntarily waived $260,734, $255,742 and $242,164).


ADMINISTRATOR

         Pursuant to an Administrative Services Agreement (the "Administrative Services Agreement"), LFBDS provides the Trust with general office facilities and supervises the overall administration of the Trust, including, among other responsibilities, the negotiation of contracts and fees with, and the monitoring of performance and billings of, the independent contractors and agents of the Trust; the preparation and filing of all documents required for compliance by the Trust with applicable laws and regulations; and arranging for the maintenance of books and records of the Trust. The Administrator provides persons satisfactory to the Board of Trustees of the Trust to serve as Trustees and officers of the Trust. Such Trustees and officers may be directors, officers or employees of LFBDS or its affiliates.

         The Prospectus contains a description of the fees payable to the Administrator under the Administrative Services Agreement.


         For the fiscal years ended August 31, 1993, August 31, 1994 and August 31, 1995, the fees payable to LFBDS from the Fund under the Administrative Services Agreement and a prior administrative services agreement were $977,831, $949,304 and $1,054,310 (of which LFBDS voluntarily waived $3,763, $21,230 and $61,120).


         The Administrative Services Agreement with the Trust acknowledges that the names "Landmark" and "Landmark Funds" are the property of the Administrator and provides that if LFBDS ceases to serve as the Administrator of the Trust, the Trust and the Fund will change their respective names so as to delete the word "Landmark" or the words "Landmark Funds." The Administrative Services Agreement with the Trust also provides that LFBDS may render administrative services to others and may permit other investment companies in addition to the Trust to use the word "Landmark" or the words "Landmark Funds" in their names.

         The Administrative Services Agreement with the Trust continues in effect if such continuance is specifically approved at least annually by the Trust's Board of Trustees or by a vote of a majority of the outstanding voting securities of the Trust and, in either case, by a majority of the Trustees of the Trust who are not interested parties of the Trust or the Administrator. The Administrative Services Agreement with the Trust terminates automatically if it is assigned and may be terminated as to the Fund by the Trust without penalty by vote of a majority of the outstanding voting securities of the Fund or by either party on not more than 60 days' nor less than 30 days' written notice. The Administrative Services Agreement with the Trust also provides that neither the Administrator nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of the Trust, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the Administrative Services Agreement.

         The Administrator has agreed to reimburse the Fund for its operating expenses (exclusive of interest, taxes, brokerage, and extraordinary expenses) which in any year exceed the limits prescribed by any state in which the Fund's shares are qualified for sale. The expenses incurred by the Fund for distribution purposes pursuant to the Trust's Distribution Plan are included within such operating expenses only to the extent required by any state in which the Fund's shares are qualified for sale. The Trust may elect not to qualify the Fund's shares for sale in every state. The Trust believes that currently the most restrictive expense ratio limitation imposed by any state is 2 1/2% of the first $30 million of the Fund's average net assets for its then-current fiscal year, 2% of the next $70 million of such assets, and 1 1/2% of such assets in excess of $100 million. For the purpose of this obligation to reimburse expenses, the Fund's annual expenses are estimated and accrued daily, and any appropriate estimated payments will be made by the Administrator. Subject to the obligation of the Administrator to reimburse the Fund for its excess expenses as described above, the Trust has, under its Administrative Services Agreement, confirmed its obligation for payment of all other expenses of the Fund.

         LFBDS is a wholly-owned subsidiary of Signature Financial Group, Inc.

         Pursuant to a Sub-Administrative Services Agreement (the "Sub-Administrative Agreement"), Citibank performs such sub-administrative duties for the Trust as are from time to time agreed upon by Citibank and LFBDS. Citibank's sub-administrative duties may include providing equipment and clerical personnel necessary for maintaining the organization of the Trust, participation in preparation of documents required for compliance by the Trust with applicable laws and regulations, preparation of certain documents in connection with meetings of Trustees and shareholders of the Trust, and other functions which would otherwise be performed by the Administrator as set forth above. For performing such sub-administrative services, Citibank receives such compensation as is from time to time agreed upon by LFBDS and Citibank, not in excess of the amount paid to the Administrator for its services under the Administrative Services Agreement. All such compensation is paid by LFBDS.

DISTRIBUTOR

         The Trust, on behalf of the Fund, has adopted a Distribution Plan (the "Distribution Plan") in accordance with Rule 12b-1 under the 1940 Act after having concluded that there is a reasonable likelihood that the Distribution Plan will benefit the Fund and its shareholders. The Distribution Plan provides that the Trust shall pay a distribution fee to the Distributor at an annual rate not to exceed 0.10% of the Fund's average daily net assets for distribution of the Fund's shares (exclusive of any advertising expenses incurred by the Distributor in connection with the sale of shares of the Fund). The Distributor may use all or any portion of such fee to pay for Fund expenses of printing prospectuses and reports used for sales purposes, expenses of the preparation and printing of sales literature and other distribution-related expenses.

         The Trust is also permitted to pay the Distributor an additional fee not to exceed 0.10% per annum of the Fund's average daily net assets in anticipation of, or as reimbursement for, print or electronic media advertising expenses incurred in connection with the sale of shares of the Fund. No payments under the Distribution Plan are made to Shareholder Servicing Agents although Shareholder Servicing Agents receive payments under the Administrative Services Plan referred to below.

         The Distribution Plan continues in effect if such continuance is specifically approved at least annually by a vote of both a majority of the Trust's Trustees and a majority of the Trust's Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreement related to the Plan ("Qualified Trustees"). The Distribution Plan requires that the Trust and the Distributor shall provide to the Board of Trustees, and the Board of Trustees shall review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Distribution Plan. The Distribution Plan further provides that the selection and nomination of the Qualified Trustees is committed to the discretion of the disinterested Trustees (as defined in the 1940 Act) then in office. The Distribution Plan may be terminated with respect to the Fund at any time by a vote of a majority of the Trust's Qualified Trustees or by a vote of a majority of the outstanding voting securities of the Fund. The Distribution Plan may not be amended to increase materially the amount of the Fund's permitted expenses thereunder without the approval of a majority of the outstanding voting securities of the Fund and may not be materially amended in any case without a vote of the majority of both the Trustees and the Qualified Trustees. The Distributor will preserve copies of any plan, agreement or report made pursuant to the Distribution Plan for a period of not less than six years from the date of the Plan, and for the first two years the Distributor will preserve such copies in an easily accessible place.


         As contemplated by the Distribution Plan, LFBDS acts as the agent of the Fund in connection with the offering of shares of the Fund pursuant to a Distribution Agreement (the "Distribution Agreement"). After the prospectus and periodic reports have been prepared, set in type and mailed to existing shareholders, the Distributor pays for the printing and distribution of copies of the prospectuses and periodic reports which are used in connection with the offering of shares of the Fund to prospective investors. The Prospectus contains a description of fees payable to the Distributor under the Distribution Agreement. The Distributor has voluntarily agreed to waive a portion of the fees payable to it on a month-to-month basis. For the fiscal years ended August 31, 1993, August 31, 1994 and August 31, 1995, the fees payable to the Distributor from the Fund under the Distribution Agreement were $325,944, $316,435 and $351,437 (of which the Distributor voluntarily waived $256,970, $251,008 and $181,044). From the commencement of operations through August 31, 1995, no portion of such fees was applicable to print or electronic media advertising.


SHAREHOLDER SERVICING AGENTS, TRANSFER AGENT AND CUSTODIAN

         The Trust has adopted an Administrative Services Plan (the "Administrative Plan") which provides that the Trust may obtain the services of an administrator, a transfer agent, a custodian and one or more Shareholder Servicing Agents, and may enter into agreements providing for the payment of fees for such services. Under the Administrative Plan, the aggregate of the fee paid to the Administrator from the Fund, the fees paid to the Shareholder Servicing Agents from the Fund and the distribution fee paid from the Fund to the Distributor under the Distribution Plan may not exceed 0.60% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year. The Administrative Plan continues in effect if such continuance is specifically approved at least annually by a vote of both a majority of the Trust's Trustees and a majority of the Trust's Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Administrative Plan or in any agreement related to such Plan ("Qualified Trustees"). The Administrative Plan requires that the Trust provide to the Trust's Board of Trustees and the Trust's Board of Trustees review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Administrative Plan. The Administrative Plan may be terminated at any time with respect to the Fund by a vote of a majority of the Trust's Qualified Trustees or by a vote of a majority of the outstanding voting securities of the Fund. The Administrative Plan may not be amended to increase materially the amount of permitted expenses thereunder without the approval of a majority of the outstanding voting securities of the Fund and may not be materially amended in any case without a vote of the majority of both the Trust's Trustees and the Qualified Trustees.


         The Trust has entered into a shareholder servicing agreement (a "Servicing Agreement") with each Shareholder Servicing Agent and a Transfer Agency and Service Agreement and a Custodian Agreement with State Street Bank and Trust Company ("State Street") pursuant to which State Street acts as transfer agent and custodian and performs fund accounting services for the Trust. For additional information, including a description of fees paid to the Shareholder Servicing Agents under the Servicing Agreements, see "Shareholder Servicing Agents" and "Transfer Agent, Custodian and Fund Accountant" in the Prospectus. For the fiscal year ended August 31, 1995, the aggregate fees payable by the Fund to Shareholder Servicing Agents under the Administrative Services Plan were $2,811,494 (of which $1,054,310 was voluntarily waived).

                            6. PORTFOLIO TRANSACTIONS

         The Fund's purchases and sales of its portfolio securities usually are principal transactions. Portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases. The Fund does not anticipate paying brokerage commissions. Any transaction for which the Fund pays a brokerage commission will be effected at the best price and execution available. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.

         Allocation of transactions, including their frequency, to various dealers is determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of investors in the Fund rather than by any formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price.

         Investment decisions for the Fund will be made independently from those for any other account, series or investment company that is or may in the future become managed by the Adviser or its affiliates. If, however, the Fund and other investment companies, series or accounts managed by the Adviser are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by the Fund or the size of the position obtainable for the Fund. In addition, when purchases or sales of the same security for the Fund and for other investment companies or series managed by the Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

         No portfolio transactions are executed with the Adviser, or with any affiliate of the Adviser, acting either as principal or as broker.

             7. DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

         The Trust's Declaration of Trust permits the Trust's Board of Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (without par value) and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in that series. Each share of the series represents an equal proportionate interest in the series with each other share. Upon liquidation or dissolution of the Fund, the Fund's shareholders are entitled to share pro rata in the Fund's net assets available for distribution to its shareholders. The Trust reserves the right to create and issue additional series of shares, in which case the shares of each series would participate pro rata in the earnings, dividends and distribution of net assets of the particular series upon the liquidation or dissolution of the series. Shares of each series would be entitled to vote separately to approve advisory agreements or changes in investment policy, but shares of all series could vote together in the election or selection of Trustees and accountants for the Fund.

         Shareholders are entitled to one vote for each share held on matters on which they are entitled to vote. Shareholders in the Trust do not have cumulative voting rights, and shareholders owning more than 50% of the outstanding shares of the Trust may elect all of the Trustees of the Trust if they choose to do so and in such event the other shareholders in the Trust would not be able to elect any Trustee. The Trust is not required to and has no current intention to hold annual meetings of shareholders but the Trust will hold special meetings of shareholders when in the judgment of the Trust's Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have under certain circumstances (e.g., upon application and submission of certain specified documents to the Trustees by a specified number of shareholders) the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have the right to remove one or more Trustees without a meeting by a declaration in writing by a specified number of shareholders. No material amendment may be made to the Trust's Declaration of Trust without the affirmative vote of the holders of a majority of its outstanding shares.

         The Trust's Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series of the Trust, a Shareholder Servicing Agent may vote any shares of which it is the holder of record and for which it does not receive voting instructions proportionately in accordance with the instructions it receives for all other shares of which it is the holder of record. Shares have no preference, pre-emptive or conversion or similar rights. Shares, when issued, are fully paid and non-assessable, except as set forth below.

         The Trust may enter into a merger or consolidation, or sell all or substantially all of its assets, if approved by the vote of the holders of two-thirds of its outstanding shares voting as a single class, except that if the Trustees of the Trust recommend such sale of assets, merger or consolidation, the approval by a vote of the holders of a majority of the Trust's outstanding voting securities would be sufficient. The Trust may be terminated (i) by a vote of a majority of the outstanding voting securities of the Trust or (ii) by the Trustees by written notice to the shareholders of the Trust. If not so terminated, the Trust will continue indefinitely.

         Share certificates will not be issued.

         The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of the Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust shall maintain appropriate insurance (e.g., fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

         The Trust's Declaration of Trust further provides that obligations of the Trust are not binding upon the Trust's Trustees individually but only upon the property of the Trust and that the Trust's Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

                        8. CERTAIN ADDITIONAL TAX MATTERS

         The Fund has elected to be treated and intends to qualify each year as a "regulated investment company" under Subchapter M of the Code, by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of Fund distributions (as a percentage of both the Fund's overall income and its tax-exempt income), and the composition and holding period of the Fund's portfolio assets. Provided all such requirements are met and all of the Fund's net investment income and realized capital gains are distributed to shareholders in accordance with the timing requirements imposed by the Code, no federal income or excise taxes will be required to be paid by the Fund. If the Fund should fail to qualify as a regulated investment company for any year, the Fund would incur a regular corporate federal income tax upon its taxable income and Fund distributions would generally be taxable as ordinary dividend income to shareholders.

         The portion of the Fund's distributions of net investment income that is attributable to interest from tax-exempt securities will be designated by the Fund as an "exempt-interest dividend" under the Code and will generally be exempt from federal income tax in the hands of shareholders so long as at least 50% of the total value of the Fund's assets consists of tax-exempt securities at the close of each quarter of the Fund's taxable year. Distributions of tax-exempt interest earned from certain securities may, however, be treated as an item of tax preference for shareholders under the federal alternative minimum tax, and all exempt-interest dividends may increase a corporate shareholder's alternative minimum tax. Unless the Fund provides shareholders with actual monthly percentage breakdowns, the percentage of income designated as tax exempt will be applied uniformly to all distributions by the Fund of net investment income made during each fiscal year of the Fund and may differ from the percentage of distributions consisting of tax-exempt interest in any particular month. Shareholders are required to report exempt-interest dividends received from the Fund on their federal income tax returns.

         Because the Fund expects to earn primarily interest income, it is expected that no Fund distributions will qualify for the dividends-received deduction for corporations.

               9. INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS


         Deloitte & Touche LLP are the independent certified public accountants for the Fund, providing audit services and assistance and consultation with respect to the preparation of filings with the SEC.

         The audited financial statements of the Fund (Portfolio of Investments at August 31, 1995, Statement of Assets and Liabilities at August 31, 1995, Statement of Operations for the year ended August 31, 1995, Statement of Changes in Net Assets for each of the years ended August 31, 1995 and 1994, Financial Highlights for each of the years in the five-year period ended August 31, 1995, Notes to Financial Statements and Independent Auditor's Report), which are included in the Annual Report to Shareholders of the Fund, are incorporated by reference into this Statement of Additional Information and have been so incorporated in reliance upon the report of Deloitte & Touche LLP.


         A copy of the Annual Report accompanies this Statement of Additional Information.

                                    APPENDIX

                        ADDITIONAL INFORMATION CONCERNING
                         NEW YORK MUNICIPAL OBLIGATIONS


         The following information is a summary of special factors affecting investments in New York Municipal Obligations. The sources of payment for such obligations and the marketability thereof may be affected by financial or other difficulties experienced by New York State (the "State") and certain of its municipalities and public authorities. This information does not purport to be a complete description and is based on information from official statements relating to securities offerings of New York issuers. Landmark New York Tax Free Reserves is not responsible for the accuracy or timeliness of this information.


NEW YORK STATE


         The factors affecting New York State's financial condition are complex and the following description constitutes only a summary.

CURRENT ECONOMIC OUTLOOK

         The national economy began the current expansion in 1991 and has added over 7 million jobs since early 1992. However, the recession lasted longer in the State and the State's economic recovery has lagged behind the nation's. Although the State has added approximately 185,000 jobs since November 1992, employment growth in the State has been hindered during recent years by significant cutbacks in the computer and instrument manufacturing, utility, defense, and banking industries.

         The State Financial Plan is based on a projection by the State Division of the Budget ("DOB") of national and State economic activity. DOB forecasts that national economic growth will weaken, but not turn negative, during the course of 1995 before beginning to rebound by the end of the year. The overall rate of growth of the national economy during calendar year 1995 will be slightly below the "consensus" of a widely-followed survey of national economic forecasters. Growth in the real gross domestic product during 1995 is projected to be moderate (3.0 percent), with declines in defense spending and net exports more than offset by increases in consumption and investment. Continuing efforts by business and government to reduce costs are expected to exert a drag on economic growth. Inflation, as measured by the Consumer Price Index, is projected to remain about 3 percent due to moderate wage growth and foreign competition. Personal income and wages are projected to increase by about 6 percent or more.

         New York's economy is expected to continue to expand modestly during 1995, but it is anticipated that there will be a pronounced slow-down during the course of the year. Although industries that export goods and services abroad are expected to benefit from the lower dollar, growth will be slowed by government cutbacks at all levels. On an average annual basis, employment growth will be about the same as 1994. Both personal income and wages are expected to record moderate gains in 1995. Bonus payments in the securities industry are expected to increase from last year's depressed level.

         New York State's financial operations have improved during recent fiscal years. During the period 1989-90 through 1991-92, the State incurred General Fund operating deficits that were closed with receipts from the issuance of tax and revenue anticipation notes ("TRANs"). First, the national recession, and then the lingering economic slowdown in the New York and regional economy, resulted in repeated shortfalls in receipts and three budget deficits. For its 1992-93, 1993-94 and 1994-95 fiscal years, the State recorded balanced budgets on a cash basis, with substantial fund balances in 1992-93 and 1993-94, and a smaller fund balance in 1994-95 as described below.

1995-96 State Financial Plan

         The State issued the first of the three required quarterly updates (the "Financial Plan Update") to the 1995-96 cash-basis State Financial Plan on July 23, 1995. The Financial Plan Update reflects an analysis of actual receipts and disbursements in the first quarter of the fiscal year, and contains revised estimates of receipts and disbursements for the current fiscal year.

         The Financial Plan Update projects continued balance in the State's 1995-96 Financial Plan. The Financial Plan Update incorporates few revisions to the initial Financial Plan formulated on June 20, 1995, which reflected the enactment of the State's 1995-96 budget. General Fund receipts are projected to total $32.859 billion and General Fund disbursements are projected to total $32.804 billion.

1994-95 Fiscal Year

         New York State ended its 1994-95 fiscal year with the General Fund in balance. The closing fund balance of $158 million reflects $157 million in the Tax Stabilization Reserve Fund and $1 million in the Contingency Reserve Fund ("CRF"). The CRF was established in State Fiscal year 1993-94, funded partly with surplus moneys, to assist the State in financing the 1994-95 fiscal year costs of extraordinary litigation known or anticipated at that time; the opening fund balance in State fiscal year 1994-95 was $265 million. The $241 million change in the fund balance reflects the use of $264 million in the CRF as planned, as well as the required deposit of $23 million to the Tax Stabilization Reserve Fund. In addition, $278 million was on deposit in the tax refund reserve account. $250 million of which was deposited at the end of the State's 1994-95 fiscal year to continue the process of restructuring the State's cash flow as part of the Local Government Assistance Corporation ("LGAC") program.

         Compared to the State Financial Plan for 1994-95 as formulated on June 16, 1994, reported receipts fell short of original projections by $1.163 billion, primarily in the categories of personal income and business taxes. Of this amount, the personal income tax accounts for $800 million, reflecting weak estimated tax collections and lower withholding due to reduced wage and salary growth, more severe reductions in brokerage industry bonuses than projected earlier, and deferral of capital gains realizations in anticipation of potential Federal tax changes. Business taxes fell short by $373 million. primarily reflecting lower payments from banks as substantial overpayments of 1993 liability depressed net collections in the 1994-95 fiscal year. These shortfalls were offset by better performance in the remaining taxes, particularly the user taxes and fees, which exceeded projections by $210 million. Of this amount, $227 million was attributable to certain restatements for accounting treatment purposes pertaining to the CRF and LGAC; these restatements had no impact on balance in the General Fund.

         Disbursements were also reduced from original projections by $848 million. After adjusting for the net impact of restatements relating to the CRF and LGAC which raised disbursements by $38 million, the variance is $886 million. Well over two-thirds of this variance is in the category of grants to local governments, primarily reflecting the conservative nature of the original estimates of projected costs for social services and other programs. Lower education costs are attributable to the availability of $110 million in additional lottery proceeds and the use of LGAC bond proceeds.

         The spending reductions also reflect $188 million in actions initiated in January 1995 by the Governor to reduce spending to avert a potential gap in the 1994-95 State Financial Plan. These actions included savings from a hiring freeze, halting the development of certain services, and the suspension of non-essential capital projects. These actions, together with $71 million in other measures comprised the Governor's $259 million gap-closing plan, submitted to the Legislature in connection with the 1995-96 Executive Budget.

1993-94 Fiscal Year

         The State ended its 1993-94 fiscal year with a balance of $l.140 billion in the tax refund reserve account, $265 million in the CRF and $134 million in its Tax Stabilization Reserve Fund. These fund balances were primarily the result of an improving national economy, State employment growth, tax collections that exceeded earlier projections and disbursements that were below expectations. Deposits to the personal income tax refund reserve have the effect of reducing reported personal income tax receipts in the fiscal year when made and withdrawals from such reserve increase receipts in the fiscal year when made. The balance in the tax refund reserve account was used to pay taxpayer refunds.

         Of the $1.140 billion deposited in the tax refund reserve account, $l.026 billion was available for budgetary planning purposes in the 1994-95 fiscal year. The remaining $114 million was redeposited in the tax refund reserve account at the end of the State's 1994-95 fiscal year to continue the process of restructuring the State's cash flow as part of the LGAC program. The balance in the CRF was reserved to meet the cost of litigation facing the State in its 1994-95 fiscal year.

         Before the deposit of $1.l40 billion in the tax refund reserve account, General Fund receipts in 1993-94 exceeded those originally projected when the State Financial Plan for that year was formulated on April 16, 1993 by $1.002 billion. Greater-than-expected receipts in the personal income tax, the bank tax, the corporation franchise tax and the estate tax accounted for most of this variance, and more than offset weaker-than-projected collections from the sales and use tax and miscellaneous receipts. Collections from individual taxes were affected by various factors including changes in Federal business laws, sustained profitability of banks, strong performance of securities firms, and higher-than-expected consumption of tobacco products following price cuts.

         The higher receipts resulted, in part, because the New York economy performed better than forecasted. Employment growth started in the first quarter of the State's 1993-94 fiscal year, and, although this lagged behind the national economic recovery, the growth in New York began earlier than forecasted. The New York economy exhibited signs of strength in the service sector, in construction, and in trade. Long Island and the Mid-Hudson Valley continued to lag behind the rest of the State in economic growth. The DOB believes that approximately 100,000 jobs were added during the 1993-94 fiscal year.

         Disbursements and transfers from the General Fund were $303 million below the level projected in April 1993, an amount that would have been $423 million had the State not accelerated the payment of Medicaid billings, which in the April 1993 State Financial Plan were planned to be deferred into the 1994-95 fiscal year. Compared to the estimates included in the State Financial Plan formulated in April 1993, lower disbursements resulted from lower spending for Medicaid, capital projects, and debt service (due to refundings) and $114 million used to restructure the State's cash flow as part of the LGAC program. Disbursements were higher than expected for general support for public schools, the State share of income maintenance, overtime for prison guards, and highway snow and ice removal. The State also made the first of six required payments to the State of Delaware related to the settlement of Delaware's litigation against the State regarding the disposition of abandoned property receipts.

         During the 1993-94 fiscal year, the State also established and funded the CRF as a way to assist the State in financing the cost of litigation affecting the State. The CRF was initially funded with a transfer of $100 million attributable to the positive margin recorded in the 1992-93 fiscal year. In addition, the State augmented this initial deposit with $132 million in debt service savings attributable to the refinancing of State and public authority bonds during 1993-94. A year-end transfer of $36 million was also made to the CRF, which, after a disbursement for authorized fund purposes, brought the CRF balance at the end of 1993-94 to $265 million. This amount was $165 million higher than the amount originally targeted for this reserve fund.


         During the prior ten years, State-supported debt service increased by
5.8 percent annually to $2.239 billion by 1993-94 as available revenues increased by 5.1 percent annually. The relative comparable growth in revenues and debt service resulted in modest increases of 2.7 percent annually in the ratio of debt service to revenues from 1984-85 to 1993-94. The ratio is estimated to increase to over 6 percent as a result of the enacted budget.


         Principal and interest payments on general obligation bonds and interest payments on bond anticipation notes and on TRANSs were $782.5 million for the 1993-94 fiscal year, and are estimated to be $786.3 million for 1994-95. These figures do not include interest payable on State General Obligation Refunding Bonds issued in July 1992 ("Refunding Bonds") to the extent that such interest was paid from an escrow fund established with the proceeds of such Refunding Bonds. Principal and interest payments on fixed rate and variable rate bonds issued by LGAC were $239.9 million for 1994-95. State lease-purchase rental and contractual-obligation payments for 1993-94 (Other Financing Obligations), including State installment payments relate to certificates of participation, were $1.495 billion in 1994-95.

         Total outstanding State-related debt increased from $22.9 billion at the end of the 1984-85 fiscal year to $34.8 billion at the end of the 1993-94 fiscal year, an average annual increase of 4.26%. State-supported debt increased from $9.4 billion at the end of the 1984-85 fiscal year to $26.4 billion at the end of the 1993-94 fiscal year, an average annual increase of 10.86%. During the same ten year period, annual personal income in the State rose from $270.7 billion to $448.1 billion, as average annual increase of 5.17%. Thus, State-supported debt grew at a faster rate than personal income while State-related obligations grew at a slower rate. Expressed in other terms, the total amount of State-supported debt grew from 3.48% of personal income in the 1984-85 fiscal year to 5.9% for the 1993-94 fiscal year while State-related debt outstanding declined from 8.46% to 7.76% for the same period.


         The State has never defaulted on any of its general obligation indebtedness or its obligations under lease-purchase or contractual-obligation financing arrangements and has never been called upon to make any direct payments pursuant to its guarantees. There has never been a default on any moral obligation debt of any State public authority.


Rating Agencies Actions: As of October 1, 1995, Moody's and S&P assigned their municipal bond ratings of A and A-, respectively, to the State's general obligation bonds. Each such rating reflects only the views of the respective rating agency, and an explanation of the significance of such rating may be obtained from such rating agency. There is no assurance that such ratings will continue for any given period of time or that they will not be revised or withdrawn entirely by such rating agency if, in the judgment of such rating agency, circumstances so warrant. A downward revision or withdrawal of any such rating may have an adverse effect on the market price of the State's general obligation bonds.

PUBLIC AUTHORITIES

         The fiscal stability of the State is related, in part, to the fiscal stability of its public authorities, meaning public benefit corporations created pursuant to State law, other than local authorities. Public authorities are not subject to the constitutional restrictions on the incurrence of debt which apply to the State itself and may issue bonds and notes within the amounts, and as otherwise restricted by, their legislative authorization. The State's access to the public credit markets could be impaired, and the market price of its outstanding debt may be materially adversely affected, if any of its public authorities were to default on their respective obligations, particularly those using the financing techniques referred to as State-supported or State-related debt. As of September 30, 1994, the date of the latest data available, there were 18 public authorities that had outstanding debt of $100 million or more, and the aggregate outstanding debt, including refunding bonds, of these 18 public authorities was $70.3 billion. As of March 31, 1995, aggregate public authority debt outstanding as State-supported debt was $27.9 billion and as State-related debt was $36.1 billion.

         There are numerous public authorities, with various responsibilities, including those which finance, construct and/or operate revenue producing public facilities. Public authority operating expenses and debt service costs are generally paid by revenues generated by the projects financed or operated, such as tolls charged for the use of highways, bridges or tunnels, rentals charged for housing units, and charges for occupancy at medical care facilities.

         In addition, State legislation authorizes several financing techniques for public authorities. Also, there are statutory arrangements providing for State local assistance payments, otherwise payable to localities, to be made under certain circumstances to public authorities. Although the State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to public authorities under these arrangements if local assistance payments are so diverted, the affected localities could seek additional State assistance.

         Some authorities also receive money from State appropriations to pay for the operating costs of certain of their programs. As described below, the MTA receives the bulk of this money in order to carry out mass transit and commuter services.

METROPOLITAN TRANSPORTATION AUTHORITY

         The MTA oversees the operation of subway and bus lines in New York City by its affiliates, the New York City Transit Authority and the Manhattan and Bronx Surface Transit Operating Authority (collectively, the "TA"). The MTA operates certain commuter rail and bus lines in the New York Metropolitan area through MTA's subsidiaries the Long Island Rail Road Company, the Metro-North Commuter Railroad Company and the Metropolitan Suburban Bus Authority. In addition, the Staten Island Rapid Transit Operating Authority, an MTA subsidiary, operates a rapid transit line on Staten Island. Through its affiliated agency, the Triborough Bridge and Tunnel Authority (the "TBTA"), the MTA operates certain intrastate toll bridges and tunnels. Because fare revenues are not sufficient to finance the mass transit portion of these operations the MTA has depended, and will continue to depend, for operating support upon a system of State, local government and TBTA support, and, to the extent available, Federal operating assistance, including loans, grants and subsidies. If current revenue projections are not realized and/or operating expenses exceed current projections, the TA or commuter railroads may be required to seek additional State assistance, raise fares or take other actions.

         Since 1980, the State has enacted several taxes, including a surcharge on the profits of banks, insurance corporations and general business corporations doing business in the 12-county Metropolitan Transportation Region served by the MTA and a special one-quarter of 1 percent regional sales and use tax-that provide revenues for mass transit purposes, including assistance to the MTA. In addition, since 1987, State law has required that the proceeds of a one-quarter of 1 percent mortgage recording tax paid on certain mortgages in the Metropolitan Transportation Region be deposited in a special MTA fund for operating or capital expenses. Further, in 1993, the State dedicated a portion of certain additional State petroleum business tax receipts to fund operating or capital assistance to the MTA. For the 1995-96 State fiscal year, total State assistance to the MTA is estimated at approximately $ 1.1 billion.

         In 1993, State legislation authorized the funding of a five-year $9.56 billion MTA capital plan for the five-year period, 1992 through 1996 (the "1992-96 Capital Program"). The MTA has received approval of the 1992-96 Capital Program based on this legislation from the MTA Capital Program Review Board, as State law requires. This is the third five-year plan since the Legislature authorized procedures for the adoption, approval and amendment of a five-year plan in 1981 for a capital program designed to upgrade the performance of the MTA's transportation systems and to supplement, replace and rehabilitate facilities and equipment. The MTA, the TBTA and the TA are collectively authorized to issue an aggregate of $3.1 billion of bonds (net of certain statutory exclusions) to finance a portion of the 1992-96 Capital Program. The 1992-96 Capital Program was expected to be financed in significant part through dedication of the State petroleum business tax receipts referred to above. However, in December 1994 the proposed bond resolution based on such tax receipts was not approved by the MTA Capital Program Review Board. Further consideration of the resolution was deferred until 1995.

         There can be no assurance that all the necessary governmental actions for the 1992-96 Capital Program or future capital programs will be taken, that funding sources currently identified will not be decreased or eliminated, or that the 1992-96 Capital Program, or parts thereof, will not be delayed or reduced. If the Capital Program is delayed or reduced, ridership and fare revenues may decline, which could, among other things, impair the MTA's ability to meet its operating expenses without additional State assistance.

LOCALITIES

THE CITY OF NEW YORK

         The fiscal health of the State may also be affected by the fiscal health of the City, which has required and continues to require significant financial assistance from the State. The City depends on State aid both to enable the City to balance its budget and to meet its cash requirements. The City's has achieved balanced operating results for each of its fiscal years since 1981 as reported in accordance with the then-applicable GAAP standards.

Fiscal Oversight

         In response to the City's fiscal crisis in 1975, the State took action to assist the City in returning to fiscal stability. Among those actions, the State established the Municipal Assistance Corporation For The City of New York ("MAC") to provide financing assistance to the City; the New York State Financial Control Board (the "Control Board") to oversee the City's financial affairs; the Office of the State Deputy Comptroller for the City of New York ("OSDC") to assist the Control Board in exercising its powers and, responsibilities; and a "Control Period" which existed from 19'5 to 1986 during which the City was subject to certain statutorily-prescribed fiscal controls. Although the Control Board terminated the Control Period in 1986 when certain statutory conditions were met, thus suspending certain Control Board powers, the Control Board, MAC and OSDC continue to exercise various fiscal monitoring functions over the City, and upon the occurrence or "substantial likelihood and imminence" of the occurrence of certain events, including, but not limited to, a City operating budget deficit of more than $100 million, the Control Board is required by law to reimpose a Control Period. Currently, the City and its Covered Organizations (i.e., those which receive or may receive money from the City directly, indirectly or contingently) operate under a four-year financial plan (the "Financial Plan") which the City prepares annually and periodically updates. The City's Financial Plan includes its capital, revenue and expense projections and outlines proposed gap-closing programs for years with projected budget gaps.

         The City's projections set forth in the Financial Plan are based on various assumptions and contingencies, some of which are uncertain and may not materialize. Unforeseen developments and changes in major assumptions could significantly affect the City's ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements.

         The State could be affected by the ability of the City and certain Covered Organizations to market their securities successfully in the public credit markets. Future developments concerning the City or certain of the Covered Organizations, and public discussion of such developments, as well as prevailing market conditions and securities credit ratings, may affect the ability or cost to sell securities issued by the City or such Covered Organizations and may also affect the market for their outstanding securities.

Monitoring Agencies

         The staffs of OSDC, the Control Board and the City Comptroller issue periodic reports on the City's Financial Plans, as modified, analyzing forecasts of revenues and expenditures, cash flow, and debt service requirements, as well as compliance with the Financial Plan, as modified, by the City and its Covered Organizations. OSDC staff reports issued during the mid-1980's noted that the City's budgets benefited from a rapid rise in the City's economy, which boosted the City's collection of property, business and income taxes. These resources were used to increase the City's workforce and the scope of discretionary and mandated City services. Subsequent OSDC staff reports, including its periodic economic reports, examined the 1987 stock market crash and the 1989-92 recession, which affected the New York City region more severely than the nation, and these reports attributed an erosion of City revenues and increasing strain on City expenditures to that recession. According to a recent OSDC economic report, the City's economy was slow to recover from the recession and is expected to experience a weak employment situation, and moderate wage and income growth, during the 1995-96 period. Also, Financial Plan reports of OSDC, the Control Board, and the City Comptroller have variously indicated that many of the City's balanced budgets have been accomplished, in part, through the use of non-recurring resources, tax and fee increases, personnel reductions and additional State assistance; that the City has not yet brought its long-term expenditures in line with recurring revenues; that the City's proposed gap closing programs if implemented, would narrow future budget gaps; that these programs tend to rely heavily on actions outside the direct control of the City; and that the City is therefore likely to continue to face future projected budget gaps requiring the City to reduce expenditures and/or increase revenues. According to the most recent staff reports of OSDC, the Control Board and the City Comptroller during the four-year period covered by the current Financial Plan, the City is relying on obtaining substantial resources from initiatives needing approval and cooperation of its municipal labor unions, Covered Organizations, and City Council, as well as the State and Federal governments, among others, and there can be no assurance that such approval can be obtained. Copies of the most recent OSDC, Control Board and City Comptroller staff reports are available by contacting OSDC at 270 Broadway, 22nd Floor, New York, New York 10007, Attention: Deputy Comptroller; Control Board at 270 Broadway, 21st Floor, New York, New York, 10007, Attention: Executive Director, and the City Comptroller at Municipal Building, Room 517, One Centre Street, New York, NY 10007, Attention: Deputy Comptroller, Finance.

OTHER LOCALITIES

         Certain localities in addition to the City could have financial problems leading to requests for additional State assistance during the State's 1995-96 fiscal years and thereafter. The potential impact on the State of such requests by localities is not included in the projections of the State's receipts and disbursements for the State's 1995-96 fiscal year.

         Fiscal difficulties experienced by the City of Yonkers resulted in the re-establishment of the Financial Control Board for the City of Yonkers by the State in 1984. That Board is charged with oversight of the fiscal affairs of Yonkers. Future actions taken by the State to assist Yonkers could result in allocation of State resources in amounts that cannot yet be determined.

         Municipalities and school districts have engaged in substantial short-term and long-term borrowings. In 1993, the total indebtedness of all localities in the State other than New York City was approximately $17.7 billion. A small portion (approximately $105 million) of that indebtedness represented borrowing to finance budgetary deficits and was issued pursuant to State enabling legislation. State law requires the Comptroller to review and make recommendations concerning the budgets of those local government units other than New York City authorized by State law to issue debt to finance deficits during the period that such deficit financing is outstanding. Fifteen localities had outstanding indebtedness for deficit financing at the close of their fiscal year ending in 1993.

         From time to time, Federal expenditure reductions could reduce, or in some cases eliminate, Federal funding of some local programs and accordingly might impose substantial increased expenditure requirements on affected localities. If the State, the City or any of the public authorities were to suffer serious financial difficulties jeopardizing their respective access to the public credit markets, the marketability of notes and bonds issued by localities within the State could be adversely affected. Localities also face anticipated and potential problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Long-range potential problems of declining urban population, increasing expenditures and other economic trends could adversely affect localities and require increasing State assistance in the future.


LITIGATION


GENERAL

         The legal proceedings noted below involve State finances, State programs and miscellaneous tort, real property and contract claims in which the State is a defendant and the monetary damages sought are substantial. These proceedings could affect adversely the financial condition of the State in the 1995-96 fiscal year or thereafter.

         Adverse developments in these proceedings or the initiation of new proceedings could affect the ability of the State to maintain a balanced 1995-96 State Financial Plan. The State believes that the 1995-96 State Financial Plan includes sufficient reserves for the payment of judgments that may be required during the 1995-96 fiscal year. There can be no assurance, however, that an adverse decision in any of these proceedings would not exceed the amount of the 1995-96 State Financial Plan reserves for the payment of judgments and, therefore, could affect the ability of the State to maintain a balanced 1995-96 State Financial Plan. In its General Purpose Financial Statements, the State reports its estimated liability in subsequent fiscal years for awarded and anticipated unfavorable judgments.

         Although other litigation is pending against the State, except as described below, no current litigation involves the State's authority, as a matter of law, to contract indebtedness, issue its obligations. or pay such indebtedness when it matures, or affects the State's power or ability, as a matter of law, to impose or collect significant amounts of taxes and revenues.

         In addition to the proceedings noted below, the State is party to other claims and litigation which its legal counsel has advised are not probable of adverse court decisions. Although the amounts of potential losses, if any, are not presently determinable, it is the State's opinion that its ultimate liability in these cases is not expected to have a material adverse effect on the State's financial position in the 1995-96 fiscal year or thereafter.

STATE FINANCE POLICIES


Insurance Law


         Two cases challenge provisions of Section 2807-c of the Public Health Law, which impose a 13 percent surcharge on inpatient hospital bills paid by commercial insurers and employee welfare benefit plans, and portions of Chapter 55 of the Laws of 1992 which require hospitals to impose and remit to the State an 11 percent surcharge on hospital bills paid by commercial insurers and which require health maintenance organizations to remit to the State a surcharge of up to 9 percent. In The Travelers Insurance Company v. Cuomo, et al., commenced June 2, 1992, and The Health Insurance Association of America, et al. v. Chassin, et al., commenced July 20, 1992, both in the United States District Court for the Southern District of New York and consolidated, plaintiffs allege that the surcharges are preempted by Federal law. By decision dated April 26, 1995, the United States Supreme Court upheld the surcharges as not preempted by Federal law.

         In Trustees of and The Pension, Hospitalization Benefit Plan of the Electrical Industry, et al. v. Cuomo, et al., commenced November 25, 1992 in the United States District Court for the Eastern District of New York, plaintiff employee welfare benefit plans seek a declaratory judgment nullifying on the ground of Federal preemption provisions of Section 2807-c of the Public Health Law and implementing regulations which impose a bad debt and charity care allowance on all hospital bills and a 13 percent surcharge on inpatient bills paid by employee welfare benefit plans.

Tax Law

         Aspects of petroleum business taxes are the subject of administrative claims and litigation (e.g., Tug Buster Bouchard, et al. v. Wetzler, Supreme Court, Albany County, commenced November 13, 1992). In Tug Buster Bouchard, petitioner corporations. which purchase fuel out of State and consume such fuel within the State, contend that the assessment of the petroleum business tax pursuant to Tax Law ss.301 to such fuel violates the Commerce Clause of the United States Constitution. Petitioners contend that the application of Section 301 to the interstate transaction but not to purchasers who purchase and consume fuel within the State discriminates against interstate commerce.

STATE PROGRAMS

Medicaid

         Several cases challenge the rationality and the retroactive application of State regulations recalibrating nursing home Medicaid rates. Following invalidation of such previous regulations by the Court of Appeals, the State Department of Health in 1991 promulgated new recalibration regulations. 10 NYCRR ss.86-2.31(a) and (b), for 1989-1991 and 1992 and subsequent rate years. respectively. In Matter of New York Association of Homes and Services for the Aging, Inc. v. Commissioner (Supreme Court, Albany County; Index No. 4885-92), by decision dated June 30, 1994, the Court of Appeals held invalid the Department's retroactive application to rate years 1989 through 1991 of the nursing home Medicaid reimbursement rate recalibration adjustment set forth in 10 NYCRR ss.86-2.31(a). Matter of New York Association of Homes and Services for the Aging, Inc. v. Commissioner (Supreme Court Albany County; Index No. 4370-92), challenges the new recalibration regulations for rate years commencing 1992, and is pending.

         In Matter of New York State Health Facilities Association, Inc., et al.
v. Axelrod, Supreme Court, Albany County, commenced 1990, petitioner nursing homes challenge regulations of the State Department of Health, 10 NYCRR ss.86-2.10 (c) and (d), which reduce base prices for the direct and indirect components of Medicaid reimbursement for rate years commencing 1989.

         In a consolidated action commenced in 1992, Medicaid recipients and home health care providers and organizations challenge promulgation by the State Department of Social Services ("DSS") in June 1992 of a home assessment resource review instrument ("HARRI"), which is to be used by DSS to determine eligibility for and the nature of home care services for Medicaid recipients, and challenge the policy of DSS of limiting reimbursable hours of service until a patient is assessed using the HARRI (Dowd, et al. v. Bane, Supreme Court, New York County).

Office of Mental Health Patient-Care Costs

         Two actions, Balzi, et al. v. Surles, et al., commenced in November 1985 in the United States District Court for the Southern District of New York, and Brogan, et al. v. Sullivan, et al., commenced in May 1990 in the United States District Court for the Western District of New York, now consolidated, challenge the practice of using patients' Social Security benefits for the costs of care of patients of State Office of Mental Health facilities.

Shelter Allowance

         In an action commenced in March 1987 against State and New York City officials (Jiggetts, et al. v. Bane, et al.). plaintiffs allege that the shelter allowance granted to recipients of public assistance is not adequate for proper housing.

CONTRACT AND TORT CLAIMS

Cogeneration Facility

         In Inter-Power of New York, Inc. v. State of New York, commenced November 16, 1994 in the Court of Claims, plaintiff alleges that by reason of the failure of the State's Department of Environmental Conservation to provide in a timely manner accurate and complete data, plaintiff was unable to complete by the projected completion date a cogeneration facility, and thereby suffered damages.

RACIAL SEGREGATION

         In an action commenced in 1985 (United States, et al. v. Yonkers Board of Education. et al.), the United States District Court for the Southern District of New York found that Yonkers and its public schools were intentionally segregated. Yonkers enacted an "education improvement plan" which was adopted in 1986. Plaintiffs allege that defendants have not fulfilled their responsibility to alleviate the segregation. On January 19, 1989 the State Education Department and the New York State Urban Development Corporation were added as defendants.

REAL PROPERTY CLAIMS

Indian Land Claims

         On March 4, 1985 in Oneida Indian Nation of New York, et al. v. County of Oneida, the United States Supreme Court affirmed a judgment of the United States Court of Appeals for the Second Circuit holding that the Oneida Indians have a common-law right of action against Madison and Oneida Counties for wrongful possession of 872 acres of land illegally sold to the State in 1795. At the same time, however, the Court reversed the Second Circuit by holding that a third-party claim by the counties against the State for indemnification was not properly before the Federal courts. The case was remanded to the District Court for an assessment of damages, which action is still pending. The counties may still seek indemnification in the State courts.

         Several other actions involving Indian claims to land in upstate New York are also pending. Included are Cayuga Indian Nation of New York v. Cuomo, et al., and Canadian St. Regis Band of Mohawk Indians, et al. v. State of New York, et al., both in the United States District Court for the Northern District of New York. The Supreme Court's holding in Oneida Indian Nation of New York may impair or eliminate certain of the State's defenses to these actions but may enhance others.

RETIREMENT SYSTEM

         In McCall. et al. v. State of New York. et al., commenced July 5, 1995 (Supreme Court, Albany County), an action for a declaratory judgment and injunctive relief, plaintiffs (including the State Comptroller) contend that certain provisions of Ch. 119 L. 1995 are unconstitutional. Ch. 119 L. 1995 provides enhanced supplemental pension allowances for members of the State and local retirement systems. Plaintiffs contend that Section 13 of Ch. 119 L. 1995, which provides that money in a Supplemental Reserve Fund shall be used as a credit in the State's 1995-96 fiscal year against prior State and local pension contributions, violates Article V ss.7 of the State Constitution. The constitutional provision bars the diminishment or impairment of benefits of membership in the retirement systems.

                          SHAREHOLDER SERVICING AGENTS


FOR CITIBANK NEW YORK RETAIL BANKING AND
BUSINESS AND PROFESSIONAL CUSTOMERS:
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(212) 564-3456 or (800) 846-5300


FOR CITIGOLD CLIENTS:
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Call Your Citigold Executive or, in NY or CT (800) 285-1701,
or for all other states, (800) 285-1707

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The Citibank Private Bank
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Call Your Citibank Private Banking Account Officer,
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


LANDMARK NEW YORK TAX FREE RESERVES


TRUSTEES AND OFFICERS
C. Oscar Morong, Jr., Chairman
Philip W. Coolidge, President*
H.B. Alvord
Elliott J. Berv
Mark T. Finn
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
Walter E. Robb, III
E. Kirby Warren
William S. Woods, Jr.

SECRETARY
Thomas M. Lenz*

TREASURER
John R. Elder*


*Affiliated Person of Administrator and Distributor
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INVESTMENT ADVISER
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
The Landmark Funds Broker-Dealer Services, Inc.
6 St. James Avenue, Boston, MA 02116
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company 225 Franklin
Street, Boston, MA 02110

AUDITORS
Deloitte & Touche LLP
125 Summer Street, Boston, MA  02110

LEGAL COUNSEL
Bingham, Dana & Gould
150 Federal Street, Boston, MA 02110
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SHAREHOLDER SERVICING AGENTS
(See Inside of Cover)

                                                                    STATEMENT OF
                                                          ADDITIONAL INFORMATION
                                                                 January 2, 1996

LANDMARK CONNECTICUT TAX FREE RESERVES
(A member of the LandmarkSM Family of Funds)

         Landmark Connecticut Tax Free Reserves (the "Fund") is a separate series of Landmark Multi-State Tax Free Funds (the "Trust"). The address and telephone number of the Trust are 6 St. James Avenue, Boston, Massachusetts 02116, (617) 423-1679.

         FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, CITIBANK, N.A. OR ANY OF ITS AFFILIATES, ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

Table of Contents                                                           Page


The Fund                                                                       2
Investment Objectives, Policies and
  Restrictions                                                                 2
Performance Information                                                       14
Determination of Net Asset Value                                              15
Management                                                                    17
Portfolio Transactions                                                        24
Description of Shares, Voting Rights
  and Liabilities                                                             25
Certain Additional Tax Matters                                                26
Independent Accountants and Financial
  Statements                                                                  27
Appendix                                                                      28

         This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the Fund's Prospectus, dated January 2, 1996, by which shares of the Fund are offered. This Statement of Additional Information should be read in conjunction with the Prospectus, a copy of which may be obtained by an investor without charge by contacting the Fund's Distributor (see back cover for address and phone number).


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

                                   1. THE FUND


         The Trust is a no-load, non-diversified, open-end management investment company which was organized as a business trust under the laws of the Commonwealth of Massachusetts on August 30, 1985. The Trust was known as "Landmark New York Tax Free Reserves" until its name was changed on December 18, 1991. Shares of the Trust are divided into three separate series, one of which, the Fund, is described in this Statement of Additional Information. References in this Statement of Additional Information to the Prospectus are to the Prospectus, dated January 2, 1996, of the Fund by which shares of the Fund are offered.


         The Fund is a type of mutual fund commonly referred to as a "double tax-exempt money market fund." The net asset value of each of the Fund's shares is expected to remain constant at $1.00, although there can be no assurance that this will be so on a continuing basis. (See "Determination of Net Asset Value.")

         Citibank, N.A. ("Citibank" or the "Adviser") is the investment adviser to the Fund. The Adviser manages the investments of the Fund from day to day in accordance with the Fund's investment objectives and policies. The selection of investments for the Fund, and the way they are managed, depend on the conditions and trends in the economy and the financial marketplaces.

         The Landmark Funds Broker-Dealer Services, Inc. ("LFBDS" or the "Administrator"), the administrator of the Trust, supervises the overall administration of the Trust. The Board of Trustees of the Trust provides broad supervision over the affairs of the Trust. Shares of the Fund are continuously sold by LFBDS, the Fund's distributor (the "Distributor"), only to investors who are customers of a financial institution, such as a federal or state-chartered bank, trust company, savings and loan association or savings bank, or a securities broker, that has entered into a shareholder servicing agreement with the Trust (collectively, "Shareholder Servicing Agents"). Although shares of the Fund are sold without a sales load, LFBDS may receive a fee from the Fund pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act").

               2. INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

                              INVESTMENT OBJECTIVES

         The investment objectives of the Fund are to provide its shareholders with high levels of current income exempt from federal and Connecticut personal income taxes, preservation of capital and liquidity.

         The investment objectives of the Fund may not be changed without approval by the Fund's shareholders. Of course, there can be no assurance that the Fund will achieve its investment objectives.

                               INVESTMENT POLICIES

         The Fund seeks its investment objectives by investing primarily in short-term, high quality fixed rate and variable rate obligations issued by or on behalf of the State of Connecticut and other states, territories and possessions of the United States and their authorities, agencies, instrumentalities and political subdivisions, the interest on which is exempt from federal income taxes, including participation interests in such obligations issued by banks, insurance companies or other financial institutions. (These securities, whether or not the interest thereon is subject to the federal alternative minimum tax, are referred to herein as "Municipal Obligations").

         Dividends paid by the Fund which are treated as exempt-interest dividends for federal income tax purposes, to the extent derived from interest income on tax-exempt obligations issued by or on behalf of the State of Connecticut, its political subdivisions, or public instrumentalities, state or local authorities, districts or similar public entities created under Connecticut law, and obligations of Puerto Rico, other U.S. territories and their political subdivisions ("Connecticut Municipal Obligations"), will be exempt from federal and Connecticut personal income taxes. To the extent acceptable Connecticut Municipal Obligations are not available for investment, the Fund may purchase Municipal Obligations issued by other states, their agencies and instrumentalities, the interest income on which will be exempt from federal income tax but will be subject to Connecticut personal income taxes.

         In determining the tax status of interest on Municipal Obligations and Connecticut Municipal Obligations, the Adviser relies on opinions of bond counsel who may be counsel to the issuer.

         Under normal circumstances, the Fund invests at least 65% of its assets in Connecticut Municipal Obligations, although the exact amount of the Fund's assets invested in such securities varies from time to time. Although the Fund attempts to invest 100% of its assets in Municipal Obligations, the Fund may invest up to 20% of its total assets in securities the interest income on which is subject to federal, state and local income tax or the federal alternative minimum tax. The Fund may invest more than 25% of its assets in participation interests issued by banks in industrial development bonds and other Municipal Obligations. In view of this possible "concentration" in bank participation interests, an investment in the Fund should be made with an understanding of the characteristics of the banking industry and the risks which such an investment may entail. (See "Variable Rate Instruments and Participation Interests" hereafter.) Uninvested cash reserves may be held temporarily for the Fund pending investment. The Fund's investments may include "when-issued" or "forward delivery" Municipal Obligations, stand-by commitments and taxable repurchase agreements.

         The Trust's Board of Trustees has determined that the term "high quality" means Municipal Obligations which at the time of purchase are rated within the AAA or AA categories by Standard & Poor's Rating Group ("Standard & Poor's") or Fitch Investors Service, Inc. ("Fitch") or within the Aaa or Aa categories by Moody's Investors Service, Inc. ("Moody's") in the case of bonds; MIG 1/VMIG 1 or MIG 2/VMIG 2 by Moody's, SP-1+, SP-1 or SP-2 by Standard & Poor's or F-1+, F-1 or F-2 by Fitch in the case of notes; A-1+, A-1 or A-2 by Standard & Poor's or Prime-1, Prime-2 by Moody's or F-1+, F-1 or F-2 by Fitch, in the case of tax-exempt commercial paper; or which are unrated but are determined to be of comparable quality by or on behalf of the Trust's Board of Trustees on the basis of a credit evaluation of the obligor or of the bank issuing a participation interest, letter of credit or guarantee, or insurance policy issued in support of the Municipal Obligations or participation interests. (See "Variable Rate Instruments and Participation Interests" below.) Such instruments may produce a lower yield than would be available from less highly rated instruments. The Trust's Board of Trustees has determined that Municipal Obligations which are backed by the full faith and credit of the U.S. Government will be considered to have a rating equivalent to Moody's Aaa. (See "Ratings of Municipal Obligations" in Appendix B to the Prospectus.)

         All of the Fund's investments mature or are deemed to mature within 397 days from the date of acquisition and the average maturity of the investments in the Fund's portfolio (on a dollar-weighted basis) is 90 days or less. The maturities of variable rate instruments held in the Fund's portfolio are deemed to be the longer of the period remaining until the next interest rate adjustment or the period until the Fund would be entitled to payment pursuant to demand rights, a letter of credit, guarantee or insurance policy or a right to tender or put the instrument, although the stated maturities may be in excess of 397 days. (See "Variable Rate Instruments and Participation Interests" below.)

         As a non-diversified investment company, the Fund is not subject to any statutory restrictions under the 1940 Act with respect to limiting the investment of its assets in one or relatively few issuers. This concentration may present greater risks than in the case of a diversified company. However, the Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code. In order so to qualify under current law, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's total assets must be represented by cash, U.S. Government securities, investment company securities and other securities limited in respect of any one issuer (or two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses or related businesses) to not more than 5% in value of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer. In addition, and again under current law, at the close of each quarter of its taxable year, not more than 25% in value of the Fund's total assets may be invested in securities of one issuer other than U.S.
Government securities.

         For a general discussion of Municipal Obligations and an explanation of the ratings of Municipal Obligations by Moody's, Standard & Poor's and Fitch, see Appendix A and B to the Fund's Prospectus. For a comparison of yields on such Municipal Obligations and taxable securities, see the "Taxable Equivalent Yield Tables" in Appendix C to the Prospectus.

         Except as stated below, the Fund's investment policies are not fundamental and may be changed by the Board of Trustees of the Trust without approval by the Fund's shareholders. As a fundamental policy, the Fund invests at least 80% of its assets, under normal circumstances, in:

         (1) Municipal bonds with remaining maturities of 397 days or less that are rated at the date of purchase within the Aaa or Aa categories by Moody's or within the AAA or AA categories by Standard & Poor's or Fitch and present a minimal credit risk as determined by the Board of Trustees or the Adviser on its behalf or, if not rated by any of these rating agencies, are of comparable quality as determined by the Adviser on the basis of the credit evaluation of the obligor on the bonds or of the bank issuing a participation interest or guarantee or of any insurance policy issued in support of the bonds or the participation interests.

         (2) Municipal notes with remaining maturities of 397 days or less that are rated at the date of purchase MIG 1/VMIG 1 or MIG 2/VMIG 2 by Moody's, SP-1+, SP-1 or SP-2 by Standard & Poor's or F-1+,F-1 or F-2 by Fitch and present a minimal credit risk as determined by the Board of Trustees or the Adviser on its behalf or, if not rated by any of these rating agencies, are of comparable quality as determined by the Adviser. The principal kinds of municipal notes are tax and revenue anticipation notes, tax anticipation notes, bond anticipation notes and revenue anticipation notes. Notes sold in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuing municipality or agency. The Fund's investments may be concentrated in municipal obligations of Connecticut issuers.

         (3) Municipal commercial paper that is rated Prime-1 or Prime-2 by Moody's, A-1+, A-1 or A-2 by Standard & Poor's or F-1+, F-1 or F-2 by Fitch and presents a minimal credit risk as determined by the Board of Trustees or the Adviser on its behalf or, if not rated by any of these rating agencies, is of comparable quality as determined by the Adviser. Issues of municipal commercial paper typically represent very short-term, unsecured, negotiable promissory notes. These obligations are often issued to meet seasonal working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases municipal commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions which may be called upon in the event of default by the issuer of the commercial paper.

         Subsequent to its purchase by the Fund, a rated Municipal Obligation may cease to be rated or its rating may be reduced below the minimum required for purchase for the Fund. Neither event will require sale of such Municipal Obligation by the Fund (other than variable rate instruments which must be sold if they are not "high quality"), but the Adviser will consider such event in determining whether the Fund should continue to hold the Municipal Obligation. To the extent that the ratings given to the Municipal Obligations or other securities held by the Fund are altered due to changes in either the Moody's or Standard & Poor's rating systems (see Appendix B to the Prospectus for an explanation of these ratings systems), the Adviser will adopt such changed ratings as standards for its future investments in accordance with the investment policies contained in the Prospectus. Certain Municipal Obligations issued by instrumentalities of the U.S. Government are not backed by the full faith and credit of the U.S. Treasury but only by the creditworthiness of the instrumentality. The Trust's Board of Trustees has determined that any Municipal Obligation that depends directly, or indirectly through a government insurance program or other guarantee, on the full faith and credit of the U.S. Government will be considered to have a rating in the highest category. Where necessary to ensure that the Municipal Obligations are of "high quality" (i.e., within the two highest ratings assigned by any major rating service), or where the obligations are not freely transferable, the Fund will require that the obligation to pay the principal and accrued interest be backed by an unconditional irrevocable bank letter of credit, a guarantee, insurance policy or other comparable undertaking of an approved financial institution.

         The Fund may invest 25% or more of its assets in securities that are related in such a way that an economic, business or political development or change affecting one of the securities would also affect the other securities including, for example, securities the interest upon which is paid from revenues of similar type projects, or securities the issuers of which are located in the same state.

VARIABLE RATE INSTRUMENTS AND PARTICIPATION INTERESTS

         Variable rate instruments that the Fund may purchase are tax-exempt Municipal Obligations (including municipal notes and municipal commercial paper) that provide for a periodic adjustment in the interest rate paid on the instrument and permit the holder to receive payment upon a specified number of days' notice of the unpaid principal balance plus accrued interest either from the issuer or by drawing on a bank letter of credit, a guarantee or an insurance policy issued with respect to such instrument or by tendering or "putting" such instrument to a third party.

         The variable rate instruments in which the Fund's assets may be invested are payable upon a specified period of notice which may range from one day up to one year. The terms of the instruments provide that interest rates are adjustable at intervals ranging from daily to up to one year and the adjustments are based upon the prime rate of a bank or other appropriate interest rate adjustment index as provided in the respective instruments. The Fund will decide which variable rate instruments it will purchase in accordance with procedures prescribed by the Board of Trustees to minimize credit risks. An unrated variable rate instrument may be determined to meet the Fund's high quality criteria if it is backed by a letter of credit or guarantee or a right to tender or put the instrument to a third party or is insured by an insurer that meets the high quality criteria for the Fund discussed above or on the basis of a credit evaluation of the underlying obligor. If the credit of the obligor is of "high quality," no credit support from a bank or other financial institution will be necessary. Each unrated variable rate instrument will be evaluated on a quarterly basis to determine that it continues to meet the Fund's high quality criteria. If an instrument is ever deemed to be of less than high quality, the Fund either will sell it in the market or exercise the liquidity feature described below.

         Variable rate instruments in which the Fund may invest its assets may include participation interests in variable rate, Municipal Obligations owned by a bank, insurance company or other financial institution or affiliated organizations. Although the rate of the underlying Municipal Obligations may be fixed, the terms of the participation interest may result in the Fund receiving a variable rate on its investment. A participation interest gives the Fund an undivided interest in the Municipal Obligation in the proportion that the Fund's participation bears to the total principal amount of the Municipal Obligation and provides the liquidity feature. Each participation may be backed by an irrevocable letter of credit or guarantee of, or a right to put to, a bank (which may be the bank issuing the participation interest, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the participation interest) or insurance policy of an insurance company that has been determined by or on behalf of the Board of Trustees of the Trust to meet the prescribed quality standards of the Fund. The Fund has the right to sell the participation interest back to the institution or draw on the letter of credit or insurance after a specified period of notice, for all or any part of the full principal amount of the Fund's participation in the security, plus accrued interest. The Fund intends to exercise the liquidity feature only (1) upon a default under the terms of the bond documents, (2) as needed to provide liquidity to the Fund in order to make redemptions of Fund shares, or (3) to maintain a high quality investment portfolio. In some cases, this liquidity feature may not be exercisable in the event of a default on the underlying Municipal Obligations; in these cases, the underlying Municipal Obligations must meet the Fund's high credit standards at the time of purchase of the participation interest. Issuers of participation interests will retain a service and letter of credit fee and a fee for providing the liquidity feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the participations were purchased by the Fund. The total fees generally range from 5% to 15% of the applicable prime rate or other interest rate index. With respect to insurance, the Fund will attempt to have the issuer of the participation interest bear the cost of the insurance, although the Fund retains the option to purchase insurance if necessary, in which case the cost of insurance will be an expense of the Fund subject to the expense limitation of 2 1/2% of the first $30 million of the Fund's average net assets, 2% of the next $70 million and 1 1/2% of the Fund's average net assets in excess of $100 million. The Adviser has been instructed by the Trust's Board of Trustees to monitor continually the pricing, quality and liquidity of the variable rate instruments held by the Fund, including the participation interests, on the basis of published financial information and reports of the rating agencies and other bank analytical services to which the Fund may subscribe. Although participation interests may be sold, the Fund intends to hold them until maturity, except under the circumstances stated above.

         In view of the "concentration" of the Fund in bank participation interests in Municipal Obligations secured by bank letters of credit or guarantees, an investment in the Fund should be made with an understanding of the characteristics of the banking industry and the risks which such an investment may entail. Banks are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments which may be made and interest rates and fees which may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operation of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations under a letter of credit.

         Periods of high inflation and periods of economic slowdown, together with the fiscal measures adopted to attempt to deal with them, have brought wide fluctuations in interest rates. When interest rates rise, the value of fixed income securities generally falls, and vice versa. While this is true for variable rate instruments generally, the variable rate nature of the underlying instruments should minimize these changes in value. Accordingly, as interest rates decrease or increase, the potential for capital appreciation and the risk of potential capital depreciation is less than would be the case with a portfolio of fixed income securities. Because the adjustment of interest rates on the variable rate instruments is made in relation to movements of various interest rate adjustment indices, the variable rate instruments are not comparable to long-term fixed rate securities. Accordingly, interest rates on the variable rate instruments may be higher or lower than current market rates for fixed rate obligations of comparable quality with similar maturities.

         Because of the variable rate nature of the instruments, when prevailing interest rates decline the Fund's yield will decline and its shareholders will forego the opportunity for capital appreciation. On the other hand, during periods when prevailing interest rates increase, the Fund's yield will increase and its shareholders will have reduced risk of capital depreciation.

         For purposes of determining whether a variable rate instrument held by the Fund matures within 397 days from the date of its acquisition, the maturity of the instrument will be deemed to be the longer of (1) the period required before the Fund is entitled to receive payment of the principal amount of the instrument after notice or (2) the period remaining until the instrument's next interest rate adjustment, except that an instrument issued or guaranteed by the U.S. Government or any agency thereof shall be deemed to have a maturity equal to the period remaining until the next adjustment of the interest rate. The maturity of a variable rate instrument will be determined in the same manner for purposes of computing the Fund's dollar-weighted average portfolio maturity.

"WHEN-ISSUED"  SECURITIES

         New issues of certain Municipal Obligations frequently are offered on a "when-issued" or "forward delivery" basis. The payment obligation and the interest rate that will be received on the Municipal Obligations are each fixed at the time the buyer enters into the commitment although settlement, i.e., delivery of and payment for the Municipal Obligations, takes place beyond customary settlement time (but normally within 45 days after the date of the Fund's commitment to purchase). Although the Fund will only make commitments to purchase "when-issued" or "forward delivery" Municipal Obligations with the intention of actually acquiring them, the Fund may sell these securities before the settlement date if deemed advisable by the Adviser.

         Municipal Obligations purchased on a "when-issued" or "forward delivery" basis and the securities held in the Fund's portfolio are subject to changes in value based upon the public's perception of the credit-worthiness of the issuer and changes, real or anticipated, in the level of interest rates. The value of these Municipal Obligations and securities generally change in the same way, that is, both experience appreciation when interest rates decline and depreciation when interest rates rise. Purchasing Municipal Obligations on a "when-issued" or "forward delivery" basis can involve a risk that the yields available in the market on the settlement date may actually be higher or lower than those obtained in the transaction itself. A separate account of the Fund consisting of cash or liquid debt securities equal to the amount of the "when-issued" or "forward delivery" commitments will be established at the Fund's custodian bank. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market value. If the market value of such securities declines, additional cash or highly liquid securities will be placed in the account daily so that the value of the account will equal the amount of the Fund's commitments. On the settlement date of the "when-issued" or "forward delivery" securities, the Fund's obligations will be met from then-available cash flow, sale of securities held in the separate account, sale of other securities or, although not normally expected, from sale of the "when-issued" or "forward delivery" securities themselves (which may have a value greater or lesser than the Fund's payment obligations). Sale of securities to meet such obligations may result in the realization of capital gains or losses, which are not exempt from federal income tax.

STAND-BY COMMITMENTS

         When the Fund purchases Municipal Obligations it may also acquire stand-by commitments from banks with respect to such Municipal Obligations. The Fund also may acquire stand-by commitments from broker-dealers. Under the stand-by commitment, a bank or broker-dealer agrees to purchase at the Fund's option a specified Municipal Obligation at a specified price. A stand-by commitment is the equivalent of a "put" option acquired by the Fund with respect to a particular Municipal Obligation held in the Fund's portfolio.

         The amount payable to the Fund upon the exercise of a stand-by commitment normally would be (1) the acquisition cost of the Municipal Obligation (excluding any accrued interest paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the security, plus (2) all interest accrued on the security since the last interest payment date during the period the security was owned by the Fund. Absent unusual circumstances relating to a change in market value, the Fund would value the underlying Municipal Obligation at amortized cost. Accordingly, the amount payable by a bank or dealer during the time a stand-by commitment is exercisable would be substantially the same as the market value of the underlying Municipal Obligation. The Fund values stand-by commitments at zero for purposes of computing the value of its net assets.

         The stand-by commitments that the Fund may enter into are subject to certain risks, which include the ability of the issuer of the commitment to pay for the securities at the time the commitment is exercised and the fact that the commitment is not marketable by the Fund and the maturity of the underlying security will generally be different from that of the commitment.

TAXABLE SECURITIES

         Although the Fund attempts to invest 100% of its net assets in tax-exempt Municipal Obligations, the Fund may invest up to 20% of the value of its net assets in securities of the kind described below, the interest income on which is subject to federal income tax. Circumstances in which the Fund may invest in taxable securities include the following: (a) pending investment of proceeds of sales of Fund shares or of portfolio securities; (b) pending settlement of purchases of portfolio securities; (c) to maintain liquidity for the purpose of meeting anticipated redemptions; and (d) when, in the opinion of the Fund's investment adviser, it is advisable to do so because of adverse market conditions affecting the market for Municipal Obligations. The kinds of taxable securities in which the Fund's assets may be invested are limited to the following short-term, fixed-income securities (maturing in 397 days or less from the time of purchase): (1) obligations of the U.S. Government or its agencies, instrumentalities or authorities; (2) commercial paper rated Prime-1 or Prime-2 by Moody's, A-1+, A-1 or A-2 by Standard & Poor's or F-1+, F-1 or F-2 by Fitch;
(3) certificates of deposit of U.S. banks with assets of $1 billion or more; and
(4) repurchase agreements with respect to any Municipal Obligations or other securities which the Fund is permitted to own. The Fund's assets may also be invested in Municipal Obligations which are subject to an alternative minimum tax.

REPURCHASE AGREEMENTS

         The Fund may invest assets in instruments subject to repurchase agreements only with member banks of the Federal Reserve System or "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. Government securities. Under the terms of a typical repurchase agreement, the Fund would acquire an underlying debt instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase and the Fund to resell the instrument at a fixed price and time, thereby determining the yield during the Fund's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. Repurchase agreements may be deemed to be loans under the 1940 Act. All repurchase agreements entered into by the Fund shall be fully collateralized at all times during the period of the agreement in that the value of the underlying security shall be at least equal to the amount of the loan, including the accrued interest thereon, and the Fund or its custodian or sub-custodian shall have possession of the collateral, which the Trust's Board of Trustees believes will give it a valid, perfected security interest in the collateral. Whether a repurchase agreement is the purchase and sale of a security or a collateralized loan has not been definitively established. This might become an issue in the event of the bankruptcy of the other party to the transaction. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Fund but only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, the Fund may suffer time delays and incur costs in connection with the disposition of the collateral. The Trust's Board of Trustees believes that the collateral underlying repurchase agreements may be more susceptible to claims of the seller's creditors than would be the case with securities owned by the Fund. Repurchase agreements will give rise to income which will not qualify as tax-exempt income when distributed by the Fund. The Fund will not invest in a repurchase agreement maturing in more than seven days if any such investment together with illiquid securities held by the Fund exceed 10% of the Fund's total net assets. Repurchase agreements are also subject to the same risks described herein with respect to stand-by commitments.

                        RISK FACTORS AFFECTING INVESTMENT
                      IN CONNECTICUT MUNICIPAL OBLIGATIONS

         The Fund intends to invest a high proportion of its assets in Connecticut Municipal Obligations. Payment of interest and preservation of principal is dependent upon the continuing ability of Connecticut issuers and/or obligors of state, municipal and public authority debt obligations to meet their obligations thereunder. For information concerning Connecticut Municipal Obligations, see the Appendix to this Statement of Additional Information.

         The Adviser believes that by maintaining the Fund's investment portfolio in liquid, short-term, high quality investments, including participation interests and other variable rate instruments that have high quality credit support from banks, insurance companies or other financial institutions, the Fund is somewhat insulated from the credit risks that may exist for long-term Connecticut Municipal Obligations.

         The summary set forth above and in the Appendix is included for the purpose of providing a general description of the State of Connecticut credit and financial conditions. This summary is based on information from statements of issuers of Connecticut Municipal Obligations and does not purport to be complete. The Trust is not responsible for the accuracy or timeliness of this information.

                             INVESTMENT RESTRICTIONS

         The Trust has adopted the following policies with respect to the Fund which may not be changed without approval by a "majority of the outstanding shares" of the Fund, which as used in this Statement of Additional Information, means the vote of the lesser of (i) 67% or more of the shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding "voting securities" of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding "voting securities" of the Fund. The term "voting securities" as used in this paragraph has the same meaning as in the 1940 Act. The Fund will vote the shares held by its shareholders who do not give voting instructions in the same proportion as the shares of the Fund's shareholders who do give voting instructions. Shareholders of the Fund who do not vote will have no effect on the outcome of these matters.

         The Trust may not with respect to the Fund:

         (1) Make investments other than as described under "Investment Policies" above or any other form of federal tax-exempt investment which meets the Fund's high quality criteria, as determined by the Board of Trustees and which is consistent with the Fund's investment objectives and policies (provided, however, that the Trust may invest all or substantially all of the Fund's assets in another registered investment company having the same investment objective and policies and substantially the same investment restrictions as the Fund).

         (2) Borrow money. This restriction shall not apply to borrowings from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing was made. While borrowings exceed 5% of the value of the Fund's total assets, the Trust will not make any investments on behalf of the Fund. Interest paid on borrowings will reduce net income.

         (3) Pledge, hypothecate, mortgage or otherwise encumber the Fund's assets, except in an amount up to 15% of the value of the Fund's total assets and only to secure borrowings for temporary or emergency purposes.

         (4) Sell securities short or purchase securities on margin, or engage in the purchase and sale of put, call, straddle or spread options or in writing such options, except to the extent that securities subject to a demand obligation and stand-by commitments may be purchased as set forth under "Investment Policies" above.

         (5) Underwrite the securities of other issuers, except insofar as the Trust may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security of the Fund (provided, however, that the Trust may invest all or substantially all of the Fund's assets in another registered investment company having the same investment objective and policies and substantially the same investment restrictions as the Fund).

         (6) Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests, but this shall not prevent the Trust from investing in Municipal Obligations secured by real estate or interests in real estate.

         (7) Make loans to others, except through the purchase of portfolio investments, including repurchase agreements, as described under "Investment Policies" above.

         (8) Purchase more than 10% of all outstanding voting securities of any one issuer or invest in companies for the purpose of exercising control, except that the Trust may invest all or substantially all of the Fund's assets in another registered investment company having the same investment objective and policies and substantially the same investment restrictions as the Fund.


         (9) Invest more than 25% of the Fund's assets in the securities of "issuers" in any single industry, provided that the Trust reserves the right to invest more than 25% of the Fund's assets in bank participation interests and there shall be no limitation on the purchase of those Municipal Obligations and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, except that the Trust may invest all or substantially all of the Fund's assets in another registered investment company having the same investment objective and policies and substantially the same investment restrictions as the Fund. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the issuing entity and a security is backed only by the assets and revenues of the entity, the entity would be deemed to be the sole issuer of the security. Similarly, in the case of a private activity bond, if that bond is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity, such as an insurance company or other corporate obligor, guarantees a security or a bank issues a letter of credit, such a guarantee or letter of credit may, in accordance with applicable Securities and Exchange Commission ("SEC") rules, be considered a separate security and could be treated as an issue of such government, other entity or bank.


         (10) Invest in securities of other investment companies, except the Trust may purchase on behalf of the Fund unit investment trust securities (i.e., securities issued by an investment company which (i) is organized under a trust indenture or contract of custodianship or similar instrument, (ii) does not have a board of directors, and (iii) issues only redeemable securities, each of which represents an undivided interest in a unit of specified securities) where such unit trusts meet the investment objectives and policies of the Fund and then only up to 5% of the Fund's net assets, except as they may be acquired as part of a merger, consolidation or acquisition of assets, except that the Trust may invest all or substantially all of the Fund's assets in another registered investment company having the same investment objectives and policies and substantially the same investment restrictions as the Fund. As of the date of this Statement of Additional Information, the Trust has no intention of investing in unit investment trust securities on behalf of the Fund.

         (11) Issue any senior security (as that term is defined in the 1940
Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, except as appropriate to evidence a debt incurred without violating Investment Restriction (2) above.

         For purposes of the investment restrictions described in (8) and (9) above, the issuer of a tax-exempt security is deemed to be the entity (public or private) ultimately responsible for the payment of principal of and interest on the security. If, however, the acting government or some other entity, such as an insurance company or other corporate obligor, guarantees a security or a bank issues a Letter of Credit, such a guarantee or Letter of Credit may, in accordance with applicable SEC rules, be considered a separate security and treated as an issue of such government, other entity or bank.

         In addition, as a matter of non-fundamental policy, the Trust will not invest on behalf of the Fund in securities that are not readily marketable, such as fixed time deposits and repurchase agreements maturing in more than seven days, if such investments together with other illiquid securities held by the Fund exceed 10% of the Fund's total net assets.

         If a percentage restriction or a rating restriction (other than a restriction as to borrowing) on investment or utilization of assets set forth above is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from the changes in the value of the portfolio securities or a later change in the rating of a portfolio security will not be considered a violation of such policy.

                           3. PERFORMANCE INFORMATION

         Any current yield quotation of the Fund which is used in such a manner as to be subject to the provisions of Rule 482(d) under the Securities Act of 1933, as amended, consists of an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a specific seven calendar day period and is calculated by dividing the net change in the value of an account having a balance of one share at the beginning of the period by the value of the account at the beginning of the period and multiplying the quotient by 365/7. For this purpose the net change in account value would reflect the value of additional shares purchased with dividends declared on the original share and dividends declared on both the original share and any such additional shares, but would not reflect any realized gains or losses from the sale of securities or any unrealized appreciation or depreciation on portfolio securities. In addition, any effective yield quotation of the Fund so used shall be calculated by compounding the current yield quotation for such period by multiplying such quotation by 7/365, adding 1 to the product, raising the sum to a power equal to 365/7, and subtracting 1 from the result.

         Any tax equivalent yield quotation of the Fund is calculated as follows: If the entire current yield quotation for such period is tax-exempt, the tax equivalent yield will be the current yield quotation divided by 1 minus a stated income tax rate or rates. If a portion of the current yield quotation is not tax-exempt, the tax equivalent yield will be the sum of (a) that portion of the yield which is tax-exempt divided by 1 minus a stated income tax rate or rates and (b) the portion of the yield which is not tax-exempt.

         A total rate of return quotation for the Fund is calculated for any period by (a) dividing (i) the sum of the net asset value per share on the last day of the period and the net asset value per share on the last day of the period of shares purchasable with dividends and capital gains distributions declared during such period with respect to a share held at the beginning of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii) the public offering price on the first day of such period, and (b) subtracting 1 from the result. Any annualized total rate of return quotation is calculated by (x) adding 1 to the period total rate of return quotation calculated above, (y) raising such sum to a power which is equal to 365 divided by the number of days in such period, and (z) subtracting 1 from the result.

         Any tax equivalent total rate of return quotation of the Fund is calculated as follows: If the entire current total rate of return quotation for such period is tax-exempt, the tax equivalent total rate of return will be the current total rate of return quotation divided by 1 minus a stated income tax rate or rates. If a portion of the current total rate of return quotation is not tax-exempt, the tax equivalent total rate of return will be the sum of (a) that portion of the total rate of return which is tax-exempt divided by 1 minus a stated income tax rate or rates and (b) the portion of the total rate of return which is not tax-exempt.

         Set forth below is total rate of return information, assuming that dividends and capital gains distributions, if any, were reinvested, for the Fund for the periods indicated, at the beginning of which periods no sales charges were applicable to purchases of shares of the Fund (unless otherwise indicated).


                                                                                       REDEEMABLE VALUE OF A
                                                                                        HYPOTHETICAL $1,000
                                                        ANNUALIZED TOTAL RATE OF       INVESTMENT AT THE END
PERIOD                                                           RETURN                    OF THE PERIOD


December 1, 1993 (commencement of operations) to                  3.12%                      $1,054.50
   August 31, 1995
One year ended August 31, 1995                                    3.62%                      $1,036.20

         The annualized yield of the Fund for the seven-day period ended August 31, 1995 was 3.33%, the effective compound annualized yield of the Fund for such period was 3.38% and the annualized tax equivalent yield of the Fund for such period was 5.02% (assuming (i) a combined Connecticut and federal tax bracket of 42.32% and (ii) that 87% of the Fund's assets were invested in Connecticut Municipal Obligations).


                       4. DETERMINATION OF NET ASSET VALUE


         The net asset value of each of the shares of the Fund is determined on each day on which the New York Stock Exchange is open for trading. This determination is made once during each such day as of 12:00 noon, Eastern time, by dividing the value of the Fund's net assets (i.e., the value of its assets less its liabilities, including expenses payable or accrued) by the number of shares of the Fund outstanding at the time the determination is made. As of the date of this Statement of Additional Information, the New York Stock Exchange is open for trading every weekday except for the following holidays (or the days on which they are observed): New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It is anticipated that the net asset value of each share of the Fund will remain constant at $1.00 and, although no assurance can be given that it will be able to do so on a continuing basis, as described below, the Fund employs specific investment policies and procedures to accomplish this result.


         The securities held by the Fund are valued at their amortized cost. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If fluctuating interest rates cause the market value of the securities held by the Fund to deviate more than 1/2 of 1% from their value determined on the basis of amortized cost, the Board of Trustees of the Trust will consider whether any action should be initiated, as described in the following paragraph. Although the amortized cost method provides certainty in valuation, it may result in periods during which the stated value of an instrument is higher or lower than the price the Fund would receive if the instrument were sold.


         Pursuant to the rules of the SEC, the Trust's Board of Trustees has established procedures to stabilize the value of the Fund's net assets within 1/2 of 1% of the value determined on the basis of amortized cost. These procedures include a review of the extent of any such deviation of net asset value, based on available market rates. Should that deviation exceed 1/2 of 1%, the Trust's Board of Trustees will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to investors in the Fund. Such action may include withdrawal in kind, selling securities prior to maturity and utilizing a net asset value as determined by using available market quotations. The Fund maintains a dollar-weighted average maturity of 90 days or less, does not purchase any instrument with a remaining maturity greater than 397 days or subject to a repurchase agreement having a duration of greater than 397 days, and limits its investments, including repurchase agreements, to those U.S. dollar-denominated instruments that are determined by the Adviser to present minimal credit risks and comply with certain reporting and recordkeeping procedures. The Trust also has established procedures to ensure that securities purchased by it meet the high quality criteria described above in "Investment Policies."


         Subject to compliance with applicable regulations, the Trust has reserved the right to pay the redemption price of shares of the Fund, either totally or partially, by a distribution in kind of readily marketable securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares or beneficial interests being sold. If a holder of shares or beneficial interests received a distribution in kind, such holder could incur brokerage or other charges in converting the securities to cash.


         The Trust may suspend the right of redemption or postpone the date of payment for shares of the Fund for more than seven days during any period when
(a) trading in the markets the Fund normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists making disposal of the Fund's investments or determination of its net asset value not reasonably practicable; (b) the NYSE is closed (other than customary weekend and holiday closings); or (c) the SEC has by order permitted such suspension.


                                  5. MANAGEMENT


         The Trustees and officers of the Trust, their ages and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Asterisks indicate that those Trustees and officers are "interested persons" (as defined in the 1940 Act) of the Trust. Unless otherwise indicated below, the address of each Trustee and officer is 6 St. James Avenue, Boston, Massachusetts.


TRUSTEES


H. B. ALVORD; 73 -- Treasurer - Tax Collector, County of Los Angeles (retired, March, 1984); Trustee, The 59 Wall Street Trust and The 59 Wall Street Fund, Inc. (Registered Investment Companies). His address is P.O. Box 1812, Pebble Beach, California.

ELLIOTT J. BERV; 52 -- Chairman and Director, Catalyst, Inc. (Management Consultants) (since August, 1992); President, Chief Operating Officer and Director, Deven International, Inc. (International Consultants) (June, 1991 to July, 1992); President and Director, Elliott J. Berv & Associates (Management Consultants) (since May, 1984). His address is 15 Stornoway Drive, Cumberland Foreside, Maine.

PHILIP W. COOLIDGE; 44* -- President of the Trust; Chairman, Chief Executive Officer and President, Signature Financial Group, Inc. and The Landmark Funds Broker-Dealer Services, Inc. (since December,
1988).

MARK T. FINN; 52 -- President and Director, Delta Financial, Inc. (since June,
1983); Chairman of the Board and Chief Executive Officer, FX 500 Ltd. (Commodity Trading Advisory Firm) (since April, 1990); Director, Vantage Consulting Group, Inc. (since October, 1988). His address is 3500 Pacific Avenue, P.O. Box 539, Virginia Beach, Virginia.

RILEY C. GILLEY; 69 -- Vice President and General Counsel, Corporate Property Investors (December, 1988 to September, 1991); Retired Partner, Breed, Abbott & Morgan (Attorneys) (Retired, December, 1987). His address is 4041 Gulf Shore Boulevard North, Naples, Florida.

DIANA R. HARRINGTON; 55 -- Professor, Babson College (since September, 1993); Visiting Professor, Kellogg Graduate School of Management, Northwestern University (September, 1992 to September, 1993); Professor, Darden Graduate School of Business, University of Virginia (September, 1978 to September, 1993); Consultant to Kidder, Peabody & Co. Incorporated (since January, 1990). Her address is 120 Goulding Street, Holliston, Massachusetts.

SUSAN B. KERLEY; 44 -- President, Global Research Associates, Inc. (Investment Research) (since August, 1990); Manager of Special Investments, Rockefeller & Co. (April, 1988 to August, 1990); Director of Research, Rogers, Casey & Barksdale (Investment Research and Consulting) (November, 1983 to March, 1988); Director, New York Life Insurance Company (Institutional Mutual Funds) (since December, 1990). Her address is P.O. Box 9572, New Haven, Connecticut.

C. OSCAR MORONG, JR.; 60 -- Chairman of the Board of Trustees of the Trust; Managing Director, Morong Capital Management (since February, 1993); Senior Vice President and Investment Manager, CREF Investments, Teachers Insurance & Annuity Association (retired January, 1993). His address is 1385 Outlook Drive West, Mountainside, New Jersey.

WALTER E. ROBB, III; 69 -- President, Benchmark Advisors, Inc. (Corporate Financial Advisors) (since 1989); Trustee of certain registered investment companies in the MFS Family of Funds. His address is 35 Farm Road, Sherborn, Massachusetts.

E. KIRBY WARREN; 61 -- Professor of Management, Graduate School of Business, Columbia University (since 1987). His address is Columbia University, Graduate School of Business, 725 Uris Hall, New York, New York.

WILLIAM S. WOODS, JR.; 75 -- Vice President - Investments, Sun Company (retired, April, 1984). His address is 35 Colwick Road, Cherry Hill, New Jersey.


OFFICERS


PHILIP W. COOLIDGE; 44* -- President of the Trust; Chairman, Chief Executive Officer and President, Signature Financial Group, Inc., and The Landmark Funds Broker-Dealer Services, Inc. (since December, 1988).

DAVID G. DANIELSON; 30* -- Assistant Treasurer of the Trust; Assistant Manager, Signature Financial Group, Inc. since May 1991; Graduate Student, Northeastern Unversity from April 1990 to March 1991.

JOHN R. ELDER; 47* -- Treasurer of the Trust; Vice President, Signature Financial Group, Inc. (since April 1995); Treasurer, Phoenix Family of Mutual Funds (Phoenix Home Life Mutual Insurance Company) (from 1983 to March 1995).

LINDA T. GIBSON; 30* -- Assistant Secretary of the Trust; Legal Counsel, Signature Financial Group, Inc. (since June 1991); law student, Boston University School of Law (from September 1989 to May 1992); Product Manager, Signature Financial Group, Inc. (January 1989 to September 1989).

JAMES S. LELKO; 30* -- Assistant Treasurer of the Trust; Assistant Manager, Signature Financial Group, Inc. since January 1993; Senior Tax Compliance Accountant, Putnam Companies since prior to December 1992.

THOMAS M. LENZ; 37* -- Secretary of the Trust; Vice President and Associate General Counsel, Signature Financial Group, Inc. (since November 1989); Attorney, Ropes & Gray (September 1984 to November 1989).

MOLLY S. MUGLER; 44* -- Assistant Secretary of the Trust; Legal Counsel and Assistant Secretary, Signature Financial Group, Inc. (since December, 1988); Assistant Secretary, The Landmark Funds Broker-Dealer Services, Inc. (since December, 1988).

BARBARA M. O'DETTE; 36* -- Assistant Treasurer of the Trust; Assistant Treasurer, Signature Financial Group, Inc. and The Landmark Funds Broker-Dealer Services, Inc. (since December, 1988).

ANDRES E. SALDANA; 33* -- Assistant Secretary of the Trust; Legal Counsel and Assistant Secretary, Signature Financial Group, Inc. since November 1992; Attorney, Ropes & Gray from September 1990 to November 1992.

DANIEL E. SHEA; 33* -- Assistant Treasurer of the Trust; Assistant Manager of Fund Administration, Signature Financial Group, Inc., since November 1993; Supervisor and Senior Technical Advisor, Putnam Investments since prior to 1990.


         The Trustees and officers of the Trust also hold comparable positions with certain other funds for which LFBDS or an affiliate serves as the distributor or administrator.

                           TRUSTEES COMPENSATION TABLE

                                               AGGREGATE COMPENSATION                 TOTAL COMPENSATION FROM
TRUSTEE                                           FROM THE TRUST(1)                    TRUST AND COMPLEX(2)
H.B. Alvord                                           $1,341.25                             $40,000.00
Elliott J. Berv                                       $1,148.74                             $40,000.00
Philip W. Coolidge                                        0                                      0
Mark T. Finn                                          $1,131.50                             $40,000.00
Riley C. Gilley                                       $1,509.06                             $44,000.00
Diana R. Harrington                                   $1,451.15                             $40,000.00
Susan B. Kerley                                       $1,451.15                             $40,000.00
C. Oscar Morong, Jr.                                  $1,393.31                             $44,500.00
Walter E. Robb, III                                   $1,176.63                             $44,500.00
E. Kirby Warren                                       $1,393.31                             $44,500.00
William S. Woods, Jr.                                 $1,516.58                             $44,000.00

(1) For the fiscal year ended August 31, 1995.
(2) Information relates to the fiscal year ended August 31, 1995. Messrs. Alvord, Berv, Coolidge, Finn, Gilley, Morong, Robb, Warren and Woods and Mses. Harrington and Kerley are trustees of 12, 12, 28, 14, 11, 12, 12, 12, 11, 11 and 11 Funds, respectively, of the Landmark Family of Funds.

         As of December 15, 1995, all Trustees and officers as a group owned less than 1% of the Fund's outstanding shares. As of the same date, more than 95% of the outstanding shares of the Fund were held of record by Citibank, N.A. or an affiliate, as a Shareholder Servicing Agent of the Fund, for the accounts of their respective clients.


           The Declaration of Trust of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust unless, as to liability to the Trust or its investors, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts, by vote of a majority of disinterested Trustees of the Trust, or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

ADVISER

           Citibank manages the assets of the Trust pursuant to an investment advisory agreement (the "Advisory Agreement"). Subject to such policies as the Board of Trustees of the Trust may determine, the Adviser manages the securities of the Fund and makes investment decisions for the Fund. The Adviser furnishes at its own expense all services, facilities and personnel necessary in connection with managing the Fund's investments and effecting securities transactions for the Fund. The Advisory Agreement will continue in effect until September 13, 1995 and thereafter as long as its continuance is specifically approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund, and, in either case, by a majority of the Trustees of the Trust who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Advisory Agreement.

           The Advisory Agreement provides that the Adviser may render services to others. The Advisory Agreement is terminable without penalty on not more than 60 days' nor less than 30 days' written notice by the Trust when authorized either by a vote of a majority of the outstanding voting securities of the Fund or by a vote of a majority of the Board of Trustees of the Trust, or by the Adviser on not more than 60 days' nor less than 30 days' written notice, and will automatically terminate in the event of its assignment. The Advisory Agreement provides that neither the Adviser nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of security transactions for the Fund, except for willful misfeasance, bad faith or gross negligence or reckless disregard of its or their obligations and duties under the Advisory Agreement.


         The Prospectus contains a description of the fees payable to the Adviser for services under the Advisory Agreement. For the period December 1, 1993 (commencement of operations of the Fund) to August 31, 1994 and for the fiscal year ended August 31, 1995, the fees payable to Citibank under the Advisory Agreement were $10,533 and $74,063 (all of which were voluntarily waived).


ADMINISTRATOR

         Pursuant to an Administrative Services Agreement (the "Administrative Services Agreement"), LFBDS provides the Trust with general office facilities and LFBDS supervises the overall administration of the Trust, including, among other responsibilities, the negotiation of contracts and fees with, and the monitoring of performance and billings of, the independent contractors and agents of the Trust; the preparation and filing of all documents required for compliance by the Trust with applicable laws and regulations; and arranging for the maintenance of books and records of the Trust. The Administrator provides persons satisfactory to the Board of Trustees of the Trust to serve as Trustees and officers of the Trust. Such Trustees and officers may be directors, officers or employees of LFBDS or its affiliates.

         The Prospectus contains a description of the fees payable to the Administrator under the Administrative Services Agreement.


         For the period from December 1, 1993 (commencement of operation) to August 31, 1994 and for the fiscal year ended August 31, 1995, the fees payable to LFBDS from the Fund under the Administrative Services Agreement were $7,900 and $55,547 (all of which were voluntarily waived).


         The Administrative Services Agreement with the Trust acknowledges that the names "Landmark" and "Landmark Funds" are the property of the Administrator and provides that if LFBDS ceases to serve as the Administrator of the Trust, the Trust and the Fund will change their respective names so as to delete the word "Landmark" or the words "Landmark Funds." The Administrative Services Agreement with the Trust also provides that LFBDS may render administrative services to others and may permit other investment companies in addition to the Trust to use the word "Landmark" or the words "Landmark Funds" in their names.

         The Administrative Services Agreement with the Trust continues in effect if such continuance is specifically approved at least annually by the Trust's Board of Trustees or by a vote of a majority of the outstanding voting securities of the Trust and, in either case, by a majority of the Trustees of the Trust who are not interested parties of the Trust or the Administrator. The Administrative Services Agreement with the Trust terminates automatically if it is assigned and may be terminated as to the Fund by the Trust without penalty by vote of a majority of the outstanding voting securities of the Fund or by either party on not more than 60 days' nor less than 30 days' written notice. The Administrative Services Agreement with the Trust also provides that neither the Administrator nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of the Trust, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the Administrative Services Agreement.

         The Administrator has agreed to reimburse the Fund for its operating expenses (exclusive of interest, taxes, brokerage, and extraordinary expenses) which in any year exceed the limits prescribed by any state in which the Fund's shares are qualified for sale. The expenses incurred by the Fund for distribution purposes pursuant to the Trust's Distribution Plan are included within such operating expenses only to the extent required by any state in which the Fund's shares are qualified for sale. The Trust may elect not to qualify the Fund's shares for sale in every state. The Trust believes that currently the most restrictive expense ratio limitation imposed by any state is 2 1/2% of the first $30 million of the Fund's average net assets for its then-current fiscal year, 2% of the next $70 million of such assets, and 1 1/2% of such assets in excess of $100 million. For the purpose of this obligation to reimburse expenses, the Fund's annual expenses are estimated and accrued daily, and any appropriate estimated payments will be made by the Administrator. Subject to the obligation of the Administrator to reimburse the Fund for its excess expenses as described above, the Trust has, under its Administrative Services Agreement, confirmed its obligation for payment of all other expenses of the Fund.

         LFBDS is a wholly-owned subsidiary of Signature Financial Group, Inc.

         Pursuant to a Sub-Administrative Services Agreement (the "Sub-Administrative Agreement"), Citibank performs such sub-administrative duties for the Trust as are from time to time agreed upon by Citibank and LFBDS. Citibank's sub-administrative duties may include providing equipment and clerical personnel necessary for maintaining the organization of the Trust, participation in preparation of documents required for compliance by the Trust with applicable laws and regulations, preparation of certain documents in connection with meetings of Trustees and shareholders of the Trust, and other functions which would otherwise be performed by the Administrator as set forth above. For performing such sub-administrative services, Citibank receives such compensation as is from time to time agreed upon by LFBDS and Citibank, not in excess of the amount paid to the Administrator for its services under the Administrative Services Agreement. All such compensation is paid by LFBDS.

DISTRIBUTOR

         The Trust, on behalf of the Fund, has adopted a Distribution Plan (the "Distribution Plan") in accordance with Rule 12b-1 under the 1940 Act after having concluded that there is a reasonable likelihood that the Distribution Plan will benefit the Fund and its shareholders. The Distribution Plan provides that the Trust shall pay a distribution fee to the Distributor at an annual rate not to exceed 0.10% of the Fund's average daily net assets for distribution of the Fund's shares (exclusive of any advertising expenses incurred by the Distributor in connection with the sale of shares of the Fund). The Distributor may use all or any portion of such fee to pay for Fund expenses of printing prospectuses and reports used for sales purposes, expenses of the preparation and printing of sales literature and other distribution-related expenses.

         The Trust is also permitted to pay the Distributor an additional fee not to exceed 0.10% per annum of the Fund's average daily net assets in anticipation of, or as reimbursement for, print or electronic media advertising expenses incurred in connection with the sale of shares of the Fund. No payments under the Distribution Plan will be made to Shareholder Servicing Agents although Shareholder Servicing Agents receive payments under the Administrative Services Plan referred to below.

         The Distribution Plan continues in effect if such continuance is specifically approved at least annually by a vote of both a majority of the Trust's Trustees and a majority of the Trust's Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreement related to the Plan ("Qualified Trustees"). The Distribution Plan requires that the Trust and the Distributor shall provide to the Board of Trustees, and the Board of Trustees shall review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Distribution Plan. The Distribution Plan further provides that the selection and nomination of the Qualified Trustees is committed to the discretion of the disinterested Trustees (as defined in the 1940 Act) then in office. The Distribution Plan may be terminated with respect to the Fund at any time by a vote of a majority of the Trust's Qualified Trustees or by a vote of a majority of the outstanding voting securities of the Fund. The Distribution Plan may not be amended to increase materially the amount of the Fund's permitted expenses thereunder without the approval of a majority of the outstanding voting securities of the Fund and may not be materially amended in any case without a vote of the majority of both the Trustees and the Qualified Trustees. The Distributor will preserve copies of any plan, agreement or report made pursuant to the Distribution Plan for a period of not less than six years from the date of the Plan, and for the first two years the Distributor will preserve such copies in an easily accessible place.


         As contemplated by the Distribution Plan, LFBDS acts as the agent of the Fund in connection with the offering of shares of the Fund pursuant to a Distribution Agreement (the "Distribution Agreement"). After the prospectus and periodic reports have been prepared, set in type and mailed to existing shareholders, the Distributor pays for the printing and distribution of copies of the prospectuses and periodic reports which are used in connection with the offering of shares of the Fund to prospective investors. The Prospectus contains a description of fees payable to the Distributor under the Distribution Agreement. The Distributor has voluntarily agreed to waive a portion of the fees payable to it on a month-to-month basis. For the period from December 1, 1993 (commencement of operations) to August 31, 1994 and for the fiscal year ended August 31, 1995, the fees payable to the Distributor from the Fund under the Distribution Agreement were $2,633 and $18,516 (all of which were voluntarily waived).


SHAREHOLDER SERVICING AGENTS, TRANSFER AGENT AND CUSTODIAN

         The Trust has adopted an Administrative Services Plan (the "Administrative Plan") which provides that the Trust may obtain the services of an administrator, a transfer agent, a custodian and one or more Shareholder Servicing Agents, and may enter into agreements providing for the payment of fees for such services. Under the Administrative Plan, the aggregate of the fee paid to the Administrator from the Fund, the fees paid to the Shareholder Servicing Agents from the Fund and the distribution fee paid from the Fund to the Distributor under the Distribution Plan may not exceed 0.60% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year. The Administrative Plan continues in effect if such continuance is specifically approved at least annually by a vote of both a majority of the Trust's Trustees and a majority of the Trust's Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Administrative Plan or in any agreement related to such Plan ("Qualified Trustees"). The Administrative Plan requires that the Trust provide to the Trust's Board of Trustees and the Trust's Board of Trustees review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Administrative Plan. The Administrative Plan may be terminated at any time with respect to the Fund by a vote of a majority of the Trust's Qualified Trustees or by a vote of a majority of the outstanding voting securities of the Fund. The Administrative Plan may not be amended to increase materially the amount of permitted expenses thereunder without the approval of a majority of the outstanding voting securities of the Fund and may not be materially amended in any case without a vote of the majority of both the Trust's Trustees and the Qualified Trustees.


         The Trust has entered into a shareholder servicing agreement (a "Servicing Agreement") with each Shareholder Servicing Agent and a Transfer Agency and Service Agreement and a Custodian Agreement with State Street Bank and Trust Company ("State Street") pursuant to which State Street acts as transfer agent and custodian and performs fund accounting services for the Trust. For additional information, including a description of fees paid to the Shareholder Servicing Agents under the Servicing Agreements, see "Shareholder Servicing Agents" and "Transfer Agent, Custodian and Fund Accountant" in the Prospectus. For the period from December 1, 1993 (commencement of operations) to August 31, 1994 and for the fiscal year ended August 31, 1995, the aggregate fees payable by the Fund to Shareholder Servicing Agents under the Administrative Services Plan were $21,066 and $148,126 (all of which were voluntarily waived).


                            6. PORTFOLIO TRANSACTIONS

         The Fund's purchases and sales of its portfolio securities usually are principal transactions. Portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases. The Fund does not anticipate paying brokerage commissions. Any transaction for which the Fund pays a brokerage commission will be effected at the best price and execution available. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.

         Allocation of transactions, including their frequency, to various dealers is determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of investors in the Fund rather than by any formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price.

         Investment decisions for the Fund will be made independently from those for any other account, series or investment company that is or may in the future become managed by the Adviser or its affiliates. If, however, the Fund and other investment companies, series or accounts managed by the Adviser are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by the Fund or the size of the position obtainable for the Fund. In addition, when purchases or sales of the same security for the Fund and for other investment companies or series managed by the Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

         No portfolio transactions are executed with the Adviser, or with any affiliate of the Adviser, acting either as principal or as broker.

             7. DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

         The Trust's Declaration of Trust permits the Trust's Board of Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (without par value) and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in that series. Each share of the series represents an equal proportionate interest in the series with each other share. Upon liquidation or dissolution of the Fund, the Fund's shareholders are entitled to share pro rata in the Fund's net assets available for distribution to its shareholders. The Trust reserves the right to create and issue additional series of shares, in which case the shares of each series would participate pro rata in the earnings, dividends and distribution of net assets of the particular series upon the liquidation or dissolution of the series. Shares of each series would be entitled to vote separately to approve advisory agreements or changes in investment policy, but shares of all series could vote together in the election or selection of Trustees and accountants for the Fund.

         Shareholders are entitled to one vote for each share held on matters on which they are entitled to vote. Shareholders in the Trust do not have cumulative voting rights, and shareholders owning more than 50% of the outstanding shares of the Trust may elect all of the Trustees of the Trust if they choose to do so and in such event the other shareholders in the Trust would not be able to elect any Trustee. The Trust is not required to and has no current intention to hold annual meetings of shareholders but the Trust will hold special meetings of shareholders when in the judgment of the Trust's Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have under certain circumstances (e.g., upon application and submission of certain specified documents to the Trustees by a specified number of shareholders) the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have the right to remove one or more Trustees without a meeting by a declaration in writing by a specified number of shareholders. No material amendment may be made to the Trust's Declaration of Trust without the affirmative vote of the holders of a majority of its outstanding shares.

         The Trust's Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series of the Trust, a Shareholder Servicing Agent may vote any shares of which it is the holder of record and for which it does not receive voting instructions proportionately in accordance with the instructions it receives for all other shares of which it is the holder of record. Shares have no preference, pre-emptive or conversion or similar rights. Shares, when issued, are fully paid and non-assessable, except as set forth below.

         The Trust may enter into a merger or consolidation, or sell all or substantially all of its assets, if approved by the vote of the holders of two-thirds of its outstanding shares voting as a single class, except that if the Trustees of the Trust recommend such sale of assets, merger or consolidation, the approval by a vote of the holders of a majority of the Trust's outstanding voting securities would be sufficient. The Trust may be terminated (i) by a vote of a majority of the outstanding voting securities of the Trust or (ii) by the Trustees by written notice to the shareholders of the Trust. If not so terminated, the Trust will continue indefinitely.

         Share certificates will not be issued.

         The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of the Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust shall maintain appropriate insurance (e.g., fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

         The Trust's Declaration of Trust further provides that obligations of the Trust are not binding upon the Trust's Trustees individually but only upon the property of the Trust and that the Trust's Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

                        8. CERTAIN ADDITIONAL TAX MATTERS

         The Fund has elected to be treated and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of Fund distributions (as a percentage of both the Fund's overall income and its tax-exempt income), and the composition and holding period of the Fund's portfolio assets. Provided all such requirements are met and all of the Fund's net investment income and realized capital gains are distributed to shareholders in accordance with the timing requirements imposed by the Code, no federal income or excise taxes will be required to be paid by the Fund. If the Fund should fail to qualify as a regulated investment company for any year, the Fund would incur a regular corporate federal income tax upon its taxable income and Fund distributions would generally be taxable as ordinary dividend income to shareholders.

         The portion of the Fund's distributions of net investment income that is attributable to interest from tax-exempt securities will be designated by the Fund as an "exempt-interest dividend" under the Code and will generally be exempt from federal income tax in the hands of shareholders so long as at least 50% of the total value of the Fund's assets consists of tax-exempt securities at the close of each quarter of the Fund's taxable year. Distributions of tax-exempt interest earned from certain securities may, however, be treated as an item of tax preference for shareholders under the federal alternative minimum tax, and all exempt-interest dividends may increase a corporate shareholder's alternative minimum tax. Unless the Fund provides shareholders with actual monthly percentage breakdowns, the percentage of income designated as tax exempt will be applied uniformly to all distributions by the Fund of net investment income made during each fiscal year of the Fund and may differ from the percentage of distributions consisting of tax-exempt interest in any particular month. Shareholders are required to report exempt-interest dividends received from the Fund on their federal income tax returns.

         Because the Fund expects to earn primarily interest income, it is expected that no Fund distributions will qualify for the dividends-received deduction for corporations.

               9. INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS


         Deloitte & Touche LLP are the independent certified public accountants for the Fund, providing audit services and assistance and consultation with respect to the preparation of filings with the SEC.

         The audited financial statements of the Fund (Portfolio of Investments at August 31, 1995, Statement of Assets and Liabilities at August 31, 1995, Statement of Operations for the fiscal year ended August 31, 1995, the Statement of Changes in Net Assets and Financial Highlights for the fiscal year ended August 31, 1995 and for the period from December 1, 1993 (commencement of operations) to August 31, 1994, Notes to Financial Statements and the Independent Auditor's Report), which are included in the Annual Report to Shareholders of the Fund, are incorporated by reference into this Statement of Additional Information and have been so incorporated in reliance upon the report of Deloitte & Touche LLP.


         A copy of the Annual Report accompanies this Statement of Additional Information.

                                    APPENDIX

                        ADDITIONAL INFORMATION CONCERNING
                        CONNECTICUT MUNICIPAL OBLIGATIONS


         The following information is a summary of special factors affecting investments in Connecticut Municipal Obligations. The sources of payment for such obligations and the marketability thereof may be affected by financial or other difficulties experienced by Connecticut (the "State") and certain of its municipalities and public authorities. This summary does not purport to be a complete description and is based on information from statements relating to offerings of Connecticut bond issues. Landmark Connecticut Tax Free Reserves is not responsible for the accuracy or timeliness of this information.

CERTAIN ECONOMIC CONSIDERATIONS

         Connecticut's economy is diverse. Manufacturing employment in the State has been on a downward trend since the mid-1980s, while non-manufacturing employment has risen significantly. Manufacturing is diversified, with transportation equipment (primarily aircraft engines, helicopters and submarines) the dominant industry. Connecticut is a leading producer of aircraft engines, along with related components, and submarines. The largest employers in these industries are United Technologies Corporation, including its Pratt and Whitney Aircraft Division, with headquarters in East Hartford, and General Dynamics Corporation's Electric Boat Division in Groton. The State is also a leading producer of military and civilian helicopters.

         Over the past ten years, Connecticut's manufacturing employment peaked in 1985 at over 408,000 workers. Since that year, employment in manufacturing has been on a downward trend, declining 30.1% or a loss of 122,850 jobs by 1994 from 1985 levels. A number of factors, such as the overvalued dollar of the mid-1980s, heightened foreign competition, a sharp decrease in defense spending, and improved productivity played a significant role in affecting the overall level of manufacturing employment. In Connecticut, the rate of job loss in the manufacturing sector produced a decline of 3.0% or 8,940 jobs from 1993 to 1994.

         Over the past several decades the non-manufacturing sector of the State's economy has risen in economic importance, from just over 50% of total State employment in 1950 to approximately 81.5% by 1994. This trend has decreased the State's dependence on manufacturing jobs. The State's non-manufacturing sector expanded by 1.7% in 1994 as compared to 1993, and 1.4% in 1993 as compared to 1992, following three years of decline starting in 1990. During the 1990s, Connecticut's growth in non-manufacturing employment has lagged that of the New England region and the nation as a whole.

         The non-manufacturing sector is comprised of industries that typically provide a service. The four major industries in terms of employment are: trade; finance, insurance, and real estate; business and personal services; and government, which collectively comprise over 90% of employment in the non-manufacturing sector.

         After enjoying an extraordinary boom during the mid-1980s, Connecticut, as well as the rest of the Northeast, experienced an economic slow down before the onset of the national recession in the latter half of 1990. Reflecting the downturn, the unemployment rate in the State rose from a low of 3% in 1988 to just above the national average of 7.4% during 1992. Since 1992, the unemployment rate has declined annually to a rate of 5.6% for 1994.


FISCAL CONDITION IN RECENT YEARS


         The State finances most of its operation through its General Fund. The major components of General Fund revenues are state taxes, including the personal income tax, the sales and use tax and the corporation business tax. Miscellaneous fees, receipts, transfers and unrestricted federal grants account for most of the other General Fund revenue. A cumulative budgetary-basis deficit in the General Fund as of June 30, 1991 in the amount of $965,711,525 was funded by the issuance of General Obligation Economic Recovery Notes. For the fiscal years ended June 30, 1992, 1993 and 1994, the operating surpluses of the General Fund were $110.2, $113.5 and $19.7 million, respectively. For the fiscal year ended June 30, 1995, the operating surplus is expected to be $80.5 million. By statute, any operating surplus for the fiscal year ended June 30, 1995 will be transferred to a budget reserve fund.

         The adopted budget for fiscal 1995-96 anticipates General Fund revenues of $8,837.0 million and General Fund expenditures of $8,836.8 million, resulting in a projected surplus of $0.2 million. For fiscal 1996-97, the adopted budget anticipates General Fund revenues of $9,158.0 million and, as mentioned above, General Fund expenditures of $9,157.8 million, resulting in a projected surplus of $0.2 million.

         The adopted budget reflects implementation of significant tax changes aimed at increasing overall disposable income and encouraging economic expansion in the State. A phase down in the State's personal income tax rate was enacted, pursuant to which the tax rate on the first $4,500 of taxable income for joint filers is dropped 33%, from 4.5% to 3% for the income year commencing January 1, 1996. For income years commencing on or after January 1, 1997, the application of the 3% rate is further expanded to the first $9,000 of taxable income for joint filers. In addition, a new personal income tax credit, limited to no more than $100 per filer, has been added with the income years commencing on or after January 1, 1996. To improve the business climate in the State and stimulate long-term job growth, legislation was also enacted which will reduce Connecticut's corporate tax rate from its current rate of 11.25% to 7.5% by January 1, 2000.

         As part of the adopted budget, approximately $241 million of the original $965.7 million in Economic Recovery Notes issued to fund the cumulative deficit of fiscal year 1990-91 will be retired in fiscal years 1996-97 through 1998-99, rather than 1995-96. The adopted budget also reflects significant reductions in expenditures from current service levels.

         In November 1992, electors approved an amendment to the State constitution providing that the amount of general budget expenditures authorized for any fiscal year shall not exceed the estimated amount of revenue for such fiscal year. This amendment also provides for a cap on budget expenditures. The General Assembly is precluded from authorizing an increase in general budget expenditures for any fiscal year above the amount of general budget expenditures authorized for the previous fiscal year by a certain percentage, unless the Governor declares an emergency or the existence of extraordinary circumstances and at least three-fifths of the members of each house of the General Assembly vote to exceed such limit for the purposes of such emergency or extraordinary circumstances. The limitation on general budget expenditures does not include expenditures for the payment of bonds, notes or other evidences of indebtedness. There is no statutory or constitutional prohibition against bonding for general budget expenditures.

         By statute, no bonds, notes or other evidences of indebtedness for borrowed money payable from General Fund tax receipts of the State shall be authorized by the General Assembly except as shall not cause the aggregate amount of (1) the total amount of bonds, notes or other evidences of indebtedness payable from General Fund tax receipts authorized by the General Assembly but which have not been issued and (2) the total amount of such indebtedness (excluding short-term and certain other indebtedness) which has been issued and remains outstanding, to exceed 1.6 times the total estimated General Fund tax receipts of the State for the fiscal year in which any such authorization will become effective. As a result, the State had a debt incurring margin as of September 15, 1995 of approximately $2,010.4 million. Potentially, this law could limit the amount of Connecticut Municipal Obligations available for purchase by the Fund.

ADDITIONAL CONSIDERATIONS

         The classification of Landmark Connecticut Tax Free Reserves under the Investment Company Act of 1940 as a "non-diversified" investment company allows it to invest more than 5% of its assets in the securities of any issuer, subject to satisfaction of certain tax requirements. Because of the relatively small number of issuers of Connecticut obligations, the Fund is likely to invest a greater percentage of its assets in the securities of a single issuer than is an investment company which invests in a broad range of Municipal Obligations. Therefore, the Fund would be more susceptible than a diversified fund to any single adverse economic or political occurrence or development affecting Connecticut issuers. The Fund will also be subject to an increased risk of loss if the issuer is unable to make interest or principal payments or if the market value of such securities declines. It is also possible that there will not be sufficient availability of suitable Connecticut tax-exempt obligations for the Fund to achieve its objective of providing income exempt from Connecticut taxes.


         Landmark Connecticut Tax Free Reserves may invest 25% or more of its assets in Connecticut Municipal Obligations of the same type, including, without limitation, the following: general obligations of the State of Connecticut and its political subdivisions; lease rental obligations of state and local authorities; obligations of state and local housing finance authorities, municipal utilities systems or public housing authorities; or industrial development or pollution control bonds issued for hospitals, electric utility systems, steel companies, life care facilities or other purposes. This may make the Fund more susceptible to adverse economic, political, or regulatory occurrences affecting a particular category of issuers.


         Connecticut Municipal Obligations also include obligations of the governments of Puerto Rico and other U.S. territories and their political subdivisions to the extent that these obligations are exempt from Connecticut State personal income taxes. Accordingly, the Fund may be adversely affected by local political and economic conditions and developments within Puerto Rico and certain other U.S. territories affecting the issuers of such obligations. The economy of Puerto Rico is dominated by the manufacturing and service sectors. Although the economy of Puerto Rico expanded significantly from fiscal 1984 through fiscal 1990, the rate of this expansion slowed during fiscal 1991. In the first eleven months of fiscal 1992, the Economic Activity Index, a composite of thirteen economic indicators prepared by the Puerto Rico Planning Board, increased 0.4% as compared to the same fiscal period for 1991, which period showed a decrease of 0.5% over the same period of fiscal 1990. This trend is similar to that in the United States. The Index may not necessarily change at the same percentage rate as the gross product of Puerto Rico. Growth in fiscal 1995 will depend on several factors, including the state of the U.S. economy and the relative stability in the price of oil, the exchange rate of the U.S. dollar and the cost of borrowing. Although the Puerto Rico unemployment rate has declined substantially since 1985, the unemployment rate for May, 1992 was approximately 16.8%.

RECENT RATINGS OF CERTAIN GENERAL OBLIGATION BONDS

         Moody's Investors Service, Inc., Standard & Poor's Ratings Group and Fitch Investors Service, Inc. assigned their municipal bond ratings of Aa, AA-and AA, respectively, to the State's general obligation bonds (1995 Series B) issued in October 1995. Each such rating reflects only the views of the respective rating agency, and an explanation of the significance of such rating may be obtained from such rating agency. There is no assurance that such ratings will continue for any given period of time or that they will not be revised or withdrawn entirely by the rating agency if, in the judgment of such rating agency, circumstances so warrant. A downward revision or withdrawal of any such rating may have an adverse effect on the market price of the State's general obligation bonds.

LITIGATION

         The State, its officers and employees are defendants in numerous lawsuits. The ultimate disposition and fiscal consequences of these lawsuits are not presently determinable. The Attorney General's Office has reviewed the status of pending lawsuits and reports that it is the opinion of the Attorney General that such pending litigation will not be finally determined so as to result individually or in aggregate in a final judgment against the State whihc would materially adversely affect its financial position, except that in the cases described below the fiscal impact of an adverse decision might be insignificant but is not determinable at this time.

         The Connecticut Hospital Association v. O'Neill is an action brought in 1990 in Federal District Court. The plaintiffs include thirty-three of Connecticut's general hospitals. The plaintiffs claim that the State Department of Income Maintenance violated federal law and the United States Constitution by adopting and implementing a reimbursement methodology that consistently underpays the hospitals for providing inpatient services to Medicaid patients. The plaintiffs seek relief declaring the State's Medicaid inpatient hospital methodology invalid and enjoining the State from continuing to utilize such methodology. The plaintiffs also seek an order requiring the State to reimburse the plaintiff hospitals at higher rates for inpatient hospital services provided to Medicaid patients. On March 30, 1994, the District Court ordered the State to begin reimbursing hospitals for Medicaid inpatient costs at rates computed by using the Medicare reasonable cost methodology. Since the court stated that it has not made any determination as to whether the State system substantively complies with the Federal Boren Amendment, the hospitals were ordered to post a bond to cover any repayment obligation of the hospitals if the court later determines, after trial, that the system complies with federal law, since reimbursement at the Medicare reasonable cost rate may be greater that what is required under the Boren Amendment. The State appealed the decision. On January 30, 1995 the Second Circuit Court reversed the March 30, 1994 order of the District Court, vacated the preliminary injunction against the State, and remanded the matter to the District Court for further proceedings consistent with the Court's decision. The State is now using the reimbursement methodology challenged in this action and seeking the recovery of payments inappropriately made to the Hospitals while the injunction was in effect.

         Connecticut Criminal Defense Lawyers Association v. Forst is an action brought in 1989 in Federal District Court alleging a pervasive campaign by the State and various State Police officials of illegal electronic surveillance, wiretapping and bugging for a number of years at Connecticut State Police facilities. The plaintiffs seek compensatory damages, punitive damages, as well as other damages and costs and attorneys fees, as well as temporary and permanent injunctive relief. In November 1991, the court issued an order which will allow the plaintiffs to represent a class of all persons who participated in wire or oral communications to, from, or within State Police facilities between January 1, 1974 and November 9, 1989 and whose communications were intercepted, recorded and/or used by defendants in violation of the law. This class includes a sub-class of the Connecticut State Police Union, current and former Connecticut State Police officers who are not defendants in this or any consolidated case, and other persons acting on behalf of the State police who participated in oral or wire communications to, from or within State Police facilities between such dates.

         Sheff v. O'Neill is a Superior Court action brought in 1989 on behalf of black and Hispanic school children in the Hartford school district. The plaintiffs seek a declaratory judgment that the public schools in the greater Hartford metropolitan area are segregated de facto by race and ethnicity and are inherently unequal to their detriment. They also seek injunctive relief against state officials to provide them with an "integrated education." In April 1995, the Superior Court entered judgment for the State. The plaintiff's appeal to the State Supreme court is pending.

         In 1979, the Connecticut Supreme Court determined in Horton v. Meskill, 172 Conn. 615 (1979), that the method of financing elementary and secondary public schools in Connecticut violated the State Constitution because the statutory scheme delegated the State's responsibility for education to towns whose taxable property per pupil varies so greatly as to prevent equal access to education. The General Assembly enacted legislation in 1979 which sought to achieve equalization of educational financing. The system was further refined by the General Assembly during subsequent sessions. In 1985 the State Supreme Court held that the 1979 legislation was constitutional and that the Superior Court applied an improper standard to test the constitutionality of the post-1979 amendments to the State's educational financial plan. It remanded the case to the Superior Court for further proceedings on the post-1979 amendments. 195 Conn. 24 (1985). The case, as remanded in 1985, is still awaiting trial. Additional legislative changes have been made to the system for financing public schools since 1985, but there has been no challenge to such changes.

         The Connecticut Traumatic Brain Injury Association, Inc. v. Hogan is a Federal District Court civil rights action brought in 1990 on behalf of all persons with retardation or traumatic brain injury who have been, or may be, placed in Norwich, Fairfield Hills or Connecticut Valley Hospitals. The plaintiffs claim that the treatment and training they need is unavailable in state hospitals for the mentally ill and that placement in those hospitals violates their constitutional rights. The plaintiffs seek relief which would require that the plaintiff classmembers be transferred to community residential settings with appropriate support services.

         Several suits have been filed since 1977 in the Federal District Court and the Connecticut Superior Court on behalf of alleged Indian Tribes in various parts of the State, claiming monetary recovery as well as ownership to land in issue. The land involved is located generally in rural and residential areas. However, a suit was brought in 1992 involving land within the City of Bridgeport. The same plaintiff group in that suit subsequently also sued concerning land in Trumbull and Southbury and has threatened to sue regarding additional land in other towns in the State.

         Nielsen v. Larson is an action brought in 1993 in Superior Court. The plaintiffs seek a declaratory judgment that the General Assembly must define, by statute, "general budget expenditures," "increase in personal income" and "increase in inflation" before it adopts or enacts a budget for the fiscal year 1994-1995, and subsequent fiscal years, or any interim appropriation, tax or other fiscal measure which levies or expends tax revenue. The plaintiffs also seek to enjoin the General Assembly from allocating and spending for "general budget expenditures" for fiscal year 1994-1995 and subsequent fiscal years more than the amount expended for "general fund expenditures" in fiscal year 1992-1993 until such definitions have been adopted. Although the ultimate outcome of this case cannot be determined at this time, the suit does not seek relief which would require an increase in State expenditures or a reduction in State revenues. Further, the constitutional provision exempts from the cap any expenditures required for debt service and the plaintiffs are not specifically challenging the payment of debt service on any of the state's obligations. On November 18, 1994 the Superior Court dismissed this case. The plaintiff has appealed that judgment to the Supreme Court.

         Washington v. Meachum is a class action brought in 1994 in Superior Court by prison inmates who seek damages and other relief. The plaintiffs claim that the monitoring and recording of their telephone calls from the State's correctional institutions violates the Connecticut Wiretapping and Eavesdropping statutes as well as the federal and State constitutions. In March, 1995, the court entered a judgment which is substantially in the State's favor and denies any monetary damages to the plaintiffs except for attorney fees. The plaintiffs have appealed to the Appellate Court and the State has cross-appealed on those issues decided against it.

         The Commissioner of the Department of Revenue Services received claims for tax refunds from various companies who paid corporation business taxes on interest earned on United States Treasury bonds and notes. The claims challenged the State's right to including interest on United States Treasury bonds and notes in the calculation of the corporation business tax when interest on certain State bonds was excluded. In March 1995 the Connecticut General Assembly enacted legislation taking by eminent domain the rights of holders to exclude the interest accrued on and after January 1, 1992. The State will provide compensation to the holders of the affected bonds. The legislation was intended to eliminate the basis for the tax refund claims noted above for 1992 and later years. Several cases have been filed in 1995 against the Commissioner of the Department of Revenue Services claiming refunds on the basis described above. Adverse decisions in these cases could cause the State to pay up to $97 million in refunds.

         Certain plaintiffs who filed cases in 1995 against the Commissioner of the Department of Revenue Services seeking refunds of corporation business taxes have now claimed that the eminent domain legislation enacted by the Connecticut General Assembly in March 1995 is unconstitutional and does not eliminate the basis for any tax refund claims for 1992 and later years. It is not possible to estimate with any degree of precision the potential amount of tax refunds and tax revenue losses in future years, which could result, if these additional claims were to prevail, but in recent years the amount of tax revenue in question is estimated to be approximately $100 million each fiscal year.

         Connecticut Hospital Association v. Pogue was an action brought in 1994 in Federal District Court challenging 1994 legislation that was successor legislation to the uncompensated care pool statutes challenged in the earlier case of New England Health Care Employees Union District 1199, SEIU AFL-CIO v. Mt. Sinai Hospital. That legislation provided a mechanism to spread the cost of uncompensated care provided by hospitals by compensating hospitals that bear a disproportionate share of such costs and to generate federal Medicaid program reimbursements. An adverse decision could have adversely impacted the State's receipt of federal reimbursements. In September 1995, the United States Second Circuit Court of Appeals upheld the State's position in these cases, based on the recent decision of the United States Supreme Court in New York Conference of Blue Cross & Blue Shield Plans v. Travelers Insurance Company, and remanded the cases to the District Court for entry of judgment in favor of the State.

                          SHAREHOLDER SERVICING AGENTS


FOR CITIBANK NEW YORK RETAIL BANKING AND
BUSINESS AND PROFESSIONAL CUSTOMERS:
Citibank, N.A.
450 West 33rd Street, New York, NY 10001
(212) 564-3456 or (800) 846-5300


FOR CITIGOLD CLIENTS:
Citigold
P.O. Box 5130, New York, NY 10126-5130
Call Your Citigold Executive or, in NY or CT (800) 285-1701, or for all other states (800) 285-1707

FOR CITIBANK PRIVATE BANKING CLIENTS:
Citibank, N.A.
The Citibank Private Bank
153 East 53rd Street, New York, NY 10043
Call Your Citibank Private Banking Account Officer,
Registered Representative or (212) 559-5959


FOR CITIBANK GLOBAL ASSET MANAGEMENT CLIENTS:
Citibank, N.A.
Citibank Global Asset Management
153 East 53rd Street, New York, NY 10043
(212) 559-7117

FOR CITIBANK NORTH AMERICAN INVESTOR SERVICES CLIENTS:
Citibank, N.A.
111 Wall Street, New York, NY 10043
Call Your Account Manager or (212) 657-9100

FOR CITICORP INVESTMENT SERVICES CUSTOMERS:
Citicorp Investment Services
One Court Square, Long Island City, NY 11120
Call Your Investment Consultant or (800) 846-5200
(212) 736-8170 in New York City

LANDMARK CONNECTICUT TAX FREE RESERVES


TRUSTEES AND OFFICERS
C. Oscar Morong, Jr., Chairman
Philip W. Coolidge, President*
H.B. Alvord
Elliott J. Berv
Mark T. Finn
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
Walter E. Robb, III
E. Kirby Warren
William S. Woods, Jr.

SECRETARY
Thomas M. Lenz*

TREASURER
John R. Elder*


*Affiliated Person of Administrator and Distributor
----------------------------------------------------------------------------

INVESTMENT ADVISER
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
The Landmark Funds Broker-Dealer Services, Inc.
6 St. James Avenue, Boston, MA 02116
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company 225 Franklin
Street, Boston, MA 02110

AUDITORS
Deloitte & Touche LLP
125 Summer Street, Boston, MA  02110

LEGAL COUNSEL
Bingham, Dana & Gould
150 Federal Street, Boston, MA 02110
----------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENTS
(See Inside of Cover)

                                     PART C

Item 24.  Financial Statements and Exhibits.


         (a)    Financial Statements Included in Part A:
                LANDMARK NEW YORK TAX FREE RESERVES
                Condensed Financial Information - Financial Highlights for
                   each of the years in the nine-year period ended August 31, 1995 and the period from November 4, 1985 (commencement of operations) to August 31, 1986.
                LANDMARK CONNECTICUT TAX FREE RESERVES
                Condensed Financial Information - Financial Highlights for the
                   period from December 1, 1993 (commencement of operations) to August 31, 1995.

                Financial Statements Included in Part B:
                LANDMARK NEW YORK TAX-FREE RESERVES
                Portfolio of Investments at August 31, 1995*
                Statement of Assets and Liabilities at August 31, 1995* Statement of Operations for the fiscal year ended August 31,
                 1995*
                Statement of Changes in Net Assets for the years ended August
                 31, 1995 and August 31, 1994*
                Financial Highlights for each of the years in the five-year period ended August 31, 1995*
                LANDMARK CONNECTICUT TAX-FREE RESERVES
                Portfolio of Investments at August 31, 1995*
                Statement of Assets and Liabilities at August 31, 1995* Statement of Operations for the fiscal year ended
                  August 31, 1995*
                Statement of Changes in Net Assets for the period from
                  December 1, 1993 (commencement of operations) to August
                  31, 1994, and for the year ended August 31, 1995*
                Financial Highlights for the period from December 1, 1993
                 (commencement of operations) to August 31, 1995*
------------------
 *Incorporated by reference to the Registrant's Annual Reports to Shareholders of Landmark New York Tax-Free Reserves and Landmark Connecticut Tax-Free Reserves for the fiscal year ended August 31, 1995, filed with the Securities and Exchange Commission on the EDGAR system on or about October 26, 1995 (Accession Number 775613-95-000002).

         (b)      Exhibits

              *  1(a)           Declaration of Trust of Registrant
            ***  1(b)           Amended and Restated Establishment and Designation of Series
              *  2(a)           Amended and Restated By-Laws of Registrant
           ****  2(b)           Amendment to Amended and Restated By-Laws of Registrant
      * and ***  4              Specimen of certificate representing ownership of shares in the Registrant
            ***  5              Investment Advisory Agreement between the Registrant and Citibank, N.A., as adviser
      * and ***  6              Amended and Restated Distribution Agreement between the Registrant and The
                                Landmark Funds Broker-Dealer Services, Inc. ("LFBDS"), as distributor
              *  8              Custodian Contract between the Registrant and State Street Bank and Trust
                                Company ("State Street"), as custodian
            ***  9(a)           Amended and Restated Administrative Services Plan of the Registrant
      * and ***  9(b)           Administrative Services Agreement between the Registrant and LFBDS, as administrator
      * and ***  9(c)           Form of Amended and Restated Sub-Administrative Services Agreement between
                                Citibank, N.A. and LFBDS
           ****  9(d)(i)        Form of Shareholder Servicing Agreement between the Registrant and Citibank,
                                N.A., as shareholder servicing agent
           ****  9(d)(ii)       Form of Shareholder Servicing Agreement between the Registrant and a federal savings bank, as shareholder servicing agent
           ****  9(d)(iii)      Form of Shareholder Agreement between the Registrant and LFBDS, as shareholder servicing agent
              *  9(e)           Transfer Agency and Servicing Agreement between the Registrant and State
                                Street, as transfer agent
           ****  9(g)           Form of Amended and Restated Exchange Privilege Agreement among the
                                Registrant, certain other investment companies and LFBDS, as distributor
                 11             Consent of Deloitte & Touche LLP, independent auditors of the Registrant
      * and ***  15(a)          Amended and Restated Distribution Plan of the Registrant
            ***  16(a)          Performance Calculations for Landmark New York Tax Free Reserves
           ****  16(b)          Performance Calculations for Landmark Connecticut Tax Free Reserves
    *, **, ***,  25             Powers of Attorney for the Registrant
           ****
                 27             Financial Data Schedule

---------------------
   *Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A as
    filed with the Securities and Exchange Commission on January 2, 1992.

  **Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A as
    filed with the Securities and Exchange Commission on December 18, 1992.

 ***Incorporated herein by reference to Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A
    as filed with the Securities and Exchange Commission on September 16, 1993 and Post-Effective Amendment No. 15 to the
    Registrant's Registration Statement on form N-1A as filed with the Securities and Exchange Commission on December 16, 1993.

****Incorporated herein by reference to Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A
    as filed with the Securities and Exchange Commission on November 3, 1994.


Item 25.  Persons Controlled by or under Common Control with Registrant.

          Not applicable.

Item 26.  Number of Holders of Securities.

           Title of Class                              Number of Record Holders
                                                       As of December 18, 1995
   Shares of Beneficial Interest
        (without par value)

  Landmark New York Tax-Free Reserves                             6
  Landmark Connecticut Tax-Free Reserves                          5

Item 27.  Indemnification.

         Reference is hereby made to (a) Article V of the Registrant's Declaration of Trust, filed as an Exhibit to Post-Effective Amendment No. 12 to its Registration Statement on Form N-1A; (b) Section 4 of the Distribution Agreement between the Registrant and The Landmark Funds Broker-Dealer Services, Inc., filed as an Exhibit to Post-Effective Amendment No. 12 and Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A; and
(c) the undertaking of the Registrant regarding indemnification set forth in its Registration Statement on Form N-1A.

         The Trustees and officers of the Registrant and the personnel of the Registrant's administrator are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

Item 28.  Business and Other Connections of Investment Adviser.


         Citibank, N.A. ("Citibank") is a commercial bank offering a wide range of banking and investment services to customers across the United States and around the world. Citibank is a wholly-owned subsidiary of Citicorp, a registered bank holding company. Citibank also serves as investment adviser to the following registered investment companies (or series thereof): The Premium Portfolios (Balanced Portfolio, Equity Portfolio, Government Income Portfolio, International Equity Portfolio, Emerging Asian Markets Equity Portfolio and Small Cap Equity Portfolio), Tax Free Reserves Portfolio, U.S. Treasury Reserves Portfolio, Cash Reserves Portfolio, Landmark Multi-State Tax Free Funds (Landmark California Tax Free Reserves), Landmark Fixed Income Funds (Landmark Intermediate Income Fund), Landmark Tax Free Income Funds (Landmark New York Tax Free Income Fund and Landmark National Tax Free Income Fund) and Landmark VIP Funds (Landmark VIP U.S. Government Portfolio, Landmark VIP Balanced Portfolio, Landmark VIP Equity Portfolio and Landmark VIP International Equity Portfolio). As of December 31, 1994, Citibank and its affiliates managed assets in excess of $73 billion worldwide. The principal place of business of Citibank is located at 399 Park Avenue, New York, New York 10043.

         The Chairman of the Board and a Director of Citibank is John S. Reed. The following are Vice Chairmen of the Board and Directors of Citibank: Paul J. Collins, Pei-yuan Chia, William R. Rhodes and H. Onno Ruding. Other Directors of Citibank are D. Wayne Calloway, Chairman and Chief Executive Officer, PepsiCo, Inc., Purchase, New York; Colby H. Chandler, Former Chairman and Chief Executive Officer, Eastman Kodak Company; Kenneth T. Derr, Chairman and Chief Executive Officer, Chevron Corporation; H.J. Haynes, Senior Counselor, Bechtel Group, Inc., San Francisco, California; Rozanne L. Ridgway, President, The Atlantic Council of the United States; Robert B. Shapiro, President and Chief Operating Officer, Monsanto Company; Frank A. Shrontz, Chairman and Chief Executive Officer, Boeing Company, Seattle, Washington; Mario Henrique Simonsen, Vice Chairman, Brazilian Institute of Economics, The Getulio Vargas Foundation; Roger
B. Smith, Former Chairman and Chief Executive Officer, General Motors Corporation; Franklin A. Thomas, President, The Ford Foundation, New York, New York; and Edgar S. Woolard, Jr., Chairman and Chief Executive Officer, E.I. DuPont De Nemours & Company.

         Each of the individuals named above is also a Director of Citicorp. In addition, the following persons have the affiliations indicated:

D. Wayne Calloway        Director, Exxon Corporation
                         Director, General Electric Company
                         Director, PepsiCo., Inc.

Colby H. Chandler        Director, Digital Equipment Corporation
                         Director, Ford Motor Company
                         Director, J.C. Penney Company, Inc.

Pei-yuan Chia            None

Paul J. Collins          Director, Kimberly-Clark Corporation

Kenneth T. Derr          Director, Chevron Corporation
                         Director, Potlatch Corporation

H.J. Haynes              Director, Bechtel Group, Inc.
                         Director, Boeing Company
                         Director, Fremont Group, Inc.
                         Director, Hewlett-Packard Company
                         Director, Paccar Inc.
                         Director, Saudi Arabian Oil Company

John S. Reed             Director, Monsanto Company
                         Director, Philip Morris Companies, Incorporated
                         Stockholder, Tampa Tank & Welding, Inc.

William R. Rhodes        Director, Private Export Funding Corporation

Rozanne L. Ridgway       Director, 3M
                         Director, Bell Atlantic Corporation
                         Director, Boeing Company
                         Director, Emerson Electric Company
                         Member-International Advisory Board,
                           New Perspective Fund, Inc.
                         Director, RJR Nabisco, Inc.
                         Director, Sara Lee Corporation
                         Director, Union Carbide Corporation

H. Onno Ruding           Member, Board of Supervisory Directors,
                          Amsterdam Trustee's Kantoor
                         Board Member, Corning Incorporated
                         Advisor, Intercena (C&A) (Netherlands)
                         Member, Board of Supervisory Directors,
                          Pechiney Nederland N.V.
                         Member, Board of Advisers, Robeco N.V.
                         Advisory Director, Unilever N.V.
                         Advisory Director, Unilever PLC

Robert B. Shapiro        Director, G.D. Searle & Co.
                         Director, Liposome Technology, Inc.
                         Director, Monsanto Company
                         Director, The Nutrasweet Company

Frank A. Shrontz         Director, 3M
                         Director, Baseball of Seattle, Inc.
                         Director, Boeing Company
                         Director, Boise Cascade Corp.

Mario Henrique Simonsen  Director, Companhia Bozano Simonsen
                          Comercioe E Industria
                         Director, Companhia Monteia & Aranha
                         President, Simposium Consultoria E
                          Servicos Tecnicos LTDA

Roger B. Smith           Director, International Paper Company
                         Director, Johnson & Johnson
                         Director, Pepsico, Inc.
                         Director, Rubatex Corporation

Franklin A. Thomas       Director, Aluminum Company of America
                         Director, American Telephone & Telegraph Co.
                         Director, CBS, Inc.
                         Director, Cummins Engine Company, Inc.
                         Director, Pepsico, Inc.

Edgar S. Woolard, Jr.    Director, E.I. DuPont De Nemours & Company
                         Director, International Business Machines Corp.
                         Director, Seagram Company, Ltd.


Item 29.  Principal Underwriters.


         (a) The Landmark Funds Broker-Dealer Services, Inc. ("LFBDS"), the Registrant's Distributor, is also the distributor for Landmark International Equity Fund, Landmark Emerging Asian Markets Equity Fund, Landmark U.S. Treasury Reserves, Landmark Cash Reserves, Premium U.S. Treasury Reserves, Premium Liquid Reserves, Landmark Institutional U.S. Treasury Reserves, Landmark Institutional Liquid Reserves, Landmark Tax Free Reserves, Landmark California Tax Free Reserves, Landmark U.S. Government Income Fund, Landmark Intermediate Income Fund, Landmark Balanced Fund, Landmark Equity Fund, Landmark Small Cap Equity Fund, Landmark National Tax Free Income Fund, Landmark New York Tax Free Income Fund, and Landmark VIP Funds (Landmark VIP U.S. Government Portfolio, Landmark VIP Balanced Portfolio, Landmark VIP Equity Portfolio and Landmark VIP International Equity Portfolio). LFBDS is also the placement agent for International Equity Portfolio, Balanced Portfolio, Equity Portfolio, Small Cap Equity Portfolio, Government Income Portfolio, Emerging Asian Markets Equity Portfolio, Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio and Tax Free Reserves Portfolio.

         (b) The information required by this item 29 with respect to each director and officer of LFBDS is incorporated by reference to Schedule A of Form BD filed by LFBDS pursuant to the Securities and Exchange Act of 1934 (File No. 8-32417).


         (c) Not applicable.

Item 30.  Location of Accounts and Records.

         The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

      NAME                                                          ADDRESS
      The Landmark Funds Broker-Dealer Services, Inc.               6 St. James Avenue
      (administrator and distributor)                               Boston, MA 02116

      State Street Bank and Trust Company                           1776 Heritage Drive
      (custodian and transfer agent)                                North Quincy, MA 02171

      Citibank, N.A.                                                153 East 53rd Street
      (investment adviser)                                          New York, NY 10043

      SHAREHOLDER SERVICING AGENTS

      Citibank, N.A.                                                450 West 33rd Street
                                                                    New York, NY 10001

      Citibank, N.A. -- Citigold                                    666 5th Avenue
                                                                    New York, NY 10043

      Citibank, N.A. -- The Citibank                                153 East 53rd Street
      Private Bank                                                  New York, NY 10022

      Citibank, N.A. -- Citibank Global                             153 East 53rd Street
      Asset Management                                              New York, NY 10043

      Citibank, N.A. -- North American                              111 Wall Street
      Investor Services                                             New York, NY 10043

      Citicorp Investment Services                                  One Court Square
                                                                    Long Island City, NY 11120

      The Landmark Funds Broker-Dealer Services, Inc.               6 St. James Avenue
                                                                    Boston, MA 02116

Item 31.  Management Services.

          Not applicable.

Item 32.  Undertakings.

          (a)  Not applicable.

          (b)  Not applicable.

          (c) The Registrant undertakes to furnish to each person to whom a prospectus of each of the series of the Registrant is delivered with a copy of such series' latest Annual Reports to Shareholders, upon request without charge.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Post-Effective Amendment to its Registration Statement on Form N-1A meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and that the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 27th day of December, 1995.

                                     LANDMARK MULTI-STATE TAX FREE FUNDS


                                     By: Philip W. Coolidge
                                         -----------------------------------
                                         Philip W. Coolidge
                                         President


         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on December 27, 1995.


        Signature                           Title

   Philip W. Coolidge        President, Principal Executive Officer and Trustee
   ------------------------
   Philip W. Coolidge

   John R. Elder             Principal Accounting and Financial Officer
   ------------------------
   John R. Elder

   H.B. Alvord*              Trustee
   ------------------------
   H.B. Alvord

   Elliott J. Berv*          Trustee
   ------------------------
   Elliot J. Berv

   Mark T. Finn*             Trustee
   ------------------------
   Mark T. Finn

   Riley C. Gilley*          Trustee
   ------------------------
   Riley C. Gilley

   Diana R. Harrington*      Trustee
   ------------------------
   Diana R. Harrington

   Susan B. Kerley*          Trustee
   ------------------------
   Susan B. Kerley

   C. Oscar Morong, Jr.*     Trustee
   ------------------------
   C. Oscar Morong, Jr.

   Walter E. Robb, III*      Trustee
   ------------------------
   Walter E. Robb, III

   E. Kirby Warren*          Trustee
   ------------------------
   E. Kirby Warren

   William S. Woods, Jr.*    Trustee
   ------------------------
   William S. Woods, Jr.


*By:  Philip W. Coolidge
      ------------------------
      Philip W. Coolidge

      Executed by Philip W. Coolidge on behalf of those indicated pursuant to Powers of Attorney.

                                EXHIBIT INDEX

11   Consent of Deloitte & Touche LLP, independent auditors of the Registrant
27   Financial Data Schedule